UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road

Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road

Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2023

Date of reporting period: January 31, 2023

Item 1. Reports to Stockholders.

Strive U.S. Energy ETF

Strive 500 ETF

Strive U.S. Semiconductor ETF

Strive Emerging Markets Ex-China ETF

Strive 1000 Dividend Growth ETF

Strive 1000 Growth ETF

Strive 1000 Value ETF

Strive Small-Cap ETF

Semi-Annual Report

January 31, 2023

STRIVE ETFs

STRIVE ETFs

Tabular Presentation of Schedule of Investments

As of January 31, 2023 (Unaudited)

Strive U.S. Energy ETF

Sector[1]	% Net Assets
Energy	93.2%
Utilities	5.7%
Industrials	0.8%
Other[2]	0.3%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

Tabular Presentation of Schedule of Investments

As of January 31, 2023 (Unaudited)

Strive 500 ETF

Sector[1]	% Net Assets
Information Technology	27.2%[2]
Health Care	14.7%
Financials	11.3%
Consumer Discretionary	10.5%
Industrials	8.1%
Communication Services	8.0%
Consumer Staples	6.6%
Energy	5.1%
Utilities	2.8%
Real Estate	2.7%
Materials	2.5%
Other[3]	0.5%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

STRIVE ETFs

Tabular Presentation of Schedule of Investments

As of January 31, 2023 (Unaudited)

Strive U.S. Semiconductor ETF

Sector[1]	% Net Assets
Information Technology	99.7%
Other[2]	0.3%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

Tabular Presentation of Schedule of Investments

As of January 31, 2023 (Unaudited)

Strive Emerging Markets Ex-China ETF

Sector[1]	% Net Assets
Financials	30.2%[2]
Information Technology	27.3%[2]
Materials	9.9%
Energy	8.6%
Industrials	6.3%
Communication Services	5.0%
Consumer Staples	4.3%
Consumer Discretionary	3.6%
Health Care	1.4%
Real Estate	0.7%
Utilities	0.6%
Other[3]	2.1%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

STRIVE ETFs

Tabular Presentation of Schedule of Investments

As of January 31, 2023 (Unaudited)

Strive 1000 Dividend Growth ETF

Sector[1]	% Net Assets
Information Technology	27.6%[2]
Health Care	22.4%
Industrials	12.8%
Financials	10.1%
Consumer Discretionary	8.5%
Consumer Staples	8.2%
Real Estate	4.2%
Materials	2.7%
Utilities	2.6%
Communication Services	0.5%
Energy	0.1%
Other[3]	0.3%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

Tabular Presentation of Schedule of Investments

As of January 31, 2023 (Unaudited)

Strive 1000 Growth ETF

Sector[1]	% Net Assets
Information Technology	36.3%[2]
Health Care	16.1%
Consumer Discretionary	12.5%
Communication Services	8.7%
Industrials	8.2%
Financials	5.9%
Consumer Staples	5.7%
Real Estate	3.2%
Materials	1.5%
Utilities	1.0%
Energy	0.6%
Other[3]	0.3%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

STRIVE ETFs

Tabular Presentation of Schedule of Investments

As of January 31, 2023 (Unaudited)

Strive 1000 Value ETF

Sector[1]	% Net Assets
Financials	22.2%
Energy	13.0%
Health Care	12.0%
Industrials	10.9%
Consumer Discretionary	7.8%
Consumer Staples	7.5%
Information Technology	7.2%
Utilities	5.9%
Communication Services	5.5%
Materials	4.1%
Real Estate	3.5%
Other[2]	0.4%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

Tabular Presentation of Schedule of Investments

As of January 31, 2023 (Unaudited)

Strive Small-Cap ETF

Sector[1]	% Net Assets
Industrials	17.8%
Information Technology	15.1%
Financials	14.7%
Consumer Discretionary	12.9%
Health Care	12.7%
Real Estate	7.2%
Energy	5.7%
Materials	5.0%
Utilities	3.6%
Consumer Staples	3.3%
Communication Services	1.6%
Other[2]	0.4%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

Strive U.S. Energy ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 0.3%
18,128	BWX Technologies, Inc.	$1,103,270

Construction & Engineering - 0.3%
40,250	MDU Resources Group, Inc.	1,244,127

Electric Utilities - 2.3%
197,039	Exelon Corp.	8,313,075
10,010	IDACORP, Inc.	1,059,158
		9,372,233
Electrical Components & Equipment - 0.3%
41,056	Sunrun, Inc. (a)	1,078,952

Gas Utilities - 1.3%
27,703	Atmos Energy Corp.	3,256,211
17,969	National Fuel Gas Co.	1,043,280
12,836	Southwest Gas Holdings, Inc.	859,113
		5,158,604
Independent Power Producers & Energy Traders - 0.9%
130,702	AES Corp.	3,582,542

Integrated Oil & Gas - 42.0%
370,088	Chevron Corp.	64,402,714
801,122	Exxon Mobil Corp.	92,938,163
186,612	Occidental Petroleum Corp.	12,090,591
		169,431,468
Multi-Utilities - 0.5%
80,760	NiSource, Inc.	2,241,090

Oil & Gas Equipment & Services - 7.8%
202,045	Baker Hughes Co.	6,412,908
167,846	Halliburton Co.	6,918,612
77,942	NOV, Inc.	1,904,902
283,164	Schlumberger Ltd. ADR (b)	16,134,685
		31,371,107
Oil & Gas Exploration & Production - 26.2%
53,726	Antero Resources Corp. (a)	1,549,458
65,110	APA Corp.	2,886,326
22,951	Chesapeake Energy Corp.	1,990,311
7,585	Chord Energy Corp.	1,087,158
14,307	Civitas Resources, Inc.	952,131
245,097	ConocoPhillips	29,869,971
154,955	Coterra Energy, Inc.	3,878,524
130,311	Devon Energy Corp.	8,240,868

The accompanying notes are an integral part of these financial statements.

Strive U.S. Energy ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
35,464	Diamondback Energy, Inc.	$5,182,000
117,141	EOG Resources, Inc.	15,491,897
66,980	EQT Corp.	2,188,237
56,022	Hess Corp.	8,412,264
135,174	Marathon Oil Corp.	3,713,230
22,005	Matador Resources Co.	1,455,851
29,460	Murphy Oil Corp.	1,284,751
50,611	Ovintiv, Inc.	2,491,580
18,992	PDC Energy, Inc.	1,286,328
45,423	Pioneer Natural Resources Co.	10,463,188
50,695	Range Resources Corp.	1,268,389
23,657	SM Energy Co.	777,606
221,589	Southwestern Energy Co. (a)	1,223,171
		105,693,239
Oil & Gas Refining & Marketing - 8.7%
30,955	HF Sinclair Corp.	1,761,339
99,724	Marathon Petroleum Corp.	12,816,528
96,208	Phillips 66	9,646,776
78,759	Valero Energy Corp.	11,028,623
		35,253,266
Oil & Gas Storage & Transportation - 8.4%
49,663	Cheniere Energy, Inc.	7,588,010
18,826	DT Midstream, Inc.	1,029,029
8,532	Hess Midstream LP - Class A	263,468
395,335	Kinder Morgan, Inc.	7,234,630
9,626	New Fortress Energy, Inc.	373,393
89,103	ONEOK, Inc.	6,101,773
44,417	Targa Resources Corp.	3,332,163
243,758	Williams Cos., Inc.	7,858,758
		33,781,224
Renewable Electricity - 0.7%
25,471	Brookfield Renewable Corp. - Class A ADR (b)	802,846
6,892	Clearway Energy, Inc. - Class A	220,889
16,262	Clearway Energy, Inc. - Class C	549,493
16,666	NextEra Energy Partners LP	1,221,618
		2,794,846
	TOTAL COMMON STOCKS (Cost $366,636,750)	402,105,968

MONEY MARKET FUNDS - 0.3%
1,227,547	First American Government Obligations Fund - Class X, 4.14% (c)	1,227,547
	TOTAL MONEY MARKET FUNDS (Cost $1,227,547)	1,227,547

	TOTAL INVESTMENTS (Cost $367,864,297) - 100.0%	$403,333,515
	Other Assets in Excess of Liabilities - 0.0% (d)	119,446
	TOTAL NET ASSETS - 100.0%	$403,452,961

The accompanying notes are an integral part of these financial statements.

Strive U.S. Energy ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day effective yield.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 96.9%
Advertising - 0.1%
648	Omnicom Group, Inc.	$55,722
1,408	Trade Desk, Inc. - Class A (a)	71,386
		127,108
Aerospace & Defense - 1.8%
1,936	Boeing Co. (a)	412,368
792	General Dynamics Corp.	184,584
231	HEICO Corp. - Class A	30,880
126	HEICO Corp.	21,540
616	L3Harris Technologies, Inc.	132,329
856	Lockheed Martin Corp.	396,551
449	Northrop Grumman Corp.	201,170
4,840	Raytheon Technologies Corp.	483,274
176	TransDigm Group, Inc.	126,324
		1,989,020
Agricultural & Farm Machinery - 0.3%
908	Deere & Co.	383,939

Agricultural Products - 0.1%
1,848	Archer-Daniels-Midland Co.	153,107

Air Freight & Logistics - 0.6%
528	Expeditors International of Washington, Inc.	57,103
792	FedEx Corp.	153,537
2,376	United Parcel Service, Inc. - Class B	440,106
		650,746
Airlines - 0.2%
2,112	Delta Air Lines, Inc. (a)	82,579
1,936	Southwest Airlines Co.	69,251
1,056	United Airlines Holdings, Inc. (a)	51,702
		203,532
Apparel Retail - 0.4%
1,144	Ross Stores, Inc.	135,209
3,608	TJX Cos., Inc.	295,351
		430,560
Apparel, Accessories & Luxury Goods - 0.1%
380	Lululemon Athletica, Inc. (a)	116,614
1,144	VF Corp.	35,395
		152,009
Application Software - 2.5%
1,507	Adobe, Inc. (a)	558,102
277	Ansys, Inc. (a)	73,782
92	Aspen Technology, Inc. (a)	18,285
459	Atlassian Corp. - Class A (a)	74,184
704	Autodesk, Inc. (a)	151,473

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
704	Bentley Systems, Inc. - Class B	$27,491
306	Bill.com Holdings, Inc. (a)	35,380
880	Cadence Design Systems, Inc. (a)	160,890
900	Datadog, Inc. - Class A (a)	67,329
639	DocuSign, Inc. (a)	38,749
134	HubSpot, Inc. (a)	46,499
889	Intuit, Inc.	375,754
5,632	Palantir Technologies, Inc. - Class A (a)	43,817
147	Paycom Software, Inc. (a)	47,619
352	Roper Technologies, Inc.	150,216
3,168	Salesforce, Inc. (a)	532,129
528	Splunk, Inc. (a)	50,567
478	Synopsys, Inc. (a)	169,092
126	Tyler Technologies, Inc. (a)	40,669
704	Unity Software, Inc. (a)	25,006
640	Workday, Inc. - Class A (a)	116,115
704	Zoom Video Communications, Inc. - Class A (a)	52,800
		2,855,948
Asset Management & Custody Banks - 1.1%
352	Ameriprise Financial, Inc.	123,242
478	Ares Management Corp. - Class A	39,669
2,376	Bank of New York Mellon Corp.	120,154
458	BlackRock, Inc.	347,718
2,288	Blackstone, Inc.	219,556
1,408	Blue Owl Capital, Inc.	17,713
968	Franklin Resources, Inc.	30,202
2,382	KKR & Co., Inc.	132,939
642	Northern Trust Corp.	62,255
1,144	State Street Corp.	104,482
704	T. Rowe Price Group, Inc.	81,995
		1,279,925
Auto Parts & Equipment - 0.1%
880	Aptiv PLC ADR (a)(b)	99,519

Automobile Manufacturers - 1.7%
12,848	Ford Motor Co.	173,576
4,535	General Motors Co.	178,316
1,848	Lucid Group, Inc. (a)(c)	21,603
1,680	Rivian Automotive, Inc. - Class A (a)	32,592
8,595	Tesla, Inc. (a)	1,488,826
		1,894,913
Automotive Retail - 0.3%
52	AutoZone, Inc. (a)	126,820
528	CarMax, Inc. (a)	37,198
201	O’Reilly Automotive, Inc. (a)	159,262
		323,280

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Biotechnology - 2.5%
5,781	AbbVie, Inc.	$854,143
375	Alnylam Pharmaceuticals, Inc. (a)	84,900
1,760	Amgen, Inc.	444,224
458	Biogen, Inc. (a)	133,232
616	BioMarin Pharmaceutical, Inc. (a)	71,056
4,102	Gilead Sciences, Inc.	344,322
733	Horizon Therapeutics PLC ADR (a)(b)	80,425
616	Incyte Corp. (a)	52,446
1,144	Moderna, Inc. (a)	201,413
323	Regeneron Pharmaceuticals, Inc. (a)	244,986
440	Seagen, Inc. (a)	61,371
818	Vertex Pharmaceuticals, Inc. (a)	264,296
		2,836,814
Broadcasting - 0.1%
986	Fox Corp. - Class A	33,465
440	Fox Corp. - Class B	13,948
25	Paramount Global - Class A	666
1,883	Paramount Global - Class B	43,610
		91,689
Building Products - 0.4%
148	Carlisle Cos., Inc.	37,127
2,728	Carrier Global Corp.	124,206
2,288	Johnson Controls International PLC ADR (b)	159,176
737	Trane Technologies PLC ADR (b)	132,011
		452,520
Cable & Satellite - 0.7%
321	Charter Communications, Inc. - Class A (a)	123,364
14,287	Comcast Corp. - Class A	562,193
46	Liberty Broadband Corp. - Class A (a)	4,123
388	Liberty Broadband Corp. - Class C (a)	34,835
2,213	Sirius XM Holdings, Inc.	12,813
		737,328
Casinos & Gaming - 0.1%
1,056	Las Vegas Sands Corp. (a)	62,304
1,002	MGM Resorts International	41,493
		103,797
Commodity Chemicals - 0.2%
2,376	Dow, Inc.	141,016
820	LyondellBasell Industries N.V. - Class A ADR (b)	79,286
		220,302
Communications Equipment - 0.7%
792	Arista Networks, Inc. (a)	99,808
12,320	Cisco Systems, Inc.	599,614
528	Motorola Solutions, Inc.	135,701
12	Ubiquiti, Inc.	3,506
		838,629

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Computer & Electronics Retail - 0.1%
643	Best Buy Co., Inc.	$57,047

Construction Machinery & Heavy Trucks - 0.6%
1,705	Caterpillar, Inc.	430,154
440	Cummins, Inc.	109,798
1,056	PACCAR, Inc.	115,431
560	Westinghouse Air Brake Technologies Corp.	58,134
		713,517
Construction Materials - 0.1%
192	Martin Marietta Materials, Inc.	69,051
440	Vulcan Materials Co.	80,665
		149,716
Construction & Engineering - 0.1%
455	Quanta Services, Inc.	69,246

Consumer Electronics - 0.0% (d)
528	Garmin Ltd. ADR (b)	52,209

Consumer Finance - 0.5%
1,785	American Express Co.	312,250
1,232	Capital One Financial Corp.	146,608
880	Discover Financial Services	102,722
1,547	Synchrony Financial	56,821
		618,401
Copper - 0.2%
4,664	Freeport-McMoRan, Inc.	208,108
274	Southern Copper Corp.	20,608
		228,716
Data Processing & Outsourced Services - 3.3%
1,340	Automatic Data Processing, Inc.	302,585
1,672	Block, Inc. (a)	136,636
473	Broadridge Financial Solutions, Inc.	71,120
1,936	Fidelity National Information Services, Inc.	145,277
1,936	Fiserv, Inc. (a)	206,532
228	FleetCor Technologies, Inc. (a)	47,609
880	Global Payments, Inc.	99,194
2,777	Mastercard, Inc. - Class A	1,029,156
1,056	Paychex, Inc.	122,348
3,784	PayPal Holdings, Inc. (a)	308,358
704	SS&C Technologies Holdings, Inc.	42,486
5,336	Visa, Inc. - Class A	1,228,401
		3,739,702
Distillers & Vintners - 0.2%
142	Brown-Forman Corp. - Class A	9,443
968	Brown-Forman Corp. - Class B	64,449
459	Constellation Brands, Inc. - Class A	106,268
		180,160

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Distributors - 0.1%
440	Genuine Parts Co.	$73,841
116	Pool Corp.	44,731
		118,572
Diversified Banks - 2.9%
23,081	Bank of America Corp.	818,914
6,336	Citigroup, Inc.	330,866
9,540	JPMorgan Chase & Co.	1,335,218
4,312	U.S. Bancorp	214,738
12,442	Wells Fargo & Co.	583,157
		3,282,893
Diversified Support Services - 0.2%
274	Cintas Corp.	121,585
1,408	Copart, Inc. (a)	93,787
		215,372
Drug Retail - 0.1%
2,288	Walgreens Boots Alliance, Inc.	84,336

Electric Utilities - 1.8%
792	Alliant Energy Corp.	42,792
1,672	American Electric Power Co., Inc.	157,101
222	Avangrid, Inc.	9,362
1,056	Constellation Energy Corp.	90,140
2,552	Duke Energy Corp.	261,452
1,232	Edison International	84,885
647	Entergy Corp.	70,057
728	Evergy, Inc.	45,609
1,144	Eversource Energy	94,186
3,168	Exelon Corp.	133,658
1,760	FirstEnergy Corp.	72,072
6,424	NextEra Energy, Inc.	479,423
5,280	PG&E Corp. (a)	83,952
2,376	PPL Corp.	70,330
3,432	Southern Co.	232,278
1,760	Xcel Energy, Inc.	121,035
		2,048,332
Electrical Components & Equipment - 0.6%
733	AMETEK, Inc.	106,226
1,320	Eaton Corp. PLC ADR (b)	214,117
1,936	Emerson Electric Co.	174,666
198	Generac Holdings, Inc. (a)	23,879
367	Rockwell Automation, Inc.	103,505
		622,393
Electronic Components - 0.2%
1,936	Amphenol Corp. - Class A	154,435
2,464	Corning, Inc.	85,279
		239,714

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Electronic Equipment & Instruments - 0.2%
563	Keysight Technologies, Inc. (a)	$100,974
136	Teledyne Technologies, Inc. (a)	57,699
792	Trimble, Inc. (a)	45,984
176	Zebra Technologies Corp. - Class A (a)	55,648
		260,305
Electronic Manufacturing Services - 0.1%
1,056	TE Connectivity Ltd. ADR (b)	134,270

Environmental & Facilities Services - 0.3%
704	Republic Services, Inc.	87,873
792	Rollins, Inc.	28,829
1,351	Waste Management, Inc.	209,040
		325,742
Fertilizers & Agricultural Chemicals - 0.2%
639	C.F. Industries Holdings, Inc.	54,123
2,376	Corteva, Inc.	153,133
1,144	Mosaic Co.	56,674
		263,930
Financial Exchanges & Data - 1.1%
1,170	CME Group, Inc.	206,692
459	Coinbase Global, Inc. - Class A (a)(c)	26,842
116	FactSet Research Systems, Inc.	49,061
1,848	Intercontinental Exchange, Inc.	198,752
528	Moody’s Corp.	170,412
264	MSCI, Inc.	140,332
1,144	Nasdaq, Inc.	68,857
1,079	S&P Global, Inc.	404,560
352	Tradeweb Markets, Inc. - Class A	26,238
		1,291,746
Food Distributors - 0.1%
1,672	Sysco Corp.	129,513

Food Retail - 0.1%
528	Albertsons Cos., Inc. - Class A	11,194
2,112	Kroger Co.	94,259
		105,453
Footwear - 0.5%
4,098	Nike, Inc. - Class B	521,798

Gas Utilities - 0.0% (d)
440	Atmos Energy Corp.	51,718

General Merchandise Stores - 0.5%
723	Dollar General Corp.	168,893
704	Dollar Tree, Inc. (a)	105,727
1,496	Target Corp.	257,521
		532,141

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Gold - 0.1%
2,552	Newmont Corp.	$135,077

Health Care Distributors - 0.3%
528	AmerisourceBergen Corp.	89,211
832	Cardinal Health, Inc.	64,272
451	McKesson Corp.	170,785
		324,268
Health Care Equipment - 2.6%
5,720	Abbott Laboratories	632,346
1,672	Baxter International, Inc.	76,394
914	Becton Dickinson and Co.	230,529
4,664	Boston Scientific Corp. (a)	215,710
1,271	Dexcom, Inc. (a)	136,111
2,024	Edwards Lifesciences Corp. (a)	155,241
1,170	GE HealthCare Technologies, Inc. (a)	81,338
792	Hologic, Inc. (a)	64,445
264	IDEXX Laboratories, Inc. (a)	126,852
214	Insulet Corp. (a)	61,486
1,165	Intuitive Surgical, Inc. (a)	286,229
4,312	Medtronic PLC ADR (b)	360,871
460	ResMed, Inc.	105,050
305	Steris PLC ADR (b)	62,986
1,074	Stryker Corp.	272,592
138	Teleflex, Inc.	33,592
704	Zimmer Biomet Holdings, Inc.	89,647
		2,991,419
Health Care Facilities - 0.2%
704	HCA Healthcare, Inc.	179,569

Health Care Services - 0.7%
987	Cigna Corp.	312,553
4,312	CVS Health Corp.	380,405
282	Laboratory Corp. of America Holdings	71,098
370	Quest Diagnostics, Inc.	54,938
		818,994
Health Care Supplies - 0.1%
229	Align Technology, Inc. (a)	61,768
143	Cooper Cos., Inc.	49,897
		111,665
Health Care Technology - 0.1%
440	Veeva Systems, Inc. - Class A (a)	75,042

Home Improvement Retail - 1.3%
3,367	Home Depot, Inc.	1,091,480
2,024	Lowe’s Cos., Inc.	421,498
		1,512,978

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Homebuilding - 0.2%
1,056	D.R. Horton, Inc.	$104,217
792	Lennar Corp. - Class A	81,101
39	Lennar Corp. - Class B	3,368
8	NVR, Inc. (a)	42,160
		230,846
Hotels, Resorts & Cruise Lines - 0.7%
1,174	Airbnb, Inc. - Class A (a)	130,443
122	Booking Holdings, Inc. (a)	296,960
3,124	Carnival Corp. ADR (a)(b)	33,802
478	Expedia Group, Inc. (a)	54,635
880	Hilton Worldwide Holdings, Inc.	127,679
968	Marriott International, Inc. - Class A	168,606
		812,125
Household Products - 1.4%
792	Church & Dwight Co., Inc.	64,041
384	Clorox Co.	55,561
2,728	Colgate-Palmolive Co.	203,318
1,096	Kimberly-Clark Corp.	142,491
7,832	Procter & Gamble Co.	1,115,120
		1,580,531
Hypermarkets & Super Centers - 1.2%
1,440	Costco Wholesale Corp.	736,042
4,589	Walmart, Inc.	660,219
		1,396,261
Independent Power Producers & Energy Traders - 0.1%
2,112	AES Corp.	57,890

Industrial Conglomerates - 0.8%
1,848	3M Co.	212,668
3,520	General Electric Co.	283,290
2,200	Honeywell International, Inc.	458,656
		954,614
Industrial Gases - 0.7%
724	Air Products and Chemicals, Inc.	232,049
1,614	Linde PLC ADR (b)	534,137
		766,186
Industrial Machinery - 0.7%
458	Dover Corp.	69,538
1,144	Fortive Corp.	77,826
235	IDEX Corp.	56,325
880	Illinois Tool Works, Inc.	207,715
1,320	Ingersoll Rand, Inc.	73,920
1,408	Otis Worldwide Corp.	115,780
395	Parker-Hannifin Corp.	128,770
468	Stanley Black & Decker, Inc.	41,797
616	Xylem, Inc.	64,070
		835,741

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Insurance Brokers - 0.7%
644	Aon PLC - Class A ADR (b)	$205,230
704	Arthur J. Gallagher & Co.	137,787
792	Brown & Brown, Inc.	46,380
1,612	Marsh & McLennan Cos., Inc.	281,955
352	Willis Towers Watson PLC ADR (b)	89,475
		760,827
Integrated Oil & Gas - 2.5%
6,290	Chevron Corp.	1,094,586
13,728	Exxon Mobil Corp.	1,592,585
3,080	Occidental Petroleum Corp.	199,553
		2,886,724
Integrated Telecommunication Services - 0.9%
23,232	AT&T, Inc.	473,236
13,728	Verizon Communications, Inc.	570,673
		1,043,909
Interactive Home Entertainment - 0.3%
2,288	Activision Blizzard, Inc.	175,192
880	Electronic Arts, Inc.	113,238
1,080	Roblox Corp. - Class A (a)	40,187
528	Take-Two Interactive Software, Inc. (a)	59,785
		388,402
Interactive Media & Services - 4.4%
19,647	Alphabet, Inc. - Class A (a)	1,941,909
17,633	Alphabet, Inc. - Class C (a)	1,761,008
968	Match Group, Inc. (a)	52,388
7,480	Meta Platforms, Inc. - Class A (a)	1,114,296
1,848	Pinterest, Inc. - Class A (a)	48,584
3,344	Snap, Inc. - Class A (a)	38,657
933	ZoomInfo Technologies, Inc. (a)	26,339
		4,983,181
Internet & Direct Marketing Retail - 3.0%
29,174	Amazon.com, Inc. (a)	3,008,715
286	Chewy, Inc. - Class A (a)	12,887
2,728	Coupang, Inc. (a)	46,076
819	DoorDash, Inc. - Class A (a)	47,436
1,848	eBay, Inc.	91,476
393	Etsy, Inc. (a)	54,069
141	MercadoLibre, Inc. (a)	166,618
		3,427,277
Internet Services & Infrastructure - 0.4%
528	Akamai Technologies, Inc. (a)	46,966
901	Cloudflare, Inc. - Class A (a)	47,672
211	MongoDB, Inc. (a)	45,198
477	Okta, Inc. (a)	35,112
880	Snowflake, Inc. - Class A (a)	137,667
564	Twilio, Inc. - Class A (a)	33,750

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
292	VeriSign, Inc. (a)	$63,671
		410,036
Investment Banking & Brokerage - 1.2%
5,018	Charles Schwab Corp.	388,494
1,107	Goldman Sachs Group, Inc.	404,952
300	Interactive Brokers Group, Inc. - Class A	23,982
264	LPL Financial Holdings, Inc.	62,600
4,324	Morgan Stanley	420,855
616	Raymond James Financial, Inc.	69,466
		1,370,349
IT Consulting & Other Services - 1.1%
2,171	Accenture PLC - Class A ADR (b)	605,818
1,672	Cognizant Technology Solutions Corp. - Class A	111,606
176	EPAM Systems, Inc. (a)	58,546
264	Gartner, Inc. (a)	89,269
2,929	International Business Machines Corp.	394,624
		1,259,863
Life & Health Insurance - 0.4%
1,936	Aflac, Inc.	142,296
2,024	MetLife, Inc.	147,792
792	Principal Financial Group, Inc.	73,300
1,232	Prudential Financial, Inc.	129,286
		492,674
Life Sciences Tools & Services - 1.8%
968	Agilent Technologies, Inc.	147,213
2,024	Avantor, Inc. (a)	48,374
57	Bio-Rad Laboratories, Inc. - Class A (a)	26,645
146	Charles River Laboratories International, Inc. (a)	35,515
2,171	Danaher Corp.	573,969
528	Illumina, Inc. (a)	113,098
616	IQVIA Holdings, Inc. (a)	141,317
60	Mettler-Toledo International, Inc. (a)	91,975
392	PerkinElmer, Inc.	53,912
1,273	Thermo Fisher Scientific, Inc.	726,030
190	Waters Corp. (a)	62,430
230	West Pharmaceutical Services, Inc.	61,088
		2,081,566
Managed Health Care - 2.0%
1,848	Centene Corp. (a)	140,892
792	Elevance Health, Inc.	395,992
399	Humana, Inc.	204,168
184	Molina Healthcare, Inc. (a)	57,377
3,048	UnitedHealth Group, Inc.	1,521,531
		2,319,960
Metal & Glass Containers - 0.1%
1,056	Ball Corp.	61,501

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Movies & Entertainment - 1.2%
528	Live Nation Entertainment, Inc. (a)	$42,499
1,421	Netflix, Inc. (a)	502,835
383	Spotify Technology S.A. ADR (a)(b)	43,172
5,984	Walt Disney Co. (a)	649,204
7,216	Warner Bros Discovery, Inc. (a)	106,941
374	Warner Music Group Corp. - Class A	13,632
		1,358,283
Multi-line Insurance - 0.2%
2,552	American International Group, Inc.	161,337
1,056	Hartford Financial Services Group, Inc.	81,956
		243,293
Multi-Sector Holdings - 1.2%
4,251	Berkshire Hathaway, Inc. - Class B (a)	1,324,272

Multi-Utilities - 0.8%
880	Ameren Corp.	76,446
2,024	CenterPoint Energy, Inc.	60,963
968	CMS Energy Corp.	61,168
1,144	Consolidated Edison, Inc.	109,035
2,734	Dominion Energy, Inc.	173,992
616	DTE Energy Co.	71,684
1,584	Public Service Enterprise Group, Inc.	98,097
1,056	Sempra Energy	169,308
1,056	WEC Energy Group, Inc.	99,253
		919,946
Oil & Gas Equipment & Services - 0.4%
3,168	Baker Hughes Co.	100,552
2,728	Halliburton Co.	112,448
4,576	Schlumberger Ltd. ADR (b)	260,740
		473,740
Oil & Gas Exploration & Production - 1.3%
4,148	ConocoPhillips	505,517
2,552	Coterra Energy, Inc.	63,877
2,112	Devon Energy Corp.	133,563
562	Diamondback Energy, Inc.	82,119
1,884	EOG Resources, Inc.	249,159
1,090	EQT Corp.	35,610
880	Hess Corp.	132,141
2,288	Marathon Oil Corp.	62,851
729	Pioneer Natural Resources Co.	167,925
17	Texas Pacific Land Corp.	33,929
		1,466,691
Oil & Gas Refining & Marketing - 0.5%
1,615	Marathon Petroleum Corp.	207,560
1,584	Phillips 66	158,828
1,320	Valero Energy Corp.	184,840
		551,228

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Oil & Gas Storage & Transportation - 0.4%
798	Cheniere Energy, Inc.	$121,926
6,512	Kinder Morgan, Inc.	119,170
1,408	ONEOK, Inc.	96,420
3,960	Williams Cos., Inc.	127,670
		465,186
Other Diversified Financial Services - 0.1%
1,408	Apollo Global Management, Inc.	99,658

Packaged Foods & Meats - 0.9%
639	Campbell Soup Co.	33,183
1,584	Conagra Brands, Inc.	58,909
1,936	General Mills, Inc.	151,705
463	Hershey Co.	103,990
968	Hormel Foods Corp.	43,860
306	J.M. Smucker Co.	46,757
880	Kellogg Co.	60,350
2,552	Kraft Heinz Co.	103,433
792	McCormick & Co., Inc.	59,495
4,488	Mondelez International, Inc. - Class A	293,695
968	Tyson Foods, Inc. - Class A	63,646
		1,019,023
Paper Packaging - 0.1%
4,928	Amcor PLC ADR (b)	59,432
1,232	International Paper Co.	51,522
		110,954
Personal Products - 0.2%
704	Estee Lauder Cos., Inc. - Class A	195,064

Pharmaceuticals - 4.4%
6,952	Bristol-Myers Squibb Co.	505,063
551	Catalent, Inc. (a)	29,506
2,766	Eli Lilly & Co.	951,919
8,624	Johnson & Johnson	1,409,334
8,289	Merck & Co., Inc.	890,321
18,304	Pfizer, Inc.	808,305
1,186	Royalty Pharma PLC - Class A ADR (b)	46,479
3,960	Viatris, Inc.	48,154
1,532	Zoetis, Inc.	253,531
		4,942,612
Property & Casualty Insurance - 1.0%
880	Allstate Corp.	113,054
1,144	Arch Capital Group Ltd. ADR (a)(b)	73,616
1,257	Chubb Ltd. ADR (b)	285,955
528	Cincinnati Financial Corp.	59,743
644	Loews Corp.	39,593
34	Markel Corp. (a)	47,905
1,936	Progressive Corp.	263,974

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
792	Travelers Cos., Inc.	$151,367
641	W.R. Berkley Corp.	44,960
		1,080,167
Railroads - 0.7%
7,040	CSX Corp.	217,677
745	Norfolk Southern Corp.	183,128
2,024	Union Pacific Corp.	413,281
		814,086
Real Estate Services - 0.1%
1,056	CBRE Group, Inc. - Class A (a)	90,299

Regional Banks - 0.9%
1,584	Citizens Financial Group, Inc.	68,619
2,200	Fifth Third Bancorp	79,838
616	First Republic Bank	86,782
4,576	Huntington Bancshares, Inc.	69,418
2,992	KeyCorp	57,416
554	M&T Bank Corp.	86,424
1,320	PNC Financial Services Group, Inc.	218,368
2,992	Regions Financial Corp.	70,432
198	Signature Bank	25,532
189	SVB Financial Group (a)	57,161
4,312	Truist Financial Corp.	212,970
		1,032,960
Research & Consulting Services - 0.3%
1,320	CoStar Group, Inc. (a)	102,828
384	Equifax, Inc.	85,325
392	Jacobs Solutions, Inc.	48,432
616	TransUnion	44,198
528	Verisk Analytics, Inc.	95,985
		376,768
Restaurants - 1.3%
88	Chipotle Mexican Grill, Inc. (a)	144,881
384	Darden Restaurants, Inc.	56,820
110	Domino’s Pizza, Inc.	38,830
2,412	McDonald’s Corp.	644,969
3,696	Starbucks Corp.	403,381
1,320	Yum China Holdings, Inc.	81,325
968	Yum! Brands, Inc.	126,334
		1,496,540
Semiconductor Equipment - 0.8%
2,816	Applied Materials, Inc.	313,956
440	Enphase Energy, Inc. (a)	97,407
457	KLA Corp.	179,363
440	Lam Research Corp.	220,044
176	SolarEdge Technologies, Inc. (a)	56,167
528	Teradyne, Inc.	53,698
		920,635

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Semiconductors - 4.5%
5,280	Advanced Micro Devices, Inc. (a)	$396,792
1,672	Analog Devices, Inc.	286,698
1,283	Broadcom, Inc.	750,568
315	First Solar, Inc. (a)	55,944
218	GlobalFoundries, Inc. ADR (a)(b)(c)	12,923
13,376	Intel Corp.	378,006
2,728	Marvell Technology, Inc.	117,713
1,760	Microchip Technology, Inc.	136,611
3,608	Micron Technology, Inc.	217,562
132	Monolithic Power Systems, Inc.	56,306
7,832	NVIDIA Corp.	1,530,138
1,408	ON Semiconductor Corp. (a)	103,418
3,678	Qualcomm, Inc.	489,946
528	Skyworks Solutions, Inc.	57,906
2,992	Texas Instruments, Inc.	530,212
		5,120,743
Soft Drinks - 1.6%
12,761	Coca-Cola Co.	782,505
2,816	Keurig Dr. Pepper, Inc.	99,348
1,232	Monster Beverage Corp. (a)	128,227
4,526	PepsiCo, Inc.	774,037
		1,784,117
Specialty Chemicals - 0.7%
370	Albemarle Corp.	104,136
303	Celanese Corp.	37,330
1,496	DuPont de Nemours, Inc.	110,629
826	Ecolab, Inc.	127,890
821	International Flavors & Fragrances, Inc.	92,330
792	PPG Industries, Inc.	103,229
792	Sherwin-Williams Co.	187,379
		762,923
Specialty Stores - 0.1%
352	Tractor Supply Co.	80,252
146	Ulta Beauty, Inc. (a)	75,038
		155,290
Steel - 0.1%
880	Nucor Corp.	148,738

Systems Software - 6.3%
704	Crowdstrike Holdings, Inc. - Class A (a)	74,554
2,200	Fortinet, Inc. (a)	115,148
24,152	Microsoft Corp.	5,985,107
5,026	Oracle Corp.	444,600
934	Palo Alto Networks, Inc. (a)	148,170
654	ServiceNow, Inc. (a)	297,655
729	VMware, Inc. - Class A (a)	89,281

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
274	Zscaler, Inc. (a)	$34,020
		7,188,535
Technology Distributors - 0.1%
440	CDW Corp.	86,253

Technology Hardware, Storage & Peripherals - 7.0%
52,953	Apple, Inc.	7,640,588
792	Dell Technologies, Inc. - Class C	32,171
4,224	Hewlett Packard Enterprise Co.	68,133
3,344	HP, Inc.	97,444
704	NetApp, Inc.	46,626
616	Seagate Technology Holdings PLC ADR (b)	41,752
1,006	Western Digital Corp. (a)	44,214
		7,970,928
Thrifts & Mortgage Finance - 0.0% (d)
352	Rocket Cos., Inc. - Class A (c)	3,312

Tobacco - 0.7%
5,808	Altria Group, Inc.	261,592
5,079	Philip Morris International, Inc.	529,435
		791,027
Trading Companies & Distributors - 0.2%
1,848	Fastenal Co.	93,416
211	United Rentals, Inc. (a)	93,040
134	W.W. Grainger, Inc.	78,990
		265,446
Trucking - 0.3%
264	J.B. Hunt Transport Services, Inc.	49,909
308	Old Dominion Freight Line, Inc.	102,638
6,172	Uber Technologies, Inc. (a)	190,900
		343,447
Water Utilities - 0.1%
616	American Water Works Co., Inc.	96,398

Wireless Telecommunication Services - 0.3%
2,061	T-Mobile U.S., Inc. (a)	307,728
	TOTAL COMMON STOCKS (Cost $104,165,256)	110,137,392

REAL ESTATE INVESTMENT TRUSTS - 2.6%
Diversified REITs - 0.1%
616	W.P. Carey, Inc.	52,686

Health Care REITs - 0.2%
1,760	Healthpeak Properties, Inc.	48,365
1,320	Ventas, Inc.	68,389
1,496	Welltower, Inc.	112,260
		229,014

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Industrial REITs - 0.4%
2,997	Prologis, Inc.	$387,452

Office REITs - 0.1%
528	Alexandria Real Estate Equities, Inc.	84,871
459	Boston Properties, Inc.	34,214
		119,085
Residential REITs - 0.4%
440	AvalonBay Communities, Inc.	78,074
352	Camden Property Trust	43,370
1,232	Equity Residential	78,417
207	Essex Property Trust, Inc.	46,796
2,024	Invitation Homes, Inc.	65,780
368	Mid-America Apartment Communities, Inc.	61,353
378	Sun Communities, Inc.	59,293
1,056	UDR, Inc.	44,975
		478,058
Retail REITs - 0.2%
2,027	Realty Income Corp.	137,491
1,056	Simon Property Group, Inc.	135,654
		273,145
Specialized REITs - 1.2%
1,523	American Tower Corp.	340,223
1,408	Crown Castle, Inc.	208,539
915	Digital Realty Trust, Inc.	104,877
293	Equinix, Inc.	216,272
440	Extra Space Storage, Inc.	69,445
478	Public Storage	145,475
352	SBA Communications Corp.	104,731
3,168	VICI Properties, Inc.	108,282
2,464	Weyerhaeuser Co.	84,836
		1,382,680
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,712,832)	2,922,120

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0% (d)
40,470	First American Government Obligations Fund - Class X, 4.14% (e)	40,470
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $40,470)	40,470

MONEY MARKET FUNDS - 0.4%
516,930	First American Government Obligations Fund - Class X, 4.14% (e)	516,930
	TOTAL MONEY MARKET FUNDS (Cost $516,930)	516,930

	TOTAL INVESTMENTS (Cost $107,435,488) - 99.9%	$113,616,912
	Other Assets in Excess of Liabilities - 0.1%	67,537
	TOTAL NET ASSETS - 100.0%	$113,684,449

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security or a portion of this security was out on loan as of January 31, 2023. Total loaned securities had a market value of $40,943 as of January 31, 2023.
(d)	Represents less than 0.05% of net assets.
(e)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Strive U.S. Semiconductor ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Electronic Manufacturing Services - 4.3%
5,835	TE Connectivity Ltd. ADR (a)	$741,920

Semiconductor Equipment - 19.8%
7,731	Applied Materials, Inc.	861,929
2,442	Enphase Energy, Inc. (b)	540,610
2,737	Entegris, Inc.	220,903
2,091	KLA Corp.	820,676
1,708	Lam Research Corp.	854,171
1,191	MKS Instruments, Inc.	121,863
		3,420,152
Semiconductors - 75.6%
10,134	Advanced Micro Devices, Inc. (b)	761,570
4,537	Analog Devices, Inc.	777,959
2,371	Broadcom, Inc.	1,387,059
1,003	Cirrus Logic, Inc. (b)	90,661
771	Diodes, Inc. (b)	68,766
1,842	First Solar, Inc. (b)	327,139
1,259	GlobalFoundries, Inc. ADR (a)(b)(c)	74,634
41,686	Intel Corp.	1,178,046
2,545	Lattice Semiconductor Corp. (b)	192,886
14,275	Marvell Technology, Inc.	615,966
9,954	Microchip Technology, Inc.	772,629
12,594	Micron Technology, Inc.	759,418
810	Monolithic Power Systems, Inc.	345,514
8,688	NVIDIA Corp.	1,697,375
7,881	ON Semiconductor Corp. (b)	578,859
1,001	Power Integrations, Inc.	86,176
1,863	Qorvo, Inc. (b)	202,434
9,256	Qualcomm, Inc.	1,232,992
581	Silicon Laboratories, Inc. (b)	91,165
2,878	Skyworks Solutions, Inc.	315,630
700	Synaptics, Inc. (b)	87,521
6,892	Texas Instruments, Inc.	1,221,331
2,242	Wolfspeed, Inc. (b)	172,656
		13,038,386
	TOTAL COMMON STOCKS (Cost $15,153,142)	17,200,458

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.4%
66,916	First American Government Obligations Fund - Class X, 4.14% (d)	66,916
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $66,916)	66,916

The accompanying notes are an integral part of these financial statements.

Strive U.S. Semiconductor ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
MONEY MARKET FUNDS - 0.3%
41,760	First American Government Obligations Fund - Class X, 4.14% (d)	$41,760
	TOTAL MONEY MARKET FUNDS (Cost $41,760)	41,760

	TOTAL INVESTMENTS (Cost $15,261,818) - 100.4%	$17,309,134
	Other Liabilities in Excess of Assets - (0.4%)	(63,102)
	TOTAL NET ASSETS - 100.0%	$17,246,032

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	This security or a portion of this security was out on loan as of January 31, 2023. Total loaned securities had a market value of $67,520 as of January 31, 2023.
(d)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 94.0%
Brazil - 5.5%
138,623	Ambev S.A.	$373,572
186,078	B3 S.A. - Brasil Bolsa Balcao	475,431
44,705	Banco do Brasil S.A.	359,574
117,983	Banco Santander Brasil S.A.	673,086
25,831	Localiza Rent a Car S.A.	301,344
115,954	Petroleo Brasileiro S.A.	673,617
24,768	Suzano S.A.	226,636
119,122	Vale S.A.	2,226,483
47,444	WEG S.A.	358,239
		5,667,982
Cayman Islands - 0.3%
39,825	Chailease Holding Co., Ltd.	298,439

Chile - 0.2%
1,736,754	Banco de Chile	189,784

India - 22.3%
10,473	Adani Enterprises Ltd.	380,155
15,924	Adani Green Energy Ltd. (a)	237,882
22,029	Asian Paints Ltd.	732,926
87,506	Axis Bank Ltd.	930,934
8,366	Bajaj Finance Ltd.	601,079
70,981	Bharti Airtel Ltd.	667,368
32,849	HCL Technologies Ltd.	449,942
143,869	HDFC Bank Ltd.	2,815,787
26,654	Hindustan Unilever Ltd.	838,298
55,707	Housing Development Finance Corp. Ltd.	1,783,460
209,847	ICICI Bank Ltd.	2,130,775
109,356	Infosys Ltd.	2,047,203
241,803	ITC Ltd.	1,039,919
42,460	Kotak Mahindra Bank Ltd.	897,100
33,259	Larsen & Toubro Ltd.	862,401
32,633	Mahindra & Mahindra Ltd.	549,169
4,142	Maruti Suzuki India Ltd.	449,712
98,290	Reliance Industries Ltd.	2,823,916
104,859	State Bank of India	708,414
33,005	Sun Pharmaceutical Industries Ltd.	416,748
29,650	Tata Consultancy Services Ltd.	1,215,513
12,386	Titan Co., Ltd.	359,378
		22,938,079
Indonesia - 2.9%
678,746	Astra International Tbk PT	271,680
1,857,308	Bank Central Asia Tbk PT	1,050,079
629,810	Bank Mandiri Persero Tbk PT	418,053
2,523,127	Bank Rakyat Indonesia Persero Tbk PT	770,909

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
1,688,815	Telkom Indonesia Persero Tbk PT	$433,752
		2,944,473
Malaysia - 1.5%
176,568	CIMB Group Holdings Bhd	238,004
29,317	Hong Leong Bank Bhd	141,027
179,760	Malayan Banking Bhd	368,306
141,438	Press Metal Aluminium Holdings Bhd	171,751
432,080	Public Bank Bhd	429,472
73,957	Tenaga Nasional Bhd	163,318
		1,511,878
Mexico - 3.9%
467,131	America Movil S.A.B. de C.V.	487,709
459,353	Cemex S.A.B. de C.V. (a)	244,429
68,516	Fomento Economico Mexicano S.A.B. de C.V.	599,890
71,305	Grupo Carso S.A.B. de C.V.	357,841
91,433	Grupo Financiero Banorte S.A.B. de C.V.	757,471
199,526	Grupo Mexico S.A.B. de C.V. - Class B	887,406
163,287	Wal-Mart de Mexico S.A.B. de C.V.	637,782
		3,972,528
Philippines - 1.3%
312,652	Ayala Land, Inc.	167,694
94,843	Bank of the Philippine Islands	182,299
112,095	BDO Unibank, Inc.	251,984
24,927	SM Investments Corp.	419,804
460,125	SM Prime Holdings, Inc.	310,807
		1,332,588
Poland - 0.9%
33,919	Polski Koncern Naftowy ORLEN S.A.	508,350
54,139	Powszechna Kasa Oszczednosci Bank Polski S.A.	401,946
		910,296
Qatar - 1.6%
107,788	Industries Qatar Q.S.C.	415,850
80,277	Qatar Islamic Bank S.A.Q.	433,596
161,416	Qatar National Bank Q.P.S.C.	797,827
		1,647,273
Republic of Korea - 13.9%
2,664	Celltrion, Inc.	349,491
7,261	Hana Financial Group, Inc.	287,363
1,477	Hyundai Mobis Co., Ltd.	246,407
3,240	Hyundai Motor Co.	439,260
7,663	Kakao Corp.	381,968
8,778	KB Financial Group, Inc.	398,352
6,192	Kia Corp.	335,790
2,707	KT&G Corp.	203,278
1,189	LG Chem Ltd.	666,025
2,869	LG Corp.	192,850
2,705	LG Electronics, Inc.	219,817

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
656	LG Energy Solution Ltd. (a)	$277,461
3,605	Naver Corp.	592,639
1,681	POSCO Holdings, Inc.	410,083
492	Samsung Biologics Co., Ltd. (a)(b)	316,737
2,090	Samsung C&T Corp.	201,059
133,537	Samsung Electronics Co., Ltd.	6,612,889
1,311	Samsung SDI Co., Ltd.	729,043
12,464	Shinhan Financial Group Co., Ltd.	420,425
13,532	SK Hynix, Inc.	972,221
		14,253,158
Saudi Arabia - 9.0%
104,060	Al Rajhi Bank (a)	2,273,626
57,524	Alinma Bank	503,507
70,439	Riyad Bank	578,077
23,248	Saudi Arabian Mining Co. (a)	456,535
368,350	Saudi Arabian Oil Co. (b)	3,233,982
25,872	Saudi Basic Industries Corp.	639,045
80,895	Saudi National Bank	1,019,540
51,866	Saudi Telecom Co.	509,954
		9,214,266
South Africa - 3.6%
25,246	Absa Group Ltd.	288,515
12,752	AngloGold Ashanti Ltd.	265,264
2,172	Capitec Bank Holdings Ltd.	223,660
130,181	FirstRand Ltd.	482,193
26,987	Gold Fields Ltd.	306,023
23,898	Impala Platinum Holdings Ltd.	276,544
48,028	MTN Group Ltd.	405,395
4,507	Naspers Ltd.	866,833
14,590	Sasol Ltd.	262,687
36,804	Standard Bank Group Ltd.	366,411
		3,743,525
Taiwan - 19.2%
98,066	ASE Technology Holding Co., Ltd.	326,615
220,247	Cathay Financial Holding Co., Ltd.	312,124
442,136	China Development Financial Holding Corp.	194,378
307,895	China Steel Corp.	324,559
137,193	Chunghwa Telecom Co., Ltd.	514,045
498,162	CTBC Financial Holding Co., Ltd.	379,117
50,571	Delta Electronics, Inc.	486,762
344,234	E.Sun Financial Holding Co., Ltd.	280,890
43,639	Evergreen Marine Corp. Taiwan Ltd.	220,920
280,662	First Financial Holding Co., Ltd.	243,973
89,289	Formosa Chemicals & Fibre Corp.	214,710
127,350	Formosa Plastics Corp.	378,763
192,235	Fubon Financial Holding Co., Ltd.	385,430
312,080	Hon Hai Precision Industry Co., Ltd.	1,036,282

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
263,313	Hua Nan Financial Holdings Co., Ltd. - Class C	$199,513
39,785	MediaTek, Inc.	951,395
279,924	Mega Financial Holding Co., Ltd.	297,871
128,991	Nan Ya Plastics Corp.	323,927
253,593	Taiwan Cooperative Financial Holding Co., Ltd.	223,398
63,572	Taiwan Mobile Co., Ltd.	200,297
635,560	Taiwan Semiconductor Manufacturing Co., Ltd.	11,049,536
126,694	Uni-President Enterprises Corp.	283,980
317,657	United Microelectronics Corp.	516,292
11,853	Yageo Corp.	213,176
318,231	Yuanta Financial Holding Co., Ltd.	238,475
		19,796,428
Thailand - 3.7%
35,753	Advanced Info Service PCL	211,204
142,835	Airports of Thailand PCL (a)	321,281
62,284	Bangkok Bank PCL	299,061
357,619	Bangkok Dusit Medical Services PCL	322,301
163,540	CP All PCL	329,458
15,952	Delta Electronics Thailand PCL	434,923
148,734	Gulf Energy Development PCL	242,183
81,237	Kasikornbank PCL	356,842
45,463	PTT Exploration & Production PCL	236,198
449,861	PTT PCL	453,132
116,006	SCB X PCL	365,484
25,081	Siam Cement PCL	255,293
		3,827,360
Turkey - 0.8%
78,522	Akbank T.A.S.	70,886
11,399	BIM Birlesik Magazalar AS	75,451
45,790	Enka Insaat ve Sanayi AS	72,254
42,475	Eregli Demir ve Celik Fabrikalari T.A.S.	86,037
25,542	KOC Holding AS	103,815
11,669	Sasa Polyester Sanayi AS (a)	62,225
17,878	Turk Hava Yollari A.O. (a)	130,787
3,769	Turkiye Petrol Rafinerileri AS (a)	118,505
33,488	Turkiye Sise ve Cam Fabrikalari AS	70,397
		790,357
United Arab Emirates - 3.4%
40,249	Alpha Dhabi Holding PJSC (a)	262,987
180,145	Emaar Properties PJSC	272,687
71,307	Emirates NBD Bank PJSC	251,402
101,004	Emirates Telecommunications Group Co. PJSC	706,706
150,041	First Abu Dhabi Bank PJSC	555,541
13,861	International Holding Co. PJSC (a)	1,510,215
		3,559,538
	TOTAL COMMON STOCKS (Cost $96,781,158)	96,597,952

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
PREFERRED STOCKS - 3.9%
Brazil - 2.4%
163,389	Banco Bradesco S.A.	$452,866
35,683	Gerdau S.A.	231,265
151,757	Itau Unibanco Holding S.A.	757,245
162,637	Itausa S.A.	272,968
143,771	Petroleo Brasileiro S.A.	741,470
		2,455,814
Chile - 0.5%
5,741	Sociedad Quimica y Minera de Chile S.A. - Class B	558,456

Republic of Korea - 1.0%
23,240	Samsung Electronics Co., Ltd.	1,037,669
	TOTAL PREFERRED STOCKS (Cost $4,051,807)	4,051,939

	TOTAL INVESTMENTS (Cost $100,832,965) - 97.9%	$100,649,891
	Other Assets in Excess of Liabilities - 2.1%	2,135,298
	TOTAL NET ASSETS - 100.0%	$102,785,189

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	144A restricted security.

The accompanying notes are an integral part of these financial statements.

Strive 1000 Dividend Growth ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 95.5%
Aerospace & Defense - 2.3%
34	BWX Technologies, Inc.	$2,069
14	Curtiss-Wright Corp.	2,321
93	General Dynamics Corp.	21,675
28	HEICO Corp. - Class A	3,743
16	HEICO Corp.	2,735
73	L3Harris Technologies, Inc.	15,682
101	Lockheed Martin Corp.	46,789
54	Northrop Grumman Corp.	24,194
		119,208
Agricultural & Farm Machinery - 0.1%
40	Toro Co.	4,461

Air Freight & Logistics - 1.1%
62	Expeditors International of Washington, Inc.	6,705
282	United Parcel Service, Inc. - Class B	52,235
		58,940
Apparel, Accessories & Luxury Goods - 0.1%
134	VF Corp.	4,146

Application Software - 1.2%
106	Intuit, Inc.	44,803
41	Roper Technologies, Inc.	17,497
		62,300
Asset Management & Custody Banks - 1.3%
41	Ameriprise Financial, Inc.	14,355
54	BlackRock, Inc.	40,997
46	SEI Investments Co.	2,872
85	T. Rowe Price Group, Inc.	9,900
		68,124
Auto Parts & Equipment - 0.0% (a)
90	Gentex Corp.	2,656

Biotechnology - 2.9%
681	AbbVie, Inc.	100,618
206	Amgen, Inc.	51,994
		152,612
Building Products - 0.8%
49	A.O. Smith Corp.	3,317
28	Advanced Drainage Systems, Inc.	2,824
33	Allegion PLC ADR (b)	3,879
20	Carlisle Cos., Inc.	5,017
49	Fortune Brands Innovations, Inc.	3,161
12	Lennox International, Inc.	3,127
86	Masco Corp.	4,575
49	Masterbrand, Inc. (c)	451

The accompanying notes are an integral part of these financial statements.

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
89	Trane Technologies PLC ADR (b)	$15,942
		42,293
Cable & Satellite - 0.1%
2	Cable One, Inc.	1,580
261	Sirius XM Holdings, Inc.	1,511
		3,091
Casinos & Gaming - 0.1%
13	Churchill Downs, Inc.	3,225

Communications Equipment - 1.6%
1,446	Cisco Systems, Inc.	70,377
64	Motorola Solutions, Inc.	16,449
		86,826
Construction Machinery & Heavy Trucks - 1.0%
203	Caterpillar, Inc.	51,215

Construction Materials - 0.3%
24	Martin Marietta Materials, Inc.	8,631
49	Vulcan Materials Co.	8,983
		17,614
Consumer Finance - 0.2%
104	Discover Financial Services	12,140

Data Processing & Outsourced Services - 6.4%
160	Automatic Data Processing, Inc.	36,130
45	Broadridge Financial Solutions, Inc.	6,766
28	Jack Henry & Associates, Inc.	5,043
328	Mastercard, Inc. - Class A	121,557
124	Paychex, Inc.	14,367
85	SS&C Technologies Holdings, Inc.	5,130
629	Visa, Inc. - Class A	144,802
		333,795
Distillers & Vintners - 0.4%
117	Brown-Forman Corp. - Class B	7,790
56	Constellation Brands, Inc. - Class A	12,965
		20,755
Distributors - 0.1%
15	Pool Corp.	5,784

Diversified Banks - 1.8%
2,697	Bank of America Corp.	95,690

Electric Utilities - 1.7%
96	Alliant Energy Corp.	5,187
132	Eversource Energy	10,868
20	IDACORP, Inc.	2,116
756	NextEra Energy, Inc.	56,420

The accompanying notes are an integral part of these financial statements.

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
210	Xcel Energy, Inc.	$14,442
		89,033
Electrical Components & Equipment - 0.9%
153	Eaton Corp. PLC ADR (b)	24,818
20	Hubbell, Inc.	4,578
25	Regal Rexnord Corp.	3,480
44	Rockwell Automation, Inc.	12,409
		45,285
Electronic Components - 0.6%
228	Amphenol Corp. - Class A	18,188
285	Corning, Inc.	9,864
9	Littelfuse, Inc.	2,310
		30,362
Electronic Equipment & Instruments - 0.1%
64	Cognex Corp.	3,503
50	National Instruments Corp.	2,700
		6,203
Electronic Manufacturing Services - 0.3%
125	TE Connectivity Ltd. ADR (b)	15,894

Environmental & Facilities Services - 0.7%
80	Republic Services, Inc.	9,986
20	Tetra Tech, Inc.	3,110
157	Waste Management, Inc.	24,293
		37,389
Fertilizers & Agricultural Chemicals - 0.0% (a)
14	Scotts Miracle-Gro Co.	1,011

Financial Exchanges & Data - 3.0%
41	Cboe Global Markets, Inc.	5,038
137	CME Group, Inc.	24,202
15	FactSet Research Systems, Inc.	6,344
213	Intercontinental Exchange, Inc.	22,908
14	MarketAxess Holdings, Inc.	5,094
60	Moody’s Corp.	19,365
9	Morningstar, Inc.	2,186
30	MSCI, Inc.	15,947
153	Nasdaq, Inc.	9,209
129	S&P Global, Inc.	48,367
		158,660
Food Distributors - 0.3%
193	Sysco Corp.	14,950

Food Retail - 0.1%
14	Casey’s General Stores, Inc.	3,303

The accompanying notes are an integral part of these financial statements.

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Footwear - 1.2%
485	Nike, Inc. - Class B	$61,755

Gas Utilities - 0.1%
53	Atmos Energy Corp.	6,230

General Merchandise Stores - 0.6%
177	Target Corp.	30,469

Gold - 0.1%
25	Royal Gold, Inc.	3,176

Health Care Equipment - 3.4%
670	Abbott Laboratories	74,068
193	Baxter International, Inc.	8,818
512	Medtronic PLC ADR (b)	42,849
56	ResMed, Inc.	12,789
38	Steris PLC ADR (b)	7,847
128	Stryker Corp.	32,488
		178,859
Health Care Services - 0.2%
6	Chemed Corp.	3,031
44	Quest Diagnostics, Inc.	6,533
		9,564
Home Improvement Retail - 3.4%
397	Home Depot, Inc.	128,695
240	Lowe’s Cos., Inc.	49,980
		178,675
Homebuilding - 0.2%
124	D.R. Horton, Inc.	12,238

Homefurnishing Retail - 0.1%
25	Williams-Sonoma, Inc.	3,373

Household Products - 2.8%
93	Church & Dwight Co., Inc.	7,520
48	Clorox Co.	6,945
916	Procter & Gamble Co.	130,420
		144,885
Human Resource & Employment Services - 0.1%
41	Robert Half International, Inc.	3,442

Hypermarkets & Super Centers - 1.7%
171	Costco Wholesale Corp.	87,405

Industrial Conglomerates - 1.5%
213	3M Co.	24,512

The accompanying notes are an integral part of these financial statements.

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
259	Honeywell International, Inc.	$53,996
		78,508
Industrial Gases - 0.5%
85	Air Products and Chemicals, Inc.	27,243

Industrial Machinery - 1.7%
46	Donaldson Co., Inc.	2,868
53	Dover Corp.	8,047
64	Graco, Inc.	4,372
29	IDEX Corp.	6,951
105	Illinois Tool Works, Inc.	24,784
32	ITT, Inc.	2,931
22	Lincoln Electric Holdings, Inc.	3,671
20	Nordson Corp.	4,866
49	Parker-Hannifin Corp.	15,974
20	Snap-on, Inc.	4,975
57	Stanley Black & Decker, Inc.	5,091
69	Xylem, Inc.	7,177
		91,707
Insurance Brokers - 1.7%
77	Aon PLC - Class A ADR (b)	24,538
80	Arthur J. Gallagher & Co.	15,658
89	Brown & Brown, Inc.	5,212
190	Marsh & McLennan Cos., Inc.	33,233
42	Willis Towers Watson PLC ADR (b)	10,676
		89,317
Interactive Home Entertainment - 0.4%
273	Activision Blizzard, Inc.	20,904

Investment Banking & Brokerage - 1.0%
18	Houlihan Lokey, Inc.	1,783
510	Morgan Stanley	49,638
		51,421
IT Consulting & Other Services - 0.1%
46	Amdocs Ltd. ADR (b)	4,229

Leisure Products - 0.0% (a)
28	Brunswick Corp.	2,361

Life & Health Insurance - 0.0% (a)
14	Primerica, Inc.	2,264

Life Sciences Tools & Services - 1.4%
256	Danaher Corp.	67,681
28	West Pharmaceutical Services, Inc.	7,437
		75,118
Managed Health Care - 4.8%
92	Elevance Health, Inc.	45,999

The accompanying notes are an integral part of these financial statements.

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
48	Humana, Inc.	$24,562
360	UnitedHealth Group, Inc.	179,708
		250,269
Metal & Glass Containers - 0.1%
120	Ball Corp.	6,989

Multi-Utilities - 0.5%
98	Ameren Corp.	8,513
112	CMS Energy Corp.	7,077
121	WEC Energy Group, Inc.	11,373
		26,963
Oil & Gas Exploration & Production - 0.1%
2	Texas Pacific Land Corp.	3,992

Packaged Foods & Meats - 1.2%
68	Flowers Foods, Inc.	1,883
56	Hershey Co.	12,578
109	Hormel Foods Corp.	4,939
8	Lancaster Colony Corp.	1,535
96	McCormick & Co., Inc.	7,211
526	Mondelez International, Inc. - Class A	34,421
		62,567
Paper Packaging - 0.1%
30	Avery Dennison Corp.	5,683

Pharmaceuticals - 9.7%
327	Eli Lilly & Co.	112,537
1,015	Johnson & Johnson	165,871
972	Merck & Co., Inc.	104,402
2,187	Pfizer, Inc.	96,578
164	Zoetis, Inc.	27,140
		506,528
Property & Casualty Insurance - 0.2%
60	Cincinnati Financial Corp.	6,789
9	Erie Indemnity Co. - Class A	2,199
17	RLI Corp.	2,252
		11,240
Railroads - 1.8%
808	CSX Corp.	24,983
89	Norfolk Southern Corp.	21,877
233	Union Pacific Corp.	47,576
		94,436
Regional Banks - 0.9%
44	Commerce Bancshares, Inc.	2,929
22	Cullen/Frost Bankers, Inc.	2,866
5	First Citizens BancShares, Inc. - Class A	3,888
53	First Financial Bankshares, Inc.	1,888
69	First Republic Bank	9,721

The accompanying notes are an integral part of these financial statements.

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
154	PNC Financial Services Group, Inc.	$25,476
		46,768
Research & Consulting Services - 0.1%
50	Booz Allen Hamilton Holding Corp.	4,732

Restaurants - 2.4%
13	Domino’s Pizza, Inc.	4,589
284	McDonald’s Corp.	75,942
433	Starbucks Corp.	47,258
		127,789
Semiconductor Equipment - 0.9%
55	KLA Corp.	21,586
53	Lam Research Corp.	26,505
		48,091
Semiconductors - 4.8%
197	Analog Devices, Inc.	33,780
153	Broadcom, Inc.	89,507
432	Qualcomm, Inc.	57,547
61	Skyworks Solutions, Inc.	6,690
349	Texas Instruments, Inc.	61,846
		249,370
Soft Drinks - 1.7%
530	PepsiCo, Inc.	90,641

Specialized Consumer Services - 0.1%
58	Service Corp. International	4,301

Specialty Chemicals - 1.6%
45	Albemarle Corp.	12,665
18	Ashland, Inc.	1,967
38	Celanese Corp.	4,682
97	Ecolab, Inc.	15,018
98	International Flavors & Fragrances, Inc.	11,021
90	PPG Industries, Inc.	11,731
49	RPM International, Inc.	4,406
92	Sherwin-Williams Co.	21,766
		83,256
Specialty Stores - 0.2%
42	Tractor Supply Co.	9,576

Systems Software - 6.0%
22	Dolby Laboratories, Inc. - Class A	1,750
1,051	Microsoft Corp.	260,448
598	Oracle Corp.	52,899
		315,097
Technology Distributors - 0.2%
52	CDW Corp.	10,194

The accompanying notes are an integral part of these financial statements.

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Technology Hardware, Storage & Peripherals - 5.4%
1,912	Apple, Inc.	$275,882
84	NetApp, Inc.	5,563
		281,445
Trading Companies & Distributors - 0.5%
220	Fastenal Co.	11,121
13	Watsco, Inc.	3,736
17	W.W. Grainger, Inc.	10,021
		24,878
Trucking - 0.2%
32	J.B. Hunt Transport Services, Inc.	6,050
13	Landstar System, Inc.	2,247
		8,297
Water Utilities - 0.3%
69	American Water Works Co., Inc.	10,798
90	Essential Utilities, Inc.	4,206
		15,004
	TOTAL COMMON STOCKS (Cost $4,852,148)	4,998,214

REAL ESTATE INVESTMENT TRUSTS - 4.2%
Diversified REITs - 0.1%
100	STORE Capital Corp.	3,221

Industrial REITs - 1.1%
16	EastGroup Properties, Inc.	2,692
50	First Industrial Realty Trust, Inc.	2,667
357	Prologis, Inc.	46,153
70	Rexford Industrial Realty, Inc.	4,443
		55,955
Office REITs - 0.2%
62	Alexandria Real Estate Equities, Inc.	9,966
58	Cousins Properties, Inc.	1,590
44	Kilroy Realty Corp.	1,806
		13,362
Residential REITs - 0.6%
65	Equity LifeStyle Properties, Inc.	4,666
25	Essex Property Trust, Inc.	5,652
44	Mid-America Apartment Communities, Inc.	7,336
46	Sun Communities, Inc.	7,216
124	UDR, Inc.	5,281
		30,151

The accompanying notes are an integral part of these financial statements.

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Specialized REITs - 2.2%
180	American Tower Corp.	$40,210
166	Crown Castle, Inc.	24,586
85	CubeSmart	3,892
110	Digital Realty Trust, Inc.	12,608
35	Equinix, Inc.	25,835
50	Extra Space Storage, Inc.	7,891
33	National Storage Affiliates Trust	1,346
		116,368
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $201,624)	219,057

MONEY MARKET FUNDS - 0.2%
10,765	First American Government Obligations Fund - Class X, 4.14% (d)	10,765
	TOTAL MONEY MARKET FUNDS (Cost $10,765)	10,765

	TOTAL INVESTMENTS (Cost $5,064,537) - 99.9%	$5,228,036
	Other Assets in Excess of Liabilities - 0.1%	3,331
	TOTAL NET ASSETS - 100.0%	$5,231,367

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.
(b)	Foreign issued security.
(c)	Non-income producing security.
(d)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 96.6%
Advertising - 0.1%
72	Trade Desk, Inc. - Class A (a)	$3,650

Aerospace & Defense - 1.5%
12	Axon Enterprise, Inc. (a)	2,345
66	Boeing Co. (a)	14,058
12	BWX Technologies, Inc.	730
3	Curtiss-Wright Corp.	497
15	General Dynamics Corp.	3,496
12	HEICO Corp. - Class A	1,604
6	HEICO Corp.	1,026
15	Hexcel Corp.	1,059
24	Howmet Aerospace, Inc.	977
3	Huntington Ingalls Industries, Inc.	662
27	L3Harris Technologies, Inc.	5,800
24	Lockheed Martin Corp.	11,118
21	Northrop Grumman Corp.	9,409
6	Textron, Inc.	437
9	TransDigm Group, Inc.	6,460
6	Woodward, Inc.	614
		60,292
Agricultural & Farm Machinery - 0.5%
39	Deere & Co.	16,491
15	Toro Co.	1,673
		18,164
Agricultural Products - 0.0% (b)
24	Darling Ingredients, Inc. (a)	1,591

Air Freight & Logistics - 0.4%
9	C.H. Robinson Worldwide, Inc.	902
24	Expeditors International of Washington, Inc.	2,596
9	GXO Logistics, Inc. (a)	471
66	United Parcel Service, Inc. - Class B	12,225
		16,194
Airlines - 0.0% (b)
6	Delta Air Lines, Inc. (a)	235

Apparel Retail - 0.4%
9	Burlington Stores, Inc. (a)	2,068
33	Ross Stores, Inc.	3,900
129	TJX Cos., Inc.	10,560
		16,528
Apparel, Accessories & Luxury Goods - 0.2%
3	Columbia Sportswear Co.	288
21	Lululemon Athletica, Inc. (a)	6,444
21	Under Armour, Inc. - Class A (a)	260
24	Under Armour, Inc. - Class C (a)	262
		7,254

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Application Software - 4.1%
18	ACI Worldwide, Inc. (a)	$503
78	Adobe, Inc. (a)	28,887
15	Ansys, Inc. (a)	3,995
30	AppLovin Corp. - Class A (a)	381
12	Asana, Inc. - Class A (a)	186
24	Atlassian Corp. - Class A (a)	3,879
36	Autodesk, Inc. (a)	7,746
36	Bentley Systems, Inc. - Class B	1,406
15	Bill.com Holdings, Inc. (a)	1,734
24	Black Knight, Inc. (a)	1,454
45	Cadence Design Systems, Inc. (a)	8,227
24	Ceridian HCM Holding, Inc. (a)	1,735
15	Confluent, Inc. - Class A (a)	347
12	Coupa Software, Inc. (a)	959
42	Datadog, Inc. - Class A (a)	3,142
33	DocuSign, Inc. (a)	2,001
45	Dropbox, Inc. - Class A (a)	1,045
33	Dynatrace, Inc. (a)	1,268
12	Elastic N.V. ADR (a)(c)	706
3	Fair Isaac Corp. (a)	1,998
12	Five9, Inc. (a)	945
6	Guidewire Software, Inc. (a)	439
6	HashiCorp, Inc. - Class A (a)	193
9	HubSpot, Inc. (a)	3,123
45	Intuit, Inc.	19,020
9	Manhattan Associates, Inc. (a)	1,173
36	Nutanix, Inc. - Class A (a)	1,003
276	Palantir Technologies, Inc. - Class A (a)	2,147
9	Paycom Software, Inc. (a)	2,915
6	Paylocity Holding Corp. (a)	1,250
6	Pegasystems, Inc.	233
12	Procore Technologies, Inc. (a)	671
18	PTC, Inc. (a)	2,428
15	Qualtrics International, Inc. - Class A (a)	237
15	RingCentral, Inc. - Class A (a)	585
18	Roper Technologies, Inc.	7,682
162	Salesforce, Inc. (a)	27,211
12	Samsara, Inc. - Class A (a)	164
21	Smartsheet, Inc. - Class A (a)	907
27	Splunk, Inc. (a)	2,586
24	Synopsys, Inc. (a)	8,490
6	Tyler Technologies, Inc. (a)	1,937
33	Unity Software, Inc. (a)	1,172
33	Workday, Inc. - Class A (a)	5,987
36	Zoom Video Communications, Inc. - Class A (a)	2,700
		166,797
Asset Management & Custody Banks - 0.8%
24	Ares Management Corp. - Class A	1,992

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
12	BlackRock, Inc.	$9,111
117	Blackstone, Inc.	11,227
63	Blue Owl Capital, Inc.	793
120	KKR & Co., Inc.	6,697
12	SEI Investments Co.	749
6	TPG, Inc.	193
		30,762
Auto Parts & Equipment - 0.1%
33	Aptiv PLC ADR (a)(c)	3,732
24	Gentex Corp.	708
36	QuantumScape Corp. (a)(d)	306
		4,746
Automobile Manufacturers - 1.9%
51	Lucid Group, Inc. (a)	596
102	Rivian Automotive, Inc. - Class A (a)	1,979
432	Tesla, Inc. (a)	74,831
		77,406
Automotive Retail - 0.5%
3	Advance Auto Parts, Inc.	457
3	AutoZone, Inc. (a)	7,317
12	CarMax, Inc. (a)	845
6	Carvana Co. (a)	61
12	O’Reilly Automotive, Inc. (a)	9,508
		18,188
Biotechnology - 2.6%
168	AbbVie, Inc.	24,822
21	Alnylam Pharmaceuticals, Inc. (a)	4,754
60	Amgen, Inc.	15,144
15	Apellis Pharmaceuticals, Inc. (a)	791
18	Arrowhead Pharmaceuticals, Inc. (a)	630
6	Biogen, Inc. (a)	1,745
6	Biohaven Ltd. ADR (a)(c)	115
30	BioMarin Pharmaceutical, Inc. (a)	3,461
12	CRISPR Therapeutics AG ADR (a)(c)	612
15	Denali Therapeutics, Inc. (a)	454
30	Exact Sciences Corp. (a)	2,026
51	Exelixis, Inc. (a)	899
15	Fate Therapeutics, Inc. (a)	89
24	Halozyme Therapeutics, Inc. (a)	1,242
39	Horizon Therapeutics PLC ADR (a)(c)	4,279
30	Incyte Corp. (a)	2,554
12	Intellia Therapeutics, Inc. (a)	509
21	Ionis Pharmaceuticals, Inc. (a)	837
9	Mirati Therapeutics, Inc. (a)	481
39	Moderna, Inc. (a)	6,866
15	Natera, Inc. (a)	644
15	Neurocrine Biosciences, Inc. (a)	1,664
12	Novavax, Inc. (a)(d)	131

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
15	Regeneron Pharmaceuticals, Inc. (a)	$11,377
6	Sarepta Therapeutics, Inc. (a)	750
24	Seagen, Inc. (a)	3,348
12	Ultragenyx Pharmaceutical, Inc. (a)	544
3	United Therapeutics Corp. (a)	790
42	Vertex Pharmaceuticals, Inc. (a)	13,570
		105,128
Brewers - 0.0% (b)
3	Boston Beer Co., Inc. - Class A (a)	1,166

Broadcasting - 0.0% (b)
3	Nexstar Media Group, Inc.	614

Building Products - 0.5%
12	A.O. Smith Corp.	812
12	Advanced Drainage Systems, Inc.	1,210
12	Allegion PLC ADR (c)	1,411
6	Armstrong World Industries, Inc.	464
9	Carlisle Cos., Inc.	2,258
75	Carrier Global Corp.	3,415
3	Fortune Brands Innovations, Inc.	194
39	Johnson Controls International PLC ADR (c)	2,713
3	Lennox International, Inc.	782
18	Masco Corp.	958
3	Masterbrand, Inc. (a)	28
21	Trane Technologies PLC ADR (c)	3,762
18	Trex Co., Inc. (a)	949
		18,956
Cable & Satellite - 0.2%
18	Charter Communications, Inc. - Class A (a)	6,918
3	Liberty Broadband Corp. - Class A (a)	269
21	Liberty Broadband Corp. - Class C (a)	1,885
45	Sirius XM Holdings, Inc.	261
		9,333
Casinos & Gaming - 0.1%
12	Boyd Gaming Corp.	748
6	Churchill Downs, Inc.	1,489
60	DraftKings, Inc. - Class A (a)	899
		3,136
Commodity Chemicals - 0.0% (b)
12	Olin Corp.	775

Communications Equipment - 0.6%
39	Arista Networks, Inc. (a)	4,915
24	Ciena Corp. (a)	1,248
189	Cisco Systems, Inc.	9,199
9	F5, Inc. (a)	1,329
9	Juniper Networks, Inc.	291

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
9	Lumentum Holdings, Inc. (a)	$542
24	Motorola Solutions, Inc.	6,168
		23,692
Computer & Electronics Retail - 0.0% (b)
15	GameStop Corp. - Class A (a)(d)	328

Construction Machinery & Heavy Trucks - 0.2%
33	Caterpillar, Inc.	8,326
6	Westinghouse Air Brake Technologies Corp.	623
		8,949
Construction Materials - 0.2%
3	Eagle Materials, Inc.	438
9	Martin Marietta Materials, Inc.	3,237
21	Vulcan Materials Co.	3,850
		7,525
Construction & Engineering - 0.2%
9	AECOM	785
3	EMCOR Group, Inc.	445
24	Quanta Services, Inc.	3,653
36	WillScot Mobile Mini Holdings Corp. (a)	1,745
		6,628
Consumer Electronics - 0.0% (b)
18	Garmin Ltd. ADR (c)	1,780

Consumer Finance - 0.2%
42	American Express Co.	7,347
6	SLM Corp.	105
		7,452
Data Processing & Outsourced Services - 4.7%
30	Affirm Holdings, Inc. (a)	486
69	Automatic Data Processing, Inc.	15,581
84	Block, Inc. (a)	6,864
18	Broadridge Financial Solutions, Inc.	2,706
3	Concentrix Corp.	425
6	Euronet Worldwide, Inc. (a)	676
12	Fidelity National Information Services, Inc.	900
99	Fiserv, Inc. (a)	10,561
12	FleetCor Technologies, Inc. (a)	2,506
27	Genpact Ltd. ADR (c)	1,277
24	Global Payments, Inc.	2,705
12	Jack Henry & Associates, Inc.	2,161
144	Mastercard, Inc. - Class A	53,366
3	Maximus, Inc.	225
54	Paychex, Inc.	6,256
192	PayPal Holdings, Inc. (a)	15,646
30	SS&C Technologies Holdings, Inc.	1,811
39	Toast, Inc. - Class A (a)	870
273	Visa, Inc. - Class A	62,847

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
6	WEX, Inc. (a)	$1,110
		188,979
Distillers & Vintners - 0.2%
51	Brown-Forman Corp. - Class B	3,396
18	Constellation Brands, Inc. - Class A	4,167
		7,563
Distributors - 0.1%
6	Genuine Parts Co.	1,007
9	LKQ Corp.	531
6	Pool Corp.	2,314
		3,852
Diversified Support Services - 0.3%
15	Cintas Corp.	6,656
72	Copart, Inc. (a)	4,796
18	IAA, Inc. (a)	751
		12,203
Education Services - 0.0% (b)
6	Bright Horizons Family Solutions, Inc. (a)	461

Electric Utilities - 0.7%
15	Alliant Energy Corp.	810
9	American Electric Power Co., Inc.	846
48	Constellation Energy Corp.	4,097
3	Evergy, Inc.	188
18	Eversource Energy	1,482
3	IDACORP, Inc.	317
252	NextEra Energy, Inc.	18,807
3	PNM Resources, Inc.	148
15	Southern Co.	1,015
33	Xcel Energy, Inc.	2,269
		29,979
Electrical Components & Equipment - 0.6%
3	Acuity Brands, Inc.	566
36	AMETEK, Inc.	5,217
30	ChargePoint Holdings, Inc. (a)(d)	364
30	Eaton Corp. PLC ADR (c)	4,866
54	Emerson Electric Co.	4,872
9	Generac Holdings, Inc. (a)	1,085
6	Hubbell, Inc.	1,373
96	Plug Power, Inc. (a)	1,634
15	Rockwell Automation, Inc.	4,230
9	Sensata Technologies Holding PLC ADR (c)	458
51	Vertiv Holdings Co.	725
		25,390
Electronic Components - 0.2%
99	Amphenol Corp. - Class A	7,897
18	Coherent Corp. (a)	781
15	Corning, Inc.	519

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
3	Littelfuse, Inc.	$770
		9,967
Electronic Equipment & Instruments - 0.4%
27	Cognex Corp.	1,478
30	Keysight Technologies, Inc. (a)	5,381
9	National Instruments Corp.	486
9	Teledyne Technologies, Inc. (a)	3,818
42	Trimble, Inc. (a)	2,439
3	Vontier Corp.	69
9	Zebra Technologies Corp. - Class A (a)	2,846
		16,517
Environmental & Facilities Services - 0.4%
6	Clean Harbors, Inc. (a)	782
30	Republic Services, Inc.	3,745
39	Rollins, Inc.	1,420
9	Tetra Tech, Inc.	1,400
66	Waste Management, Inc.	10,212
		17,559
Fertilizers & Agricultural Chemicals - 0.2%
15	C.F. Industries Holdings, Inc.	1,271
81	Corteva, Inc.	5,220
15	FMC Corp.	1,997
		8,488
Financial Exchanges & Data - 1.5%
15	Cboe Global Markets, Inc.	1,843
33	CME Group, Inc.	5,830
6	FactSet Research Systems, Inc.	2,538
75	Intercontinental Exchange, Inc.	8,066
6	MarketAxess Holdings, Inc.	2,183
27	Moody’s Corp.	8,714
3	Morningstar, Inc.	729
12	MSCI, Inc.	6,379
54	Nasdaq, Inc.	3,250
57	S&P Global, Inc.	21,372
18	Tradeweb Markets, Inc. - Class A	1,342
		62,246
Food Distributors - 0.1%
36	Sysco Corp.	2,789
24	U.S. Foods Holding Corp. (a)	915
		3,704
Food Retail - 0.0% (b)
3	Casey’s General Stores, Inc.	708

Footwear - 0.7%
3	Deckers Outdoor Corp. (a)	1,282
210	Nike, Inc. - Class B	26,739
27	On Holding AG - Class A ADR (a)(c)	626
3	Skechers USA, Inc. - Class A (a)	144
		28,791

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Gas Utilities - 0.0% (b)
6	Atmos Energy Corp.	$705

General Merchandise Stores - 0.5%
39	Dollar General Corp.	9,110
33	Dollar Tree, Inc. (a)	4,956
27	Target Corp.	4,648
		18,714
Gold - 0.1%
30	Newmont Corp.	1,588
9	Royal Gold, Inc.	1,143
		2,731
Health Care Distributors - 0.0% (b)
12	Henry Schein, Inc. (a)	1,034

Health Care Equipment - 3.4%
291	Abbott Laboratories	32,170
54	Baxter International, Inc.	2,467
33	Becton Dickinson and Co.	8,323
237	Boston Scientific Corp. (a)	10,961
66	Dexcom, Inc. (a)	7,068
102	Edwards Lifesciences Corp. (a)	7,823
21	Envista Holdings Corp. (a)	819
12	Globus Medical, Inc. - Class A (a)	906
36	Hologic, Inc. (a)	2,929
15	IDEXX Laboratories, Inc. (a)	7,208
12	Insulet Corp. (a)	3,448
9	Integra LifeSciences Holdings Corp. (a)	516
60	Intuitive Surgical, Inc. (a)	14,741
9	Masimo Corp. (a)	1,531
69	Medtronic PLC ADR (c)	5,775
15	Novocure Ltd. ADR (a)(c)	1,368
6	Penumbra, Inc. (a)	1,502
9	QuidelOrtho Corp. (a)	770
24	ResMed, Inc.	5,481
6	Shockwave Medical, Inc. (a)	1,128
18	Steris PLC ADR (c)	3,717
51	Stryker Corp.	12,944
12	Tandem Diabetes Care, Inc. (a)	489
6	Teleflex, Inc.	1,461
9	Zimmer Biomet Holdings, Inc.	1,146
		136,691
Health Care Facilities - 0.0% (b)
9	Acadia Healthcare Co., Inc. (a)	756

Health Care Services - 0.3%
33	agilon health, Inc. (a)	718
6	Amedisys, Inc. (a)	580

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
3	Chemed Corp.	$1,515
9	Cigna Corp.	2,850
15	Guardant Health, Inc. (a)	471
6	Laboratory Corp. of America Holdings	1,513
6	LHC Group, Inc. (a)	952
18	Oak Street Health, Inc. (a)	523
24	Option Care Health, Inc. (a)	693
3	Quest Diagnostics, Inc.	445
48	R1 RCM, Inc. (a)	687
		10,947
Health Care Supplies - 0.2%
12	Align Technology, Inc. (a)	3,237
9	Cooper Cos., Inc.	3,140
6	Dentsply Sirona, Inc.	221
3	ICU Medical, Inc. (a)	580
		7,178
Health Care Technology - 0.1%
15	Doximity, Inc. - Class A (a)	529
15	Teladoc Health, Inc. (a)	441
24	Veeva Systems, Inc. - Class A (a)	4,093
		5,063
Home Improvement Retail - 1.4%
18	Floor & Decor Holdings, Inc. - Class A (a)	1,634
114	Home Depot, Inc.	36,955
78	Lowe’s Cos., Inc.	16,243
		54,832
Homebuilding - 0.0% (b)
6	TopBuild Corp. (a)	1,200

Homefurnishing Retail - 0.0% (b)
3	RH (a)	936

Hotels, Resorts & Cruise Lines - 0.9%
57	Airbnb, Inc. - Class A (a)	6,333
6	Booking Holdings, Inc. (a)	14,605
6	Choice Hotels International, Inc.	737
45	Hilton Worldwide Holdings, Inc.	6,529
6	Hyatt Hotels Corp. - Class A (a)	655
48	Marriott International, Inc. - Class A	8,361
6	Wyndham Hotels & Resorts, Inc.	465
		37,685
Household Products - 1.6%
39	Church & Dwight Co., Inc.	3,154
12	Clorox Co.	1,736
117	Colgate-Palmolive Co.	8,720
33	Kimberly-Clark Corp.	4,290
330	Procter & Gamble Co.	46,985
3	Reynolds Consumer Products, Inc.	89
		64,974

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Human Resource & Employment Services - 0.0% (b)
3	Robert Half International, Inc.	$252
6	TriNet Group, Inc. (a)	453
		705
Hypermarkets & Super Centers - 1.2%
12	BJ’s Wholesale Club Holdings, Inc. (a)	870
75	Costco Wholesale Corp.	38,335
72	Walmart, Inc.	10,359
		49,564
Independent Power Producers & Energy Traders - 0.0% (b)
33	Vistra Corp.	761

Industrial Conglomerates - 0.4%
72	Honeywell International, Inc.	15,011

Industrial Gases - 0.2%
27	Air Products and Chemicals, Inc.	8,654

Industrial Machinery - 0.9%
6	Chart Industries, Inc. (a)	804
15	Donaldson Co., Inc.	935
15	Dover Corp.	2,277
3	Flowserve Corp.	103
21	Fortive Corp.	1,429
27	Graco, Inc.	1,845
12	IDEX Corp.	2,876
33	Illinois Tool Works, Inc.	7,789
60	Ingersoll Rand, Inc.	3,360
6	ITT, Inc.	550
6	Lincoln Electric Holdings, Inc.	1,001
6	Middleby Corp. (a)	933
9	Nordson Corp.	2,190
51	Otis Worldwide Corp.	4,194
9	Parker-Hannifin Corp.	2,934
12	Pentair PLC ADR (c)	665
3	RBC Bearings, Inc. (a)	732
24	Xylem, Inc.	2,496
		37,113
Insurance Brokers - 0.9%
33	Aon PLC - Class A ADR (c)	10,516
33	Arthur J. Gallagher & Co.	6,459
39	Brown & Brown, Inc.	2,284
84	Marsh & McLennan Cos., Inc.	14,692
15	Ryan Specialty Holdings, Inc. (a)	639
		34,590
Interactive Home Entertainment - 0.5%
120	Activision Blizzard, Inc.	9,188
45	Electronic Arts, Inc.	5,791

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
18	Playtika Holding Corp. (a)	$189
51	Roblox Corp. - Class A (a)	1,898
27	Take-Two Interactive Software, Inc. (a)	3,057
		20,123
Interactive Media & Services - 6.2%
999	Alphabet, Inc. - Class A (a)	98,741
876	Alphabet, Inc. - Class C (a)	87,486
15	Bumble, Inc. - Class A (a)	386
6	IAC, Inc. (a)	339
27	Match Group, Inc. (a)	1,461
369	Meta Platforms, Inc. - Class A (a)	54,970
96	Pinterest, Inc. - Class A (a)	2,524
171	Snap, Inc. - Class A (a)	1,977
3	Ziff Davis, Inc. (a)	268
45	ZoomInfo Technologies, Inc. (a)	1,270
		249,422
Internet & Direct Marketing Retail - 4.0%
1,479	Amazon.com, Inc. (a)	152,529
15	Chewy, Inc. - Class A (a)	676
51	DoorDash, Inc. - Class A (a)	2,954
45	eBay, Inc.	2,228
21	Etsy, Inc. (a)	2,889
12	Wayfair, Inc. - Class A (a)	726
		162,002
Internet Services & Infrastructure - 0.6%
27	Akamai Technologies, Inc. (a)	2,402
42	Cloudflare, Inc. - Class A (a)	2,222
27	GoDaddy, Inc. - Class A (a)	2,218
12	MongoDB, Inc. (a)	2,571
24	Okta, Inc. (a)	1,767
45	Snowflake, Inc. - Class A (a)	7,040
27	Twilio, Inc. - Class A (a)	1,616
15	VeriSign, Inc. (a)	3,271
		23,107
Investment Banking & Brokerage - 0.5%
216	Charles Schwab Corp.	16,723
6	Houlihan Lokey, Inc.	594
12	LPL Financial Holdings, Inc.	2,845
		20,162
IT Consulting & Other Services - 1.1%
111	Accenture PLC - Class A ADR (c)	30,975
12	Amdocs Ltd. ADR (c)	1,103
36	Cognizant Technology Solutions Corp. - Class A	2,403
9	EPAM Systems, Inc. (a)	2,994
12	Gartner, Inc. (a)	4,058
6	Globant S.A. ADR (a)(c)	973
		42,506

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Leisure Facilities - 0.1%
15	Planet Fitness, Inc. - Class A (a)	$1,270
6	Vail Resorts, Inc.	1,574
		2,844
Leisure Products - 0.1%
6	Hasbro, Inc.	355
60	Mattel, Inc. (a)	1,228
3	Polaris, Inc.	345
15	YETI Holdings, Inc. (a)	671
		2,599
Life Sciences Tools & Services - 2.9%
15	10X Genomics, Inc. - Class A (a)	702
51	Agilent Technologies, Inc.	7,756
102	Avantor, Inc. (a)	2,438
3	Bio-Rad Laboratories, Inc. - Class A (a)	1,402
24	Bio-Techne Corp.	1,912
18	Bruker Corp.	1,262
9	Charles River Laboratories International, Inc. (a)	2,189
111	Danaher Corp.	29,346
15	ICON PLC ADR (a)(c)	3,461
24	Illumina, Inc. (a)	5,141
30	IQVIA Holdings, Inc. (a)	6,882
12	Maravai LifeSciences Holdings, Inc. - Class A (a)	176
3	Mettler-Toledo International, Inc. (a)	4,599
21	PerkinElmer, Inc.	2,888
39	QIAGEN N.V. ADR (a)(c)	1,911
9	Repligen Corp. (a)	1,668
15	Sotera Health Co. (a)	259
15	Syneos Health, Inc. (a)	539
66	Thermo Fisher Scientific, Inc.	37,642
9	Waters Corp. (a)	2,957
12	West Pharmaceutical Services, Inc.	3,187
		118,317
Managed Health Care - 2.6%
9	Centene Corp. (a)	686
27	Elevance Health, Inc.	13,500
15	HealthEquity, Inc. (a)	913
18	Humana, Inc.	9,211
6	Molina Healthcare, Inc. (a)	1,871
156	UnitedHealth Group, Inc.	77,874
		104,055
Metal & Glass Containers - 0.1%
6	AptarGroup, Inc.	694
48	Ball Corp.	2,796
9	Crown Holdings, Inc.	793
		4,283

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Movies & Entertainment - 1.3%
21	Endeavor Group Holdings, Inc. - Class A (a)	$471
3	Liberty Media Corp. - Liberty Formula One - Class A (a)	191
18	Liberty Media Corp. - Liberty Formula One - Class C (a)	1,274
72	Netflix, Inc. (a)	25,478
21	Roku, Inc. (a)	1,208
18	Spotify Technology S.A. ADR (a)(c)	2,029
195	Walt Disney Co. (a)	21,156
21	Warner Music Group Corp. - Class A	765
		52,572
Multi-line Insurance - 0.0% (b)
3	Assurant, Inc.	398

Multi-Sector Holdings - 1.1%
141	Berkshire Hathaway, Inc. - Class B (a)	43,924

Multi-Utilities - 0.2%
15	Ameren Corp.	1,303
21	CMS Energy Corp.	1,327
24	Dominion Energy, Inc.	1,527
3	DTE Energy Co.	349
15	Public Service Enterprise Group, Inc.	929
9	Sempra Energy	1,443
24	WEC Energy Group, Inc.	2,256
		9,134
Office Services & Supplies - 0.0% (b)
6	MSA Safety, Inc.	818

Oil & Gas Equipment & Services - 0.2%
27	Baker Hughes Co.	857
75	Halliburton Co.	3,092
57	NOV, Inc.	1,393
81	Schlumberger Ltd. ADR (c)	4,615
		9,957
Oil & Gas Exploration & Production - 0.2%
9	Chesapeake Energy Corp.	780
48	Hess Corp.	7,208
3	Matador Resources Co.	198
		8,186
Oil & Gas Storage & Transportation - 0.2%
24	Cheniere Energy, Inc.	3,667
9	New Fortress Energy, Inc.	349
36	Targa Resources Corp.	2,701
		6,717
Other Diversified Financial Services - 0.1%
48	Apollo Global Management, Inc.	3,397
6	Corebridge Financial, Inc.	131
		3,528

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Packaged Foods & Meats - 0.6%
9	Campbell Soup Co.	$467
12	Flowers Foods, Inc.	332
45	General Mills, Inc.	3,526
24	Hershey Co.	5,390
30	Hormel Foods Corp.	1,359
12	Kellogg Co.	823
21	Lamb Weston Holdings, Inc.	2,098
3	Lancaster Colony Corp.	576
33	McCormick & Co., Inc.	2,479
135	Mondelez International, Inc. - Class A	8,834
3	Post Holdings, Inc. (a)	285
		26,169
Paper Packaging - 0.1%
45	Amcor PLC ADR (c)	543
9	Avery Dennison Corp.	1,705
24	Graphic Packaging Holding Co.	578
18	Sealed Air Corp.	986
3	Sonoco Products Co.	183
		3,995
Personal Products - 0.3%
15	BellRing Brands, Inc. (a)	425
36	Estee Lauder Cos., Inc. - Class A	9,975
15	Olaplex Holdings, Inc. (a)	95
		10,495
Pharmaceuticals - 4.0%
186	Bristol-Myers Squibb Co.	13,513
27	Catalent, Inc. (a)	1,446
57	Elanco Animal Health, Inc. (a)	783
141	Eli Lilly & Co.	48,525
9	Jazz Pharmaceuticals PLC ADR (a)(c)	1,410
288	Johnson & Johnson	47,065
225	Merck & Co., Inc.	24,167
231	Pfizer, Inc.	10,201
48	Royalty Pharma PLC - Class A ADR (c)	1,881
72	Zoetis, Inc.	11,915
		160,906
Property & Casualty Insurance - 0.6%
21	Arch Capital Group Ltd. ADR (a)(c)	1,351
6	Chubb Ltd. ADR (c)	1,365
15	Cincinnati Financial Corp.	1,697
3	Erie Indemnity Co. - Class A	733
3	Markel Corp. (a)	4,227
90	Progressive Corp.	12,271
6	RLI Corp.	795
3	Selective Insurance Group, Inc.	285
15	W.R. Berkley Corp.	1,052
		23,776

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Publishing - 0.0% (b)
21	New York Times Co. - Class A	$732
6	News Corp. - Class A	122
3	News Corp. - Class B	61
		915
Railroads - 0.7%
270	CSX Corp.	8,348
24	Norfolk Southern Corp.	5,899
63	Union Pacific Corp.	12,864
		27,111
Real Estate Development - 0.0% (b)
3	Howard Hughes Corp. (a)	256

Real Estate Services - 0.1%
24	CBRE Group, Inc. - Class A (a)	2,052
6	Zillow Group, Inc. - Class A (a)	258
27	Zillow Group, Inc. - Class C (a)	1,194
		3,504
Regional Banks - 0.2%
9	Commerce Bancshares, Inc.	599
24	First Financial Bankshares, Inc.	855
24	First Republic Bank	3,381
3	Signature Bank	387
6	SVB Financial Group (a)	1,815
3	Western Alliance Bancorp	226
		7,263
Reinsurance - 0.0% (b)
6	RenaissanceRe Holdings Ltd. ADR (c)	1,174

Renewable Electricity - 0.0% (b)
12	NextEra Energy Partners LP	880

Research & Consulting Services - 0.7%
18	Booz Allen Hamilton Holding Corp.	1,704
3	CACI International, Inc. - Class A (a)	924
42	Clarivate PLC ADR (a)(c)	467
66	CoStar Group, Inc. (a)	5,141
42	Dun & Bradstreet Holdings, Inc.	615
21	Equifax, Inc.	4,666
6	FTI Consulting, Inc. (a)	957
18	Jacobs Solutions, Inc.	2,224
18	KBR, Inc.	922
15	Leidos Holdings, Inc.	1,483
33	TransUnion	2,368
27	Verisk Analytics, Inc.	4,908
		26,379

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Restaurants - 1.2%
3	Aramark	$134
3	Chipotle Mexican Grill, Inc. (a)	4,939
3	Darden Restaurants, Inc.	444
6	Domino’s Pizza, Inc.	2,118
6	Dutch Bros, Inc. - Class A (a)	229
81	McDonald’s Corp.	21,659
132	Starbucks Corp.	14,406
9	Texas Roadhouse, Inc.	904
21	Wendy’s Co.	468
39	Yum! Brands, Inc.	5,090
		50,391
Semiconductor Equipment - 1.1%
120	Applied Materials, Inc.	13,379
21	Enphase Energy, Inc. (a)	4,649
24	Entegris, Inc.	1,937
24	KLA Corp.	9,420
21	Lam Research Corp.	10,502
3	MKS Instruments, Inc.	307
9	SolarEdge Technologies, Inc. (a)	2,872
27	Teradyne, Inc.	2,746
		45,812
Semiconductors - 5.3%
270	Advanced Micro Devices, Inc. (a)	20,290
51	Analog Devices, Inc.	8,745
60	Broadcom, Inc.	35,101
9	Cirrus Logic, Inc. (a)	814
9	First Solar, Inc. (a)	1,598
12	GlobalFoundries, Inc. ADR (a)(c)(d)	711
24	Lattice Semiconductor Corp. (a)	1,819
105	Marvell Technology, Inc.	4,531
63	Microchip Technology, Inc.	4,890
6	Monolithic Power Systems, Inc.	2,559
399	NVIDIA Corp.	77,953
63	ON Semiconductor Corp. (a)	4,627
15	Qorvo, Inc. (a)	1,630
186	Qualcomm, Inc.	24,777
6	Silicon Laboratories, Inc. (a)	941
3	Skyworks Solutions, Inc.	329
6	Synaptics, Inc. (a)	750
114	Texas Instruments, Inc.	20,202
6	Universal Display Corp.	795
21	Wolfspeed, Inc. (a)	1,617
		214,679
Soft Drinks - 1.7%
6	Celsius Holdings, Inc. (a)	602
480	Coca-Cola Co.	29,434
51	Keurig Dr. Pepper, Inc.	1,799

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
63	Monster Beverage Corp. (a)	$6,557
183	PepsiCo, Inc.	31,297
		69,689
Specialized Consumer Services - 0.0% (b)
24	Service Corp. International	1,780

Specialized Finance - 0.0% (b)
90	SoFi Technologies, Inc. (a)	624

Specialty Chemicals - 0.6%
18	Albemarle Corp.	5,066
3	Ashland, Inc.	328
12	Axalta Coating Systems Ltd. ADR (a)(c)	361
33	Ecolab, Inc.	5,109
174	Ginkgo Bioworks Holdings, Inc. (a)	339
9	International Flavors & Fragrances, Inc.	1,012
18	PPG Industries, Inc.	2,346
15	RPM International, Inc.	1,349
39	Sherwin-Williams Co.	9,227
		25,137
Specialty Stores - 0.3%
9	Five Below, Inc. (a)	1,774
18	Tractor Supply Co.	4,104
9	Ulta Beauty, Inc. (a)	4,626
		10,504
Systems Software - 9.0%
36	Crowdstrike Holdings, Inc. - Class A (a)	3,812
9	Dolby Laboratories, Inc. - Class A	716
114	Fortinet, Inc. (a)	5,967
51	Gen Digital, Inc.	1,174
9	Gitlab, Inc. - Class A (a)	445
1,245	Microsoft Corp.	308,523
3	Monday.com Ltd. ADR (a)(c)	391
213	Oracle Corp.	18,842
48	Palo Alto Networks, Inc. (a)	7,615
33	SentinelOne, Inc. - Class A (a)	498
33	ServiceNow, Inc. (a)	15,019
15	Teradata Corp. (a)	523
42	UiPath, Inc. - Class A (a)	645
15	Zscaler, Inc. (a)	1,862
		366,032
Technology Distributors - 0.1%
21	CDW Corp.	4,117

Technology Hardware, Storage & Peripherals - 9.1%
2,547	Apple, Inc.	367,507
15	NetApp, Inc.	993
45	Pure Storage, Inc. - Class A (a)	1,302
		369,802

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Tobacco - 0.0% (b)
9	Philip Morris International, Inc.	$938

Trading Companies & Distributors - 0.4%
96	Fastenal Co.	4,853
18	Ferguson PLC ADR (c)	2,562
6	SiteOne Landscape Supply, Inc. (a)	909
3	United Rentals, Inc. (a)	1,323
3	Watsco, Inc.	862
6	W.W. Grainger, Inc.	3,537
		14,046
Trucking - 0.5%
99	Grab Holdings Ltd. - Class A ADR (a)(c)	375
15	J.B. Hunt Transport Services, Inc.	2,836
3	Landstar System, Inc.	518
48	Lyft, Inc. - Class A (a)	780
18	Old Dominion Freight Line, Inc.	5,998
3	Saia, Inc. (a)	818
303	Uber Technologies, Inc. (a)	9,372
		20,697
Water Utilities - 0.1%
27	American Water Works Co., Inc.	4,225
30	Essential Utilities, Inc.	1,402
		5,627
Wireless Telecommunication Services - 0.4%
105	T-Mobile U.S., Inc. (a)	15,678
	TOTAL COMMON STOCKS (Cost $3,607,330)	3,916,550

REAL ESTATE INVESTMENT TRUSTS - 3.1%
Diversified REITs - 0.0% (b)
3	W.P. Carey, Inc.	257

Health Care REITs - 0.1%
24	Healthcare Realty Trust, Inc.	517
9	Healthpeak Properties, Inc.	247
9	Ventas, Inc.	466
45	Welltower, Inc.	3,377
		4,607
Industrial REITs - 0.6%
12	Americold Realty Trust, Inc.	377
6	EastGroup Properties, Inc.	1,009
21	First Industrial Realty Trust, Inc.	1,120
150	Prologis, Inc.	19,392
30	Rexford Industrial Realty, Inc.	1,904
18	STAG Industrial, Inc.	641
		24,443

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Office REITs - 0.1%
12	Alexandria Real Estate Equities, Inc.	$1,929
18	Cousins Properties, Inc.	494
		2,423
Residential REITs - 0.6%
48	American Homes 4 Rent - Class A	1,646
18	Apartment Income REIT Corp.	689
15	AvalonBay Communities, Inc.	2,662
15	Camden Property Trust	1,848
27	Equity LifeStyle Properties, Inc.	1,938
36	Equity Residential	2,291
6	Essex Property Trust, Inc.	1,356
102	Invitation Homes, Inc.	3,315
18	Mid-America Apartment Communities, Inc.	3,001
21	Sun Communities, Inc.	3,294
39	UDR, Inc.	1,661
		23,701
Retail REITs - 0.1%
6	Agree Realty Corp.	448
3	Federal Realty Investment Trust	335
3	National Retail Properties, Inc.	142
39	Realty Income Corp.	2,645
6	Regency Centers Corp.	400
		3,970
Specialized REITs - 1.6%
78	American Tower Corp.	17,424
72	Crown Castle, Inc.	10,664
27	CubeSmart	1,236
36	Digital Realty Trust, Inc.	4,126
15	Equinix, Inc.	11,072
21	Extra Space Storage, Inc.	3,314
27	Iron Mountain, Inc.	1,474
3	Lamar Advertising Co. - Class A	320
9	Life Storage, Inc.	972
15	National Storage Affiliates Trust	612
24	Public Storage	7,304
15	Rayonier, Inc.	546
18	SBA Communications Corp.	5,356
42	VICI Properties, Inc.	1,436
		65,856
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $113,471)	125,257

RIGHTS - 0.0% (b)
Health Care Equipment - 0.0% (b)
4	Abiomed, Inc. (a)(e)(f)	-
	TOTAL RIGHTS (Cost $0)	-

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0% (b)
1,453	First American Government Obligations Fund - Class X, 4.14% (g)	$1,453
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,453)	1,453

MONEY MARKET FUNDS - 0.3%
13,553	First American Government Obligations Fund - Class X, 4.14% (g)	13,553
	TOTAL MONEY MARKET FUNDS (Cost $13,553)	13,553

	TOTAL INVESTMENTS (Cost $3,735,807) - 100.0%	$4,056,813
	Liabilities in Excess of Other Assets - (0.0%) (b)	(414)
	TOTAL NET ASSETS - 100.0%	$4,056,399

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Foreign issued security.
(d)	This security or a portion of this security was out on loan as of January 31, 2023. Total loaned securities had a market value of $1,470 as of January 31, 2023.
(e)	Value determined using significant unobservable inputs.
(f)	Security is deemed to be illiquid. The total value of illiquid securities represents 0.0% of net assets.
(g)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 96.3%
Advertising - 0.2%
76	Interpublic Group of Cos., Inc.	$2,771
40	Omnicom Group, Inc.	3,440
		6,211
Aerospace & Defense - 2.4%
40	Boeing Co. (a)	8,520
4	BWX Technologies, Inc.	243
2	Curtiss-Wright Corp.	332
30	General Dynamics Corp.	6,992
44	Howmet Aerospace, Inc.	1,790
4	Huntington Ingalls Industries, Inc.	882
6	L3Harris Technologies, Inc.	1,289
24	Lockheed Martin Corp.	11,118
2	Northrop Grumman Corp.	896
290	Raytheon Technologies Corp.	28,956
36	Textron, Inc.	2,623
4	Woodward, Inc.	409
		64,050
Agricultural & Farm Machinery - 0.2%
12	AGCO Corp.	1,658
10	Deere & Co.	4,228
2	Toro Co.	223
		6,109
Agricultural Products - 0.5%
108	Archer-Daniels-Midland Co.	8,948
30	Bunge Ltd. ADR (b)	2,973
4	Darling Ingredients, Inc. (a)	265
12	Ingredion, Inc.	1,234
		13,420
Air Freight & Logistics - 0.9%
14	C.H. Robinson Worldwide, Inc.	1,402
6	Expeditors International of Washington, Inc.	649
48	FedEx Corp.	9,305
12	GXO Logistics, Inc. (a)	628
68	United Parcel Service, Inc. - Class B	12,596
		24,580
Airlines - 0.1%
6	Alaska Air Group, Inc. (a)	308
32	American Airlines Group, Inc. (a)	516
26	Delta Air Lines, Inc. (a)	1,017
28	Southwest Airlines Co.	1,002
16	United Airlines Holdings, Inc. (a)	783
		3,626
Alternative Carriers - 0.0% (c)
200	Lumen Technologies, Inc.	1,050

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Aluminum - 0.1%
36	Alcoa Corp.	$1,881

Apparel Retail - 0.4%
2	Burlington Stores, Inc. (a)	460
52	Gap, Inc.	706
28	Ross Stores, Inc.	3,309
64	TJX Cos., Inc.	5,239
		9,714
Apparel, Accessories & Luxury Goods - 0.4%
28	Capri Holdings Ltd. ADR (a)(b)	1,862
4	Columbia Sportswear Co.	384
68	Hanesbrands, Inc.	574
18	Levi Strauss & Co. - Class A	331
14	PVH Corp.	1,259
8	Ralph Lauren Corp.	991
50	Tapestry, Inc.	2,278
12	Under Armour, Inc. - Class A (a)	149
14	Under Armour, Inc. - Class C (a)	153
68	VF Corp.	2,104
		10,085
Application Software - 0.0% (c)
28	CCC Intelligent Solutions Holdings, Inc. (a)	259
10	Guidewire Software, Inc. (a)	732
54	Pagaya Technologies Ltd. - Class A ADR (a)(b)	58
		1,049
Asset Management & Custody Banks - 1.8%
8	Affiliated Managers Group, Inc.	1,382
22	Ameriprise Financial, Inc.	7,703
144	Bank of New York Mellon Corp.	7,282
14	BlackRock, Inc.	10,629
8	Blue Owl Capital, Inc.	101
50	Carlyle Group, Inc.	1,799
58	Franklin Resources, Inc.	1,810
88	Invesco Ltd. ADR (b)	1,629
40	Northern Trust Corp.	3,879
10	SEI Investments Co.	624
68	State Street Corp.	6,210
44	T. Rowe Price Group, Inc.	5,125
4	TPG, Inc.	129
		48,302
Auto Parts & Equipment - 0.2%
14	Aptiv PLC ADR (a)(b)	1,583
48	BorgWarner, Inc.	2,269
16	Gentex Corp.	472
12	Lear Corp.	1,749
		6,073

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Automobile Manufacturers - 0.9%
778	Ford Motor Co.	$10,511
260	General Motors Co.	10,223
48	Lucid Group, Inc. (a)	561
10	Thor Industries, Inc.	953
		22,248
Automotive Retail - 0.3%
8	Advance Auto Parts, Inc.	1,218
8	AutoNation, Inc. (a)	1,014
16	CarMax, Inc. (a)	1,127
10	Carvana Co. (a)	102
6	Lithia Motors, Inc.	1,579
4	Murphy USA, Inc.	1,088
6	Penske Automotive Group, Inc.	767
		6,895
Biotechnology - 2.5%
148	AbbVie, Inc.	21,867
34	Amgen, Inc.	8,582
22	Biogen, Inc. (a)	6,400
246	Gilead Sciences, Inc.	20,649
22	Moderna, Inc. (a)	3,873
2	Regeneron Pharmaceuticals, Inc. (a)	1,517
8	Sarepta Therapeutics, Inc. (a)	1,000
6	United Therapeutics Corp. (a)	1,579
		65,467
Brewers - 0.1%
36	Molson Coors Beverage Co. - Class B	1,893

Broadcasting - 0.2%
62	Fox Corp. - Class A	2,104
28	Fox Corp. - Class B	888
2	Nexstar Media Group, Inc.	410
2	Paramount Global - Class A	53
100	Paramount Global - Class B	2,316
		5,771
Building Products - 0.9%
10	A.O. Smith Corp.	677
4	Allegion PLC ADR (b)	470
2	Armstrong World Industries, Inc.	155
34	Builders FirstSource, Inc. (a)	2,710
80	Carrier Global Corp.	3,642
22	Fortune Brands Innovations, Inc.	1,419
92	Johnson Controls International PLC ADR (b)	6,400
4	Lennox International, Inc.	1,042
26	Masco Corp.	1,383
22	Masterbrand, Inc. (a)	202
18	Owens Corning	1,740
20	Trane Technologies PLC ADR (b)	3,582
		23,422

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Cable & Satellite - 1.4%
42	Altice USA, Inc. - Class A (a)	$206
880	Comcast Corp. - Class A	34,628
50	DISH Network Corp. - Class A (a)	720
16	Liberty Media Corp. - Liberty SiriusXM - Class A (a)	650
30	Liberty Media Corp. - Liberty SiriusXM - Class C (a)	1,209
90	Sirius XM Holdings, Inc.	521
		37,934
Casinos & Gaming - 0.5%
40	Caesars Entertainment, Inc. (a)	2,082
66	Las Vegas Sands Corp. (a)	3,894
70	MGM Resorts International	2,899
32	Penn Entertainment, Inc. (a)	1,134
20	Wynn Resorts Ltd. (a)	2,073
		12,082
Commodity Chemicals - 0.6%
140	Dow, Inc.	8,309
50	LyondellBasell Industries N.V. - Class A ADR (b)	4,834
12	Olin Corp.	775
6	Westlake Corp.	737
		14,655
Communications Equipment - 1.1%
526	Cisco Systems, Inc.	25,600
2	F5, Inc. (a)	295
54	Juniper Networks, Inc.	1,744
2	Lumentum Holdings, Inc. (a)	120
6	Motorola Solutions, Inc.	1,542
		29,301
Computer & Electronics Retail - 0.2%
40	Best Buy Co., Inc.	3,549
32	GameStop Corp. - Class A (a)(d)	700
		4,249
Construction Machinery & Heavy Trucks - 1.3%
20	Allison Transmission Holdings, Inc.	902
66	Caterpillar, Inc.	16,651
28	Cummins, Inc.	6,987
12	Oshkosh Corp.	1,209
62	PACCAR, Inc.	6,777
26	Westinghouse Air Brake Technologies Corp.	2,699
		35,225
Construction Materials - 0.0% (c)
4	Eagle Materials, Inc.	584

Construction & Engineering - 0.1%
16	AECOM	1,396
8	EMCOR Group, Inc.	1,186
40	MDU Resources Group, Inc.	1,236
		3,818

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Consumer Electronics - 0.0% (c)
10	Garmin Ltd. ADR (b)	$989

Consumer Finance - 1.3%
60	Ally Financial, Inc.	1,949
60	American Express Co.	10,496
74	Capital One Financial Corp.	8,806
54	Discover Financial Services	6,303
22	OneMain Holdings, Inc.	949
44	SLM Corp.	773
94	Synchrony Financial	3,453
		32,729
Copper - 0.5%
282	Freeport-McMoRan, Inc.	12,583

Data Processing & Outsourced Services - 0.5%
4	Concentrix Corp.	567
4	Euronet Worldwide, Inc. (a)	451
106	Fidelity National Information Services, Inc.	7,954
6	Genpact Ltd. ADR (b)	284
28	Global Payments, Inc.	3,156
6	Maximus, Inc.	449
6	SS&C Technologies Holdings, Inc.	362
76	Western Union Co.	1,077
		14,300
Department Stores - 0.1%
26	Kohl’s Corp.	842
52	Macy’s, Inc.	1,229
		2,071
Distillers & Vintners - 0.1%
6	Constellation Brands, Inc. - Class A	1,389

Distributors - 0.2%
18	Genuine Parts Co.	3,021
42	LKQ Corp.	2,476
		5,497
Diversified Banks - 7.5%
1,390	Bank of America Corp.	49,317
370	Citigroup, Inc.	19,321
574	JPMorgan Chase & Co.	80,337
262	U.S. Bancorp	13,048
748	Wells Fargo & Co.	35,059
		197,082
Diversified Chemicals - 0.0% (c)
36	Huntsman Corp.	1,141

Diversified Support Services - 0.0% (c)
4	IAA, Inc. (a)	167

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Drug Retail - 0.2%
140	Walgreens Boots Alliance, Inc.	$5,160

Education Services - 0.0% (c)
4	Bright Horizons Family Solutions, Inc. (a)	307

Electric Utilities - 3.7%
30	Alliant Energy Corp.	1,621
92	American Electric Power Co., Inc.	8,644
14	Avangrid, Inc.	590
8	Constellation Energy Corp.	683
150	Duke Energy Corp.	15,367
76	Edison International	5,236
40	Entergy Corp.	4,331
40	Evergy, Inc.	2,506
46	Eversource Energy	3,787
190	Exelon Corp.	8,016
108	FirstEnergy Corp.	4,423
20	Hawaiian Electric Industries, Inc.	845
8	IDACORP, Inc.	846
92	NextEra Energy, Inc.	6,866
46	NRG Energy, Inc.	1,574
40	OGE Energy Corp.	1,573
316	PG&E Corp. (a)	5,024
22	Pinnacle West Capital Corp.	1,640
14	PNM Resources, Inc.	693
18	Portland General Electric Co.	856
142	PPL Corp.	4,203
188	Southern Co.	12,724
70	Xcel Energy, Inc.	4,814
		96,862
Electrical Components & Equipment - 0.7%
4	Acuity Brands, Inc.	754
2	AMETEK, Inc.	290
12	ChargePoint Holdings, Inc. (a)(d)	146
44	Eaton Corp. PLC ADR (b)	7,137
52	Emerson Electric Co.	4,691
4	Hubbell, Inc.	916
14	Regal Rexnord Corp.	1,949
4	Rockwell Automation, Inc.	1,128
18	Sensata Technologies Holding PLC ADR (b)	915
40	Sunrun, Inc. (a)	1,051
		18,977
Electronic Components - 0.2%
4	Coherent Corp. (a)	174
126	Corning, Inc.	4,361
		4,535

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Electronic Equipment & Instruments - 0.1%
14	National Instruments Corp.	$756
28	Vontier Corp.	645
		1,401
Electronic Manufacturing Services - 0.2%
90	Flex Ltd. ADR (a)(b)	2,102
4	IPG Photonics Corp. (a)	448
24	Jabil, Inc.	1,887
		4,437
Environmental & Facilities Services - 0.1%
2	Clean Harbors, Inc. (a)	261
4	Republic Services, Inc.	499
16	Stericycle, Inc. (a)	861
4	Waste Management, Inc.	619
		2,240
Fertilizers & Agricultural Chemicals - 0.4%
22	C.F. Industries Holdings, Inc.	1,863
46	Corteva, Inc.	2,965
8	FMC Corp.	1,065
72	Mosaic Co.	3,567
6	Scotts Miracle-Gro Co.	433
		9,893
Financial Exchanges & Data - 0.4%
4	Cboe Global Markets, Inc.	492
30	CME Group, Inc.	5,300
28	Coinbase Global, Inc. - Class A (a)(d)	1,637
18	Intercontinental Exchange, Inc.	1,936
2	Nasdaq, Inc.	120
		9,485
Food Distributors - 0.3%
30	Performance Food Group Co. (a)	1,840
58	Sysco Corp.	4,493
14	US Foods Holding Corp. (a)	534
		6,867
Food Retail - 0.3%
32	Albertsons Cos., Inc. - Class A	678
6	Casey’s General Stores, Inc.	1,415
128	Kroger Co.	5,713
		7,806
Footwear - 0.0% (c)
22	Skechers USA, Inc. - Class A (a)	1,059

Gas Utilities - 0.2%
20	Atmos Energy Corp.	2,351
16	National Fuel Gas Co.	929
42	UGI Corp.	1,673
		4,953

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
General Merchandise Stores - 0.4%
2	Dollar Tree, Inc. (a)	$300
58	Target Corp.	9,984
		10,284
Gold - 0.2%
118	Newmont Corp.	6,246
2	Royal Gold, Inc.	254
		6,500
Health Care Distributors - 0.8%
32	AmerisourceBergen Corp.	5,407
54	Cardinal Health, Inc.	4,171
12	Henry Schein, Inc. (a)	1,034
28	McKesson Corp.	10,603
		21,215
Health Care Equipment - 1.2%
34	Baxter International, Inc.	1,553
16	Becton Dickinson and Co.	4,036
8	Envista Holdings Corp. (a)	312
71	GE HealthCare Technologies, Inc. (a)	4,936
8	Hologic, Inc. (a)	651
2	Integra LifeSciences Holdings Corp. (a)	115
180	Medtronic PLC ADR (b)	15,064
2	QuidelOrtho Corp. (a)	171
4	Stryker Corp.	1,015
2	Teleflex, Inc.	487
30	Zimmer Biomet Holdings, Inc.	3,820
		32,160
Health Care Facilities - 0.6%
8	Acadia Healthcare Co., Inc. (a)	672
20	Encompass Health Corp.	1,249
44	HCA Healthcare, Inc.	11,223
20	Tenet Healthcare Corp. (a)	1,097
12	Universal Health Services, Inc. - Class B	1,779
		16,020
Health Care Services - 1.8%
54	Cigna Corp.	17,100
258	CVS Health Corp.	22,761
10	DaVita, Inc. (a)	824
12	Laboratory Corp. of America Holdings	3,025
22	Premier, Inc. - Class A	734
18	Quest Diagnostics, Inc.	2,673
		47,117
Health Care Supplies - 0.1%
36	Dentsply Sirona, Inc.	1,326
2	ICU Medical, Inc. (a)	386
		1,712

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Health Care Technology - 0.0% (c)
10	Teladoc Health, Inc. (a)	$294

Home Furnishings - 0.1%
26	Leggett & Platt, Inc.	951
10	Mohawk Industries, Inc. (a)	1,201
34	Tempur Sealy International, Inc.	1,386
		3,538
Home Improvement Retail - 1.1%
66	Home Depot, Inc.	21,395
34	Lowe’s Cos., Inc.	7,080
		28,475
Homebuilding - 0.6%
64	D.R. Horton, Inc.	6,316
50	Lennar Corp. - Class A	5,120
2	Lennar Corp. - Class B	173
46	PulteGroup, Inc.	2,617
22	Toll Brothers, Inc.	1,309
		15,535
Homefurnishing Retail - 0.1%
2	RH (a)	624
14	Williams-Sonoma, Inc.	1,889
		2,513
Hotels, Resorts & Cruise Lines - 0.7%
2	Booking Holdings, Inc. (a)	4,868
190	Carnival Corp. ADR (a)(b)	2,056
30	Expedia Group, Inc. (a)	3,429
2	Hyatt Hotels Corp. - Class A (a)	218
8	Marriott Vacations Worldwide Corp.	1,280
82	Norwegian Cruise Line Holdings Ltd. ADR (a)(b)	1,247
42	Royal Caribbean Cruises Ltd. ADR (a)(b)	2,727
16	Travel + Leisure Co.	678
10	Wyndham Hotels & Resorts, Inc.	775
		17,278
Household Appliances - 0.1%
10	Whirlpool Corp.	1,556

Household Products - 0.7%
10	Clorox Co.	1,447
28	Colgate-Palmolive Co.	2,087
30	Kimberly-Clark Corp.	3,900
82	Procter & Gamble Co.	11,675
6	Reynolds Consumer Products, Inc.	179
		19,288
Housewares & Specialties - 0.0% (c)
74	Newell Brands, Inc.	1,181

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Human Resource & Employment Services - 0.1%
10	ManpowerGroup, Inc.	$872
16	Robert Half International, Inc.	1,343
2	TriNet Group, Inc. (a)	151
		2,366
Hypermarkets & Super Centers - 1.1%
12	BJ’s Wholesale Club Holdings, Inc. (a)	870
196	Walmart, Inc.	28,199
		29,069
Independent Power Producers & Energy Traders - 0.2%
128	AES Corp.	3,508
46	Vistra Corp.	1,061
		4,569
Industrial Conglomerates - 1.5%
110	3M Co.	12,659
214	General Electric Co.	17,223
48	Honeywell International, Inc.	10,007
		39,889
Industrial Gases - 0.1%
10	Air Products and Chemicals, Inc.	3,205

Industrial Machinery - 1.0%
8	Crane Holdings Co.	927
8	Donaldson Co., Inc.	499
8	Dover Corp.	1,215
22	Flowserve Corp.	757
44	Fortive Corp.	2,993
22	Gates Industrial Corp. PLC ADR (a)(b)	291
2	Graco, Inc.	137
16	Illinois Tool Works, Inc.	3,777
8	Ingersoll Rand, Inc.	448
10	ITT, Inc.	916
2	Lincoln Electric Holdings, Inc.	334
4	Middleby Corp. (a)	622
22	Otis Worldwide Corp.	1,809
14	Parker-Hannifin Corp.	4,564
20	Pentair PLC ADR (b)	1,108
10	Snap-on, Inc.	2,487
30	Stanley Black & Decker, Inc.	2,679
10	Symbotic, Inc. (a)	157
8	Xylem, Inc.	832
		26,552
Insurance Brokers - 0.2%
2	Arthur J. Gallagher & Co.	391
22	Willis Towers Watson PLC ADR (b)	5,592
		5,983

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Integrated Oil & Gas - 6.4%
356	Chevron Corp.	$61,951
832	Exxon Mobil Corp.	96,520
142	Occidental Petroleum Corp.	9,200
		167,671
Integrated Telecommunication Services - 2.4%
1,408	AT&T, Inc.	28,681
48	Frontier Communications Parent, Inc. (a)	1,421
776	Verizon Communications, Inc.	32,258
		62,360
Interactive Home Entertainment - 0.0% (c)
10	Playtika Holding Corp. (a)	105

Interactive Media & Services - 0.2%
8	IAC, Inc. (a)	452
22	Match Group, Inc. (a)	1,191
14	Meta Platforms, Inc. - Class A (a)	2,086
4	Ziff Davis, Inc. (a)	358
		4,087
Internet & Direct Marketing Retail - 0.1%
58	eBay, Inc.	2,871

Internet Services & Infrastructure - 0.0% (c)
2	VeriSign, Inc. (a)	436

Investment Banking & Brokerage - 2.5%
44	Charles Schwab Corp.	3,406
6	Evercore, Inc. - Class A	779
68	Goldman Sachs Group, Inc.	24,875
4	Houlihan Lokey, Inc.	396
18	Interactive Brokers Group, Inc. - Class A	1,439
32	Jefferies Financial Group, Inc.	1,257
22	Lazard Ltd. - Class A ADR (b)	882
266	Morgan Stanley	25,890
38	Raymond James Financial, Inc.	4,285
116	Robinhood Markets, Inc. - Class A (a)	1,208
20	Stifel Financial Corp.	1,348
20	Virtu Financial, Inc. - Class A	386
		66,151
IT Consulting & Other Services - 1.2%
10	Amdocs Ltd. ADR (b)	919
60	Cognizant Technology Solutions Corp. - Class A	4,005
46	DXC Technology Co. (a)	1,322
178	International Business Machines Corp.	23,982
		30,228
Leisure Products - 0.1%
14	Brunswick Corp.	1,181

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
20	Hasbro, Inc.	$1,183
8	Polaris, Inc.	919
		3,283
Life & Health Insurance - 1.3%
114	Aflac, Inc.	8,379
3	F&G Annuities & Life, Inc.	64
18	Globe Life, Inc.	2,175
30	Lincoln National Corp.	1,063
120	MetLife, Inc.	8,762
6	Primerica, Inc.	971
50	Principal Financial Group, Inc.	4,627
74	Prudential Financial, Inc.	7,766
34	Unum Group	1,429
		35,236
Life Sciences Tools & Services - 0.0% (c)
8	Maravai LifeSciences Holdings, Inc. - Class A (a)	117
2	Syneos Health, Inc. (a)	72
		189
Managed Health Care - 0.7%
102	Centene Corp. (a)	7,776
14	Elevance Health, Inc.	7,000
4	Humana, Inc.	2,047
4	Molina Healthcare, Inc. (a)	1,247
		18,070
Metal & Glass Containers - 0.1%
4	AptarGroup, Inc.	463
8	Ball Corp.	466
26	Berry Global Group, Inc.	1,605
14	Crown Holdings, Inc.	1,234
		3,768
Motorcycle Manufacturers - 0.0% (c)
26	Harley-Davidson, Inc.	1,197

Movies & Entertainment - 1.0%
102	AMC Entertainment Holdings, Inc. - Class A (a)	546
2	Liberty Media Corp. - Liberty Formula One - Class A (a)	127
16	Liberty Media Corp. - Liberty Formula One - Class C (a)	1,133
30	Live Nation Entertainment, Inc. (a)	2,415
2	Madison Square Garden Sports Corp.	364
128	Walt Disney Co. (a)	13,887
436	Warner Bros Discovery, Inc. (a)	6,462
		24,934
Multi-line Insurance - 0.6%
154	American International Group, Inc.	9,736
6	Assurant, Inc.	796
64	Hartford Financial Services Group, Inc.	4,967
		15,499

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Multi-Sector Holdings - 1.0%
80	Berkshire Hathaway, Inc. - Class B (a)	$24,922

Multi-Utilities - 1.8%
34	Ameren Corp.	2,954
12	Black Hills Corp.	869
122	CenterPoint Energy, Inc.	3,675
34	CMS Energy Corp.	2,148
70	Consolidated Edison, Inc.	6,672
132	Dominion Energy, Inc.	8,400
30	DTE Energy Co.	3,491
80	NiSource, Inc.	2,220
82	Public Service Enterprise Group, Inc.	5,078
52	Sempra Energy	8,337
36	WEC Energy Group, Inc.	3,384
		47,228
Office Services & Supplies - 0.0% (c)
2	MSA Safety, Inc.	273

Oil & Gas Equipment & Services - 0.7%
164	Baker Hughes Co.	5,205
76	Halliburton Co.	3,133
8	NOV, Inc.	196
180	Schlumberger Ltd. ADR (b)	10,256
		18,790
Oil & Gas Exploration & Production - 3.5%
52	Antero Resources Corp. (a)	1,500
66	APA Corp.	2,926
16	Chesapeake Energy Corp.	1,388
254	ConocoPhillips	30,955
152	Coterra Energy, Inc.	3,805
128	Devon Energy Corp.	8,095
34	Diamondback Energy, Inc.	4,968
114	EOG Resources, Inc.	15,076
66	EQT Corp.	2,156
138	Marathon Oil Corp.	3,791
18	Matador Resources Co.	1,191
50	Ovintiv, Inc.	2,461
20	PDC Energy, Inc.	1,355
46	Pioneer Natural Resources Co.	10,596
50	Range Resources Corp.	1,251
216	Southwestern Energy Co. (a)	1,192
3	Vitesse Energy, Inc. (a)	48
		92,754
Oil & Gas Refining & Marketing - 1.4%
30	HF Sinclair Corp.	1,707
106	Marathon Petroleum Corp.	13,623

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
96	Phillips 66	$9,626
80	Valero Energy Corp.	11,202
		36,158
Oil & Gas Storage & Transportation - 1.0%
18	Cheniere Energy, Inc.	2,750
20	DT Midstream, Inc.	1,093
8	Hess Midstream LP - Class A	247
390	Kinder Morgan, Inc.	7,137
88	ONEOK, Inc.	6,026
240	Williams Cos., Inc.	7,738
		24,991
Other Diversified Financial Services - 0.2%
8	Apollo Global Management, Inc.	566
8	Corebridge Financial, Inc.	174
76	Equitable Holdings, Inc.	2,437
20	Voya Financial, Inc.	1,395
		4,572
Packaged Foods & Meats - 1.4%
30	Campbell Soup Co.	1,558
94	Conagra Brands, Inc.	3,496
22	Flowers Foods, Inc.	609
64	General Mills, Inc.	5,015
22	Hormel Foods Corp.	997
20	J.M. Smucker Co.	3,056
38	Kellogg Co.	2,606
152	Kraft Heinz Co.	6,161
4	Lamb Weston Holdings, Inc.	400
2	Lancaster Colony Corp.	384
8	McCormick & Co., Inc.	601
108	Mondelez International, Inc. - Class A	7,068
8	Pilgrim’s Pride Corp. (a)	194
8	Post Holdings, Inc. (a)	760
56	Tyson Foods, Inc. - Class A	3,682
		36,587
Paper Packaging - 0.5%
244	Amcor PLC ADR (b)	2,943
6	Avery Dennison Corp.	1,137
32	Graphic Packaging Holding Co.	771
74	International Paper Co.	3,095
18	Packaging Corp. of America	2,569
8	Sealed Air Corp.	438
18	Sonoco Products Co.	1,100
50	Westrock Co.	1,962
		14,015
Personal Products - 0.0% (c)
4	BellRing Brands, Inc. (a)	113
70	Coty, Inc. - Class A (a)	697
		810

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Pharmaceuticals - 4.3%
200	Bristol-Myers Squibb Co.	$14,530
20	Elanco Animal Health, Inc. (a)	275
2	Jazz Pharmaceuticals PLC ADR (a)(b)	313
180	Johnson & Johnson	29,416
232	Merck & Co., Inc.	24,919
50	Organon & Co.	1,507
26	Perrigo Co. PLC ADR (b)	973
840	Pfizer, Inc.	37,094
10	Royalty Pharma PLC - Class A ADR (b)	392
238	Viatris, Inc.	2,894
		112,313
Property & Casualty Insurance - 2.0%
54	Allstate Corp.	6,937
14	American Financial Group, Inc.	1,996
44	Arch Capital Group Ltd. ADR (a)(b)	2,831
16	Axis Capital Holdings Ltd. ADR (b)	1,001
70	Chubb Ltd. ADR (b)	15,924
14	Cincinnati Financial Corp.	1,584
52	Fidelity National Financial, Inc.	2,290
20	First American Financial Corp.	1,237
6	Hanover Insurance Group, Inc.	807
42	Loews Corp.	2,582
56	Old Republic International Corp.	1,478
10	Progressive Corp.	1,364
10	Selective Insurance Group, Inc.	950
46	Travelers Cos., Inc.	8,792
22	W.R. Berkley Corp.	1,543
		51,316
Publishing - 0.1%
8	New York Times Co. - Class A	279
68	News Corp. - Class A	1,378
22	News Corp. - Class B	450
		2,107
Railroads - 0.7%
102	CSX Corp.	3,154
18	Norfolk Southern Corp.	4,425
48	Union Pacific Corp.	9,801
		17,380
Real Estate Development - 0.0% (c)
4	Howard Hughes Corp. (a)	342

Real Estate Services - 0.2%
34	CBRE Group, Inc. - Class A (a)	2,907
10	Jones Lang LaSalle, Inc. (a)	1,849
		4,756
Regional Banks - 3.1%
22	Bank OZK	1,005

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
6	BOK Financial Corp.	$603
98	Citizens Financial Group, Inc.	4,245
26	Comerica, Inc.	1,906
12	Commerce Bancshares, Inc.	799
10	Cullen/Frost Bankers, Inc.	1,303
28	East West Bancorp, Inc.	2,199
134	Fifth Third Bancorp	4,863
2	First Citizens BancShares, Inc. - Class A	1,555
106	First Horizon Corp.	2,621
8	First Republic Bank	1,127
278	Huntington Bancshares, Inc.	4,217
182	KeyCorp	3,493
34	M&T Bank Corp.	5,304
14	Pinnacle Financial Partners, Inc.	1,102
82	PNC Financial Services Group, Inc.	13,565
16	Popular, Inc. ADR (b)	1,098
18	Prosperity Bancshares, Inc.	1,365
182	Regions Financial Corp.	4,284
8	Signature Bank	1,032
14	SouthState Corp.	1,114
2	SVB Financial Group (a)	605
28	Synovus Financial Corp.	1,175
260	Truist Financial Corp.	12,841
42	Umpqua Holdings Corp.	764
26	United Bankshares, Inc.	1,045
34	Webster Financial Corp.	1,790
16	Western Alliance Bancorp	1,206
12	Wintrust Financial Corp.	1,098
30	Zions Bancorp NA	1,595
		80,919
Reinsurance - 0.2%
8	Everest Re Group Ltd. ADR (b)	2,798
14	Reinsurance Group of America, Inc.	2,125
		4,923
Renewable Electricity - 0.0% (c)
6	Clearway Energy, Inc. - Class A	192
16	Clearway Energy, Inc. - Class C	541
2	NextEra Energy Partners LP	147
		880
Research & Consulting Services - 0.2%
2	Booz Allen Hamilton Holding Corp.	189
2	CACI International, Inc. - Class A (a)	616
32	Clarivate PLC ADR (a)(b)	356
4	Jacobs Solutions, Inc.	494
6	KBR, Inc.	307
10	Leidos Holdings, Inc.	988
10	Science Applications International Corp.	1,038
		3,988

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Restaurants - 1.1%
48	Aramark	$2,137
20	Darden Restaurants, Inc.	2,959
50	McDonald’s Corp.	13,370
68	Starbucks Corp.	7,422
4	Texas Roadhouse, Inc.	402
6	Wendy’s Co.	134
10	Yum! Brands, Inc.	1,305
		27,729
Semiconductor Equipment - 0.2%
30	Applied Materials, Inc.	3,345
2	Lam Research Corp.	1,000
8	MKS Instruments, Inc.	819
		5,164
Semiconductors - 2.5%
42	Analog Devices, Inc.	7,202
8	Broadcom, Inc.	4,680
2	Cirrus Logic, Inc. (a)	181
6	First Solar, Inc. (a)	1,066
808	Intel Corp.	22,834
44	Marvell Technology, Inc.	1,899
34	Microchip Technology, Inc.	2,639
216	Micron Technology, Inc.	13,025
12	ON Semiconductor Corp. (a)	881
4	Qorvo, Inc. (a)	435
26	Skyworks Solutions, Inc.	2,851
46	Texas Instruments, Inc.	8,152
		65,845
Soft Drinks - 1.0%
198	Coca-Cola Co.	12,141
108	Keurig Dr. Pepper, Inc.	3,810
56	PepsiCo, Inc.	9,577
		25,528
Specialized Consumer Services - 0.1%
40	ADT, Inc.	352
32	H&R Block, Inc.	1,247
2	Service Corp. International	148
		1,747
Specialized Finance - 0.0% (c)
34	SoFi Technologies, Inc. (a)	236

Specialty Chemicals - 0.9%
6	Ashland, Inc.	656
30	Axalta Coating Systems Ltd. ADR (a)(b)	903
20	Celanese Corp.	2,464
92	DuPont de Nemours, Inc.	6,803
26	Eastman Chemical Co.	2,292
12	Ecolab, Inc.	1,858

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
42	International Flavors & Fragrances, Inc.	$4,723
24	PPG Industries, Inc.	3,128
8	RPM International, Inc.	719
		23,546
Specialty Stores - 0.1%
42	Bath & Body Works, Inc.	1,932
10	Dick’s Sporting Goods, Inc.	1,308
		3,240
Steel - 0.7%
92	Cleveland-Cliffs, Inc. (a)	1,964
52	Nucor Corp.	8,789
12	Reliance Steel & Aluminum Co.	2,729
36	Steel Dynamics, Inc.	4,343
		17,825
Systems Software - 0.4%
2	Dolby Laboratories, Inc. - Class A	159
48	Gen Digital, Inc.	1,104
46	Oracle Corp.	4,069
2	Teradata Corp. (a)	70
10	UiPath, Inc. - Class A (a)	154
44	VMware, Inc. - Class A (a)	5,389
		10,945
Technology Distributors - 0.1%
14	Arrow Electronics, Inc. (a)	1,645
8	TD SYNNEX Corp.	817
		2,462
Technology Hardware, Storage & Peripherals - 0.7%
50	Dell Technologies, Inc. - Class C	2,031
256	Hewlett Packard Enterprise Co.	4,129
180	HP, Inc.	5,245
24	NetApp, Inc.	1,590
40	Seagate Technology Holdings PLC ADR (b)	2,711
60	Western Digital Corp. (a)	2,637
		18,343
Thrifts & Mortgage Finance - 0.1%
20	Essent Group Ltd. ADR (b)	881
60	MGIC Investment Corp.	847
90	New York Community Bancorp, Inc.	899
34	Radian Group, Inc.	751
22	Rocket Cos., Inc. - Class A	207
10	TFS Financial Corp.	143
16	UWM Holdings Corp.	73
		3,801
Tobacco - 1.8%
358	Altria Group, Inc.	16,124
294	Philip Morris International, Inc.	30,647
		46,771

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Trading Companies & Distributors - 0.4%
20	Air Lease Corp.	$899
20	Ferguson PLC ADR (b)	2,847
10	MSC Industrial Direct Co., Inc. - Class A	827
10	United Rentals, Inc. (a)	4,409
2	Watsco, Inc.	575
		9,557
Trucking - 0.3%
6	Avis Budget Group, Inc. (a)	1,200
406	Grab Holdings Ltd. - Class A ADR (a)(b)	1,539
44	Hertz Global Holdings, Inc. (a)	793
30	Knight-Swift Transportation Holdings, Inc.	1,773
4	Landstar System, Inc.	691
22	RXO, Inc. (a)	403
18	U-Haul Holding Co. - Series N	1,112
2	U-Haul Holding Co.	134
22	XPO, Inc. (a)	877
		8,522
Water Utilities - 0.0% (c)
4	American Water Works Co., Inc.	626
10	Essential Utilities, Inc.	467
		1,093
Wireless Telecommunication Services - 0.0% (c)
2	T-Mobile U.S., Inc. (a)	299
	TOTAL COMMON STOCKS (Cost $2,361,612)	2,526,685

REAL ESTATE INVESTMENT TRUSTS - 3.3%
Diversified REITs - 0.2%
52	STORE Capital Corp.	1,675
32	W.P. Carey, Inc.	2,737
		4,412
Health Care REITs - 0.5%
46	Healthcare Realty Trust, Inc.	990
96	Healthpeak Properties, Inc.	2,638
116	Medical Properties Trust, Inc.	1,502
46	Omega Healthcare Investors, Inc.	1,354
68	Ventas, Inc.	3,523
36	Welltower, Inc.	2,701
		12,708
Hotel & Resort REITs - 0.1%
138	Host Hotels & Resorts, Inc.	2,601
42	Park Hotels & Resorts, Inc.	618
		3,219
Industrial REITs - 0.1%
40	Americold Realty Trust, Inc.	1,256
2	First Industrial Realty Trust, Inc.	107
4	Prologis, Inc.	517

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
14	STAG Industrial, Inc.	$498
		2,378
Mortgage REITs - 0.2%
102	AGNC Investment Corp.	1,183
80	Annaly Capital Management, Inc.	1,878
32	Blackstone Mortgage Trust, Inc. - Class A	763
92	Rithm Capital Corp.	866
58	Starwood Property Trust, Inc.	1,212
		5,902
Office REITs - 0.3%
18	Alexandria Real Estate Equities, Inc.	2,893
26	Boston Properties, Inc.	1,938
6	Cousins Properties, Inc.	165
34	Douglas Emmett, Inc.	570
20	Highwoods Properties, Inc.	607
22	Kilroy Realty Corp.	903
12	SL Green Realty Corp.	494
34	Vornado Realty Trust	829
		8,399
Residential REITs - 0.3%
10	Apartment Income REIT Corp.	383
10	AvalonBay Communities, Inc.	1,774
4	Camden Property Trust	493
28	Equity Residential	1,782
4	Essex Property Trust, Inc.	904
2	Mid-America Apartment Communities, Inc.	333
18	UDR, Inc.	767
		6,436
Retail REITs - 0.9%
10	Agree Realty Corp.	746
60	Brixmor Property Group, Inc.	1,412
12	Federal Realty Investment Trust	1,338
118	Kimco Realty Corp.	2,650
32	National Retail Properties, Inc.	1,515
74	Realty Income Corp.	5,019
28	Regency Centers Corp.	1,866
64	Simon Property Group, Inc.	8,222
26	Spirit Realty Capital, Inc.	1,141
		23,909
Specialized REITs - 0.7%
12	CubeSmart	550
14	Digital Realty Trust, Inc.	1,605
2	Extra Space Storage, Inc.	316
48	Gaming and Leisure Properties, Inc.	2,571
26	Iron Mountain, Inc.	1,419
12	Lamar Advertising Co. - Class A	1,279
4	Life Storage, Inc.	432

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
10	Rayonier, Inc.	$364
140	VICI Properties, Inc.	4,785
146	Weyerhaeuser Co.	5,027
		18,348
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $77,045)	85,711

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
2,280	First American Government Obligations Fund - Class X, 4.14% (e)	2,280
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,280)	2,280

MONEY MARKET FUNDS - 0.3%
7,436	First American Government Obligations Fund - Class X, 4.14% (e)	7,436
	TOTAL MONEY MARKET FUNDS (Cost $7,436)	7,436

	TOTAL INVESTMENTS (Cost $2,448,373) - 100.0%	$2,622,112
	Other Assets in Excess of Liabilities - 0.0% (c)	593
	TOTAL NET ASSETS - 100.0%	$2,622,704

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Represents less than 0.05% of net assets.
(d)	This security or a portion of this security was out on loan as of January 31, 2023. Total loaned securities had a market value of $2,310 as of January 31, 2023.
(e)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 93.3%
Aerospace & Defense - 1.5%
171	Aerojet Rocketdyne Holdings, Inc. (a)	$9,562
206	BWX Technologies, Inc.	12,537
190	Hexcel Corp.	13,410
127	Mercury Systems, Inc. (a)	6,348
65	Moog, Inc. - Class A	6,196
84	Parsons Corp. (a)	3,656
235	Spirit AeroSystems Holdings, Inc. - Class A	8,495
		60,204
Air Freight & Logistics - 0.8%
163	Air Transport Services Group, Inc. (a)	4,615
60	Forward Air Corp.	6,471
264	GXO Logistics, Inc. (a)	13,815
74	Hub Group, Inc. - Class A (a)	6,310
		31,211
Airlines - 0.2%
18	Copa Holdings S.A. - Class A ADR (a)(b)	1,657
83	Frontier Group Holdings, Inc. (a)	1,044
182	JetBlue Airways Corp. (a)	1,456
509	Joby Aviation, Inc. (a)	2,250
61	Spirit Airlines, Inc.	1,210
		7,617
Alternative Carriers - 0.2%
96	Cogent Communications Holdings, Inc.	6,583
1,561	Globalstar, Inc. (a)	2,201
		8,784
Aluminum - 0.1%
226	Arconic Corp. (a)	5,313

Apparel Retail - 0.6%
205	Foot Locker, Inc.	8,920
517	Gap, Inc.	7,016
162	Victoria’s Secret & Co. (a)	6,828
		22,764
Apparel, Accessories & Luxury Goods - 1.1%
86	Carter’s, Inc.	7,170
73	Columbia Sportswear Co.	7,001
778	Hanesbrands, Inc.	6,566
146	PVH Corp.	13,125
423	Under Armour, Inc. - Class A (a)	5,241
436	Under Armour, Inc. - Class C (a)	4,752
		43,855
Application Software - 5.4%
254	ACI Worldwide, Inc. (a)	7,094
106	Alarm.com Holdings, Inc. (a)	5,682
115	Altair Engineering, Inc. - Class A (a)	6,107
132	Alteryx, Inc. - Class A (a)	7,325

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
40	Appfolio, Inc. - Class A (a)	$4,493
118	Asana, Inc. - Class A (a)	1,829
117	Blackbaud, Inc. (a)	7,279
123	Blackline, Inc. (a)	8,831
308	Box, Inc. - Class A (a)	9,853
79	Braze, Inc. - Class A (a)	2,528
178	Clear Secure, Inc. - Class A	5,587
54	Clearwater Analytics Holdings, Inc. - Class A (a)	1,057
171	Coupa Software, Inc. (a)	13,666
135	Cvent Holding Corp. (a)	1,089
157	DoubleVerify Holdings, Inc. (a)	4,269
50	EngageSmart, Inc. (a)	985
122	Envestnet, Inc. (a)	7,930
62	EverCommerce, Inc. (a)	640
304	Freshworks, Inc. - Class A (a)	4,919
36	Instructure Holdings, Inc. (a)	973
145	Jamf Holding Corp. (a)	2,881
21	MicroStrategy, Inc. - Class A (a)	5,286
164	nCino, Inc. (a)	4,690
294	NCR Corp. (a)	8,061
117	New Relic, Inc. (a)	7,143
519	Nutanix, Inc. - Class A (a)	14,465
182	PagerDuty, Inc. (a)	5,422
121	Paycor HCM, Inc. (a)	3,038
94	Pegasystems, Inc.	3,655
188	PowerSchool Holdings, Inc. - Class A (a)	4,234
123	Q2 Holdings, Inc. (a)	4,025
188	RingCentral, Inc. - Class A (a)	7,338
285	Smartsheet, Inc. - Class A (a)	12,315
214	Sprinklr, Inc. - Class A (a)	2,127
102	Sprout Social, Inc. - Class A (a)	6,525
81	SPS Commerce, Inc. (a)	11,022
143	Verint Systems, Inc. (a)	5,430
103	Workiva, Inc. (a)	8,913
		218,706
Asset Management & Custody Banks - 1.3%
86	Affiliated Managers Group, Inc.	14,856
147	Artisan Partners Asset Management, Inc. - Class A	5,413
56	Cohen & Steers, Inc.	4,114
188	Federated Hermes, Inc.	7,388
108	Focus Financial Partners, Inc. - Class A (a)	4,876
71	Hamilton Lane, Inc. - Class A	5,528
298	Janus Henderson Group PLC ADR (b)	7,724
117	StepStone Group, Inc. - Class A	3,415
		53,314
Auto Parts & Equipment - 1.4%
211	Adient PLC ADR (a)(b)	9,499
288	Dana, Inc.	5,224

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
59	Dorman Products, Inc. (a)	$5,727
95	Fox Factory Holding Corp. (a)	11,219
56	LCI Industries	6,284
483	Luminar Technologies, Inc. (a)	3,222
504	QuantumScape Corp. (a)(c)	4,289
63	Visteon Corp. (a)	9,849
		55,313
Automobile Manufacturers - 0.3%
362	Fisker, Inc. (a)(c)	2,697
116	Thor Industries, Inc.	11,058
		13,755
Automotive Retail - 0.6%
50	Asbury Automotive Group, Inc. (a)	11,000
85	Camping World Holdings, Inc. - Class A	2,160
217	Carvana Co. (a)	2,207
34	Group 1 Automotive, Inc.	7,271
		22,638
Biotechnology - 3.4%
269	Acadia Pharmaceuticals, Inc. (a)	5,119
365	Alkermes PLC ADR (a)(b)	10,454
624	Amicus Therapeutics, Inc. (a)	8,137
227	Arrowhead Pharmaceuticals, Inc. (a)	7,943
150	Beam Therapeutics, Inc. (a)	6,518
133	Blueprint Medicines Corp. (a)	6,216
136	Cerevel Therapeutics Holdings, Inc. (a)	4,644
205	Cytokinetics, Inc. (a)	8,708
221	Denali Therapeutics, Inc. (a)	6,690
561	EQRx, Inc. (a)	1,374
183	Fate Therapeutics, Inc. (a)	1,091
296	Insmed, Inc. (a)	6,373
161	Intellia Therapeutics, Inc. (a)	6,833
62	Karuna Therapeutics, Inc. (a)	12,362
112	Mirati Therapeutics, Inc. (a)	5,982
200	Natera, Inc. (a)	8,586
175	Novavax, Inc. (a)(c)	1,909
86	ProKidney Corp. ADR (a)(b)	897
160	PTC Therapeutics, Inc. (a)	7,342
199	Relay Therapeutics, Inc. (a)	4,271
123	Twist Bioscience Corp. (a)	3,529
147	Ultragenyx Pharmaceutical, Inc. (a)	6,664
228	Vir Biotechnology, Inc. (a)	6,737
		138,379
Brewers - 0.2%
21	Boston Beer Co., Inc. - Class A (a)	8,161

Broadcasting - 0.2%
498	TEGNA, Inc.	9,925

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Building Products - 1.2%
95	AAON, Inc.	$7,250
101	Armstrong World Industries, Inc.	7,818
247	AZEK Co., Inc. (a)	5,960
215	Hayward Holdings, Inc. (a)	2,900
322	Resideo Technologies, Inc. (a)	6,192
98	Simpson Manufacturing Co., Inc.	10,497
322	Zurn Elkay Water Solutions Corp. - Class C	7,039
		47,656
Cable & Satellite - 0.1%
485	Altice USA, Inc. - Class A (a)	2,377

Casinos & Gaming - 0.7%
230	International Game Technology PLC (b)	6,084
210	Light & Wonder, Inc. (a)	13,702
111	Red Rock Resorts, Inc. - Class A	4,996
209	Sportradar Holding AG - Class A ADR (a)(b)	2,623
		27,405
Coal & Consumable Fuels - 0.5%
41	Arch Resources, Inc.	6,069
62	Consol Energy, Inc.	3,585
69	Enviva, Inc.	3,138
261	Peabody Energy Corp. (a)	7,279
		20,071
Commercial Printing - 0.1%
99	Brady Corp. - Class A	5,294

Commodity Chemicals - 0.3%
125	Cabot Corp.	9,416
256	Tronox Holdings PLC ADR (b)	4,390
		13,806
Communications Equipment - 0.6%
129	Calix, Inc. (a)	6,791
155	NetScout Systems, Inc. (a)	4,976
168	Viasat, Inc. (a)	5,788
504	Viavi Solutions, Inc. (a)	5,695
		23,250
Construction Machinery & Heavy Trucks - 0.5%
215	Allison Transmission Holdings, Inc.	9,692
133	Federal Signal Corp.	7,082
677	Nikola Corp. (a)(c)	1,835
		18,609
Construction Materials - 0.5%
82	Eagle Materials, Inc.	11,979
269	Summit Materials, Inc. - Class A (a)	8,839
		20,818

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Construction & Engineering - 1.2%
71	Ameresco, Inc. - Class A (a)	$4,577
435	API Group Corp. (a)	9,674
107	Arcosa, Inc.	6,342
80	Comfort Systems USA, Inc.	9,683
64	Dycom Industries, Inc. (a)	6,104
315	Fluor Corp. (a)	11,576
		47,956
Consumer Electronics - 0.1%
282	Sonos, Inc. (a)	5,200

Consumer Finance - 0.9%
85	FirstCash Holdings, Inc.	7,835
226	Navient Corp.	4,287
28	Nelnet, Inc. - Class A	2,674
254	OneMain Holdings, Inc.	10,958
557	SLM Corp.	9,786
		35,540
Data Processing & Outsourced Services - 1.6%
106	Euronet Worldwide, Inc. (a)	11,944
149	Evertec, Inc. ADR (b)	5,504
72	ExlService Holdings, Inc. (a)	12,283
180	Flywire Corp. (a)	4,855
1,001	Marqeta, Inc. - Class A (a)	6,637
135	Maximus, Inc.	10,105
1	Paysafe Ltd. ADR (a)(b)	14
112	Shift4 Payments, Inc. - Class A (a)	7,172
42	TTEC Holdings, Inc.	2,135
341	Verra Mobility Corp. (a)	5,262
		65,911
Department Stores - 0.7%
8	Dillard’s, Inc. - Class A	3,146
258	Kohl’s Corp.	8,351
602	Macy’s, Inc.	14,225
214	Nordstrom, Inc.	4,182
		29,904
Distillers & Vintners - 0.1%
32	MGP Ingredients, Inc.	3,121

Diversified Real Estate Activities - 0.1%
82	St. Joe Co.	3,862

Diversified Support Services - 0.6%
789	Aurora Innovation, Inc. (a)	1,436
139	Driven Brands Holdings, Inc. (a)	4,057
299	IAA, Inc. (a)	12,477
34	UniFirst Corp.	6,747
		24,717

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Education Services - 0.7%
276	Chegg, Inc. (a)	$5,730
212	Coursera, Inc. (a)	3,381
58	Duolingo, Inc. (a)	5,538
8	Graham Holdings Co. - Class B	5,226
71	Grand Canyon Education, Inc. (a)	8,276
		28,151
Electric Utilities - 1.2%
128	Allete, Inc.	7,918
246	Hawaiian Electric Industries, Inc.	10,398
81	MGE Energy, Inc.	5,922
92	Otter Tail Corp.	5,902
191	PNM Resources, Inc.	9,451
224	Portland General Electric Co.	10,658
		50,249
Electrical Components & Equipment - 1.6%
93	Atkore, Inc. (a)	12,113
590	ChargePoint Holdings, Inc. (a)(c)	7,163
40	Encore Wire Corp.	6,457
90	EnerSys	7,472
137	Shoals Technologies Group, Inc. - Class A (a)	3,821
191	SunPower Corp. (a)	3,329
463	Sunrun, Inc. (a)	12,168
697	Vertiv Holdings Co.	9,911
50	Vicor Corp. (a)	3,472
		65,906
Electronic Components - 0.5%
96	Belden, Inc.	7,785
42	Rogers Corp. (a)	5,863
291	Vishay Intertechnology, Inc.	6,661
		20,309
Electronic Equipment & Instruments - 1.1%
83	Advanced Energy Industries, Inc.	7,697
66	Badger Meter, Inc.	7,649
101	Itron, Inc. (a)	5,804
297	National Instruments Corp.	16,038
353	Vontier Corp.	8,130
		45,318
Electronic Manufacturing Services - 0.3%
62	Plexus Corp. (a)	5,951
126	Sanmina Corp. (a)	7,677
		13,628
Environmental & Facilities Services - 1.0%
147	ABM Industries, Inc.	6,896
113	Casella Waste Systems, Inc. - Class A (a)	9,054
114	Clean Harbors, Inc. (a)	14,854
206	Stericycle, Inc. (a)	11,085
		41,889

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Fertilizers & Agricultural Chemicals - 0.2%
86	Scotts Miracle-Gro Co.	$6,208

Food Distributors - 0.1%
128	United Natural Foods, Inc. (a)	5,327

Food Retail - 0.3%
200	Grocery Outlet Holding Corp. (a)	6,078
239	Sprouts Farmers Market, Inc. (a)	7,636
		13,714
Footwear - 0.5%
134	Crocs, Inc. (a)	16,317
162	Steven Madden Ltd.	5,808
		22,125
Forest Products - 0.3%
165	Louisiana-Pacific Corp.	11,235

Gas Utilities - 1.1%
39	Chesapeake Utilities Corp.	4,917
217	New Jersey Resources Corp.	10,833
120	ONE Gas, Inc.	9,883
274	South Jersey Industries, Inc.	9,889
115	Spire, Inc.	8,305
		43,827
General Merchandise Stores - 0.2%
130	Ollie’s Bargain Outlet Holdings, Inc. (a)	7,119

Health Care Distributors - 0.3%
158	AdaptHealth Corp. (a)	3,386
165	Owens & Minor, Inc. (a)	3,257
194	Patterson Cos., Inc.	5,857
		12,500
Health Care Equipment - 2.6%
102	AtriCure, Inc. (a)	4,415
110	Axonics, Inc. (a)	6,754
68	CONMED Corp.	6,512
107	Enovis Corp. (a)	6,736
102	Glaukos Corp. (a)	5,003
96	Inari Medical, Inc. (a)	5,477
156	Inmode Ltd. ADR (a)(b)	5,468
73	Integer Holdings Corp. (a)	4,804
165	Integra LifeSciences Holdings Corp. (a)	9,454
66	iRhythm Technologies, Inc. (a)	6,488
120	LivaNova PLC ADR (a)(b)	6,744
116	NuVasive, Inc. (a)	5,290
98	Omnicell, Inc. (a)	5,436
81	Penumbra, Inc. (a)	20,283
144	Tandem Diabetes Care, Inc. (a)	5,867
		104,731

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Health Care Facilities - 0.9%
347	Cano Health, Inc. (a)	$479
221	Encompass Health Corp.	13,801
119	Ensign Group, Inc.	11,097
223	Select Medical Holdings Corp.	6,483
89	Surgery Partners, Inc. (a)	2,955
		34,815
Health Care Services - 1.6%
403	1Life Healthcare, Inc. (a)	6,444
75	Agiliti, Inc. (a)	1,384
72	Amedisys, Inc. (a)	6,960
97	AMN Healthcare Services, Inc. (a)	9,296
87	Apollo Medical Holdings, Inc. (a)	3,101
21	CorVel Corp. (a)	3,741
219	Guardant Health, Inc. (a)	6,883
67	LHC Group, Inc. (a)	10,626
126	MSP Recovery, Inc. (a)	146
261	Premier, Inc. - Class A	8,707
115	Privia Health Group, Inc. (a)	3,110
163	Signify Health, Inc. - Class A (a)	4,639
		65,037
Health Care Supplies - 1.4%
115	Haemonetics Corp. (a)	9,729
51	ICU Medical, Inc. (a)	9,855
151	Lantheus Holdings, Inc. (a)	8,683
125	Merit Medical Systems, Inc. (a)	8,919
471	Neogen Corp. (a)	10,084
107	STAAR Surgical Co. (a)	7,549
		54,819
Health Care Technology - 0.4%
269	Certara, Inc. (a)	5,219
71	Definitive Healthcare Corp. (a)	879
195	Evolent Health, Inc. - Class A (a)	6,283
166	GoodRx Holdings, Inc. - Class A (a)	928
814	Multiplan Corp. (a)	1,074
122	Schrodinger, Inc. (a)	2,950
		17,333
Heavy Electrical Equipment - 0.2%
361	Bloom Energy Corp. - Class A (a)	9,000
65	NuScale Power Corp. (a)	693
		9,693
Home Furnishings - 0.6%
291	Leggett & Platt, Inc.	10,639
380	Tempur Sealy International, Inc.	15,485
		26,124
Homebuilding - 1.2%
53	Installed Building Products, Inc.	5,835

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
171	KB Home	$6,575
46	LGI Homes, Inc. (a)	5,237
128	MDC Holdings, Inc.	4,833
81	Meritage Homes Corp. (a)	8,723
119	Skyline Champion Corp. (a)	7,015
232	Taylor Morrison Home Corp. (a)	8,306
		46,524
Hotels, Resorts & Cruise Lines - 0.8%
194	Hilton Grand Vacations, Inc. (a)	9,188
946	Norwegian Cruise Line Holdings Ltd. ADR (a)(b)	14,389
184	Travel + Leisure Co.	7,796
		31,373
Household Appliances - 0.2%
54	Helen of Troy Ltd. ADR (a)(b)	6,108

Household Products - 0.4%
89	Central Garden & Pet Co. - Class A (a)	3,527
21	Central Garden & Pet Co. (a)	881
90	Spectrum Brands Holdings, Inc.	6,109
30	WD-40 Co.	5,236
		15,753
Human Resource & Employment Services - 1.3%
634	Alight, Inc. - Class A (a)	5,953
110	ASGN, Inc. (a)	10,004
81	Insperity, Inc.	8,955
118	Korn Ferry	6,371
116	ManpowerGroup, Inc.	10,111
83	TriNet Group, Inc. (a)	6,262
271	Upwork, Inc. (a)	3,512
		51,168
Industrial Machinery - 3.1%
70	Albany International Corp. - Class A	7,851
145	Altra Industrial Motion Corp.	8,855
106	Crane Holdings Co.	12,286
114	Esab Corp.	6,590
271	Evoqua Water Technologies Corp. (a)	13,146
293	Flowserve Corp.	10,085
88	Franklin Electric Co., Inc.	7,946
231	Gates Industrial Corp. PLC ADR (a)(b)	3,052
137	Hillenbrand, Inc.	6,420
71	John Bean Technologies Corp.	7,933
26	Kadant, Inc.	5,298
124	Mueller Industries, Inc.	8,128
99	SPX Technologies, Inc. (a)	7,426
147	Timken Co.	12,105
61	Watts Water Technologies, Inc. - Class A	9,975
		127,096

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Insurance Brokers - 0.1%
133	BRP Group, Inc. - Class A (a)	$3,810
46	Hagerty, Inc. - Class A (a)	442
		4,252
Interactive Home Entertainment - 0.1%
397	Playtika Holding Corp. (a)	4,165

Interactive Media & Services - 0.5%
158	Angi, Inc. (a)	460
222	Cargurus, Inc. (a)	3,918
224	TripAdvisor, Inc. (a)	5,219
103	Ziff Davis, Inc. (a)	9,216
		18,813
Internet & Direct Marketing Retail - 0.3%
168	Wayfair, Inc. - Class A (a)	10,164

Internet Services & Infrastructure - 0.2%
140	DigitalOcean Holdings, Inc. (a)	4,109
108	Squarespace, Inc. - Class A (a)	2,562
		6,671
Investment Banking & Brokerage - 0.9%
73	Evercore, Inc. - Class A	9,476
244	Lazard Ltd. - Class A ADR (b)	9,780
143	Moelis & Co. - Class A	6,685
51	PJT Partners, Inc. - Class A	4,082
220	Virtu Financial, Inc. - Class A	4,248
		34,271
IT Consulting & Other Services - 0.3%
453	Kyndryl Holdings, Inc. (a)	6,066
76	Perficient, Inc. (a)	5,635
192	Thoughtworks Holding, Inc. (a)	2,074
		13,775
Leisure Facilities - 0.2%
111	Life Time Group Holdings, Inc. (a)	2,086
88	SeaWorld Entertainment, Inc. (a)	5,490
		7,576
Leisure Products - 0.7%
71	Acushnet Holdings Corp.	3,333
687	Peloton Interactive, Inc. - Class A (a)	8,883
312	Topgolf Callaway Brands Corp. (a)	7,641
193	YETI Holdings, Inc. (a)	8,639
		28,496
Life & Health Insurance - 0.9%
158	American Equity Investment Life Holding Co.	7,529
160	Brighthouse Financial, Inc. (a)	9,003
84	Primerica, Inc.	13,587
83	Trupanion, Inc. (a)	4,899
		35,018

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Life Sciences Tools & Services - 0.8%
198	10X Genomics, Inc. - Class A (a)	$9,272
166	Azenta, Inc. (a)	9,279
54	Medpace Holdings, Inc. (a)	11,938
		30,489
Managed Health Care - 0.5%
188	Alignment Healthcare, Inc. (a)	2,322
186	HealthEquity, Inc. (a)	11,318
166	Progyny, Inc. (a)	5,709
		19,349
Marine - 0.4%
133	Kirby Corp. (a)	9,414
86	Matson, Inc.	5,686
		15,100
Metal & Glass Containers - 0.4%
306	Ardagh Metal Packaging S.A. ADR (b)	1,720
55	Greif, Inc. - Class A	3,929
10	Greif, Inc. - Class B	824
189	Silgan Holdings, Inc.	10,185
		16,658
Motorcycle Manufacturers - 0.3%
299	Harley-Davidson, Inc.	13,763

Movies & Entertainment - 0.4%
244	Cinemark Holdings, Inc. (a)	2,913
36	Madison Square Garden Sports Corp.	6,546
96	World Wrestling Entertainment, Inc. - Class A	8,124
		17,583
Multi-Utilities - 0.6%
163	Avista Corp.	6,504
146	Black Hills Corp.	10,567
129	NorthWestern Corp.	7,327
		24,398
Office Services & Supplies - 0.3%
84	MSA Safety, Inc.	11,457

Oil & Gas Drilling - 0.7%
211	Helmerich & Payne, Inc.	10,221
478	Patterson-UTI Energy, Inc.	8,030
135	Valaris Ltd. ADR (a)(b)	9,806
		28,057
Oil & Gas Equipment & Services - 0.8%
136	Cactus, Inc. - Class A	7,359
447	ChampionX Corp.	14,760
372	Liberty Energy, Inc.	5,889
479	NexTier Oilfield Solutions, Inc. (a)	4,512
		32,520

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Oil & Gas Exploration & Production - 2.4%
168	California Resources Corp.	$7,179
136	Callon Petroleum Co. (a)	5,787
89	Chord Energy Corp.	12,756
115	Civitas Resources, Inc.	7,653
410	CNX Resources Corp. (a)	6,859
203	Comstock Resources, Inc.	2,466
87	Crescent Energy Co. - Class A	1,049
109	Denbury, Inc. (a)	9,459
31	HighPeak Energy, Inc.	867
378	Magnolia Oil & Gas Corp. - Class A	8,925
336	Murphy Oil Corp.	14,653
161	Sitio Royalties Corp. - Class A	4,278
271	SM Energy Co.	8,908
167	Viper Energy Partners LP	5,302
		96,141
Oil & Gas Refining & Marketing - 0.3%
66	CVR Energy, Inc.	2,191
248	PBF Energy, Inc. - Class A	10,414
		12,605
Oil & Gas Storage & Transportation - 1.0%
716	Antero Midstream Corp.	7,804
218	DT Midstream, Inc.	11,916
970	Equitrans Midstream Corp.	7,033
40	Excelerate Energy, Inc. - Class A	932
225	Golar LNG Ltd. ADR (a)(b)	5,274
36	Kinetik Holdings, Inc.	1,126
116	Scorpio Tankers, Inc. ADR (b)	5,553
		39,638
Other Diversified Financial Services - 0.2%
170	Jackson Financial, Inc. - Class A	7,487

Packaged Foods & Meats - 1.6%
88	Cal-Maine Foods, Inc.	5,035
104	Freshpet, Inc. (a)	6,586
304	Hostess Brands, Inc. (a)	7,032
26	J&J Snack Foods Corp.	3,726
44	Lancaster Colony Corp.	8,444
122	Post Holdings, Inc. (a)	11,584
1	Seaboard Corp.	3,921
218	Simply Good Foods Co. (a)	7,913
34	Tootsie Roll Industries, Inc.	1,521
124	TreeHouse Foods, Inc. (a)	6,005
158	Utz Brands, Inc.	2,632
		64,399
Personal Products - 0.4%
293	BellRing Brands, Inc. (a)	8,309
239	Herbalife Nutrition Ltd. ADR (a)(b)	4,199

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
41	Inter Parfums, Inc.	$4,847
		17,355
Pharmaceuticals - 0.8%
103	Arvinas, Inc. (a)	3,375
207	Corcept Therapeutics, Inc. (a)	4,732
62	Harmony Biosciences Holdings, Inc. (a)	2,987
194	Intra-Cellular Therapies, Inc. (a)	9,296
100	Pacira BioSciences, Inc. (a)	3,927
111	Prestige Consumer Healthcare, Inc. (a)	7,299
57	Tricida, Inc. (a)	2
		31,618
Property & Casualty Insurance - 1.8%
132	Assured Guaranty Ltd. ADR (b)	8,263
172	Axis Capital Holdings Ltd. ADR (b)	10,762
73	Hanover Insurance Group, Inc.	9,824
140	Kemper Corp.	8,222
60	Mercury General Corp.	2,144
99	RLI Corp.	13,113
134	Selective Insurance Group, Inc.	12,730
6	White Mountains Insurance Group Ltd. ADR (b)	9,168
		74,226
Publishing - 0.1%
96	John Wiley & Sons, Inc. - Class A	4,397

Real Estate Development - 0.2%
81	Howard Hughes Corp. (a)	6,925

Real Estate Operating Companies - 0.3%
361	DigitalBridge Group, Inc.	5,343
264	Kennedy-Wilson Holdings, Inc.	4,720
656	WeWork, Inc. - Class A (a)	1,043
		11,106
Real Estate Services - 0.3%
366	Cushman & Wakefield PLC ADR (a)(b)	5,281
311	Newmark Group, Inc. - Class A	2,665
1,115	Opendoor Technologies, Inc. (a)	2,442
		10,388
Regional Banks - 6.6%
147	Ameris Bancorp	6,933
324	Associated Banc-Corp	7,261
165	Atlantic Union Bankshares Corp.	6,384
40	BancFirst Corp.	3,445
89	Bank of Hawaii Corp.	6,808
249	Bank OZK	11,372
173	BankUnited, Inc.	6,512
403	Cadence Bank	10,309
157	Cathay General Bancorp	6,902
176	Columbia Banking System, Inc.	5,440

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
119	Community Bank System, Inc.	$6,867
297	CVB Financial Corp.	7,193
362	Eastern Bankshares, Inc.	5,854
409	First BanCorp ADR (b)	5,501
286	First Hawaiian, Inc.	7,848
178	First Interstate BancSystem, Inc. - Class A	6,387
131	First Merchants Corp.	5,586
779	FNB Corp.	11,116
369	Fulton Financial Corp.	6,173
187	Hancock Whitney Corp.	9,627
427	Home BancShares, Inc.	10,192
101	Independent Bank Corp.	8,049
79	Independent Bank Group, Inc.	4,843
125	International Bancshares Corp.	5,859
649	Old National Bancorp	11,357
209	Pacific Premier Bancorp, Inc.	6,759
265	PacWest Bancorp	7,330
112	ServisFirst Bancshares, Inc.	7,636
69	Silvergate Capital Corp. - Class A (a)(c)	983
276	Simmons First National Corp. - Class A	6,158
110	Texas Capital Bancshares, Inc. (a)	7,268
89	UMB Financial Corp.	8,027
484	Umpqua Holdings Corp.	8,809
296	United Bankshares, Inc.	11,899
232	United Community Banks, Inc.	7,549
135	Wintrust Financial Corp.	12,348
		268,584
Reinsurance - 0.1%
24	Enstar Group Ltd. ADR (a)(b)	5,815

Renewable Electricity - 0.3%
97	Ormat Technologies, Inc.	8,977
222	Sunnova Energy International, Inc. (a)	4,325
		13,302
Research & Consulting Services - 0.7%
110	CBIZ, Inc. (a)	5,235
114	Exponent, Inc.	11,690
124	Science Applications International Corp.	12,869
		29,794
Restaurants - 0.7%
149	Krispy Kreme, Inc.	1,818
73	Papa John’s International, Inc.	6,547
373	Wendy’s Co.	8,318
67	Wingstop, Inc.	10,617
		27,300
Security & Alarm Services - 0.2%
102	Brink’s Co.	6,691

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Semiconductor Equipment - 0.9%
239	Amkor Technology, Inc.	$6,993
73	Axcelis Technologies, Inc. (a)	8,026
172	FormFactor, Inc. (a)	4,840
127	Kulicke & Soffa Industries, Inc.	6,490
110	Onto Innovation, Inc. (a)	8,652
		35,001
Semiconductors - 2.0%
82	Ambarella, Inc. ADR (a)(b)	7,367
126	Cirrus Logic, Inc. (a)	11,389
99	Diodes, Inc. (a)	8,830
114	MACOM Technology Solutions Holdings, Inc. (a)	7,640
163	MaxLinear, Inc. (a)	6,716
126	Power Integrations, Inc.	10,847
247	Rambus, Inc. (a)	9,996
141	Semtech Corp. (a)	4,657
73	Silicon Laboratories, Inc. (a)	11,454
34	SiTime Corp. (a)	3,918
		82,814
Silver - 0.2%
1,238	Hecla Mining Co.	7,638

Soft Drinks - 0.2%
11	Coca-Cola Consolidated, Inc.	5,575
53	National Beverage Corp. (a)	2,343
		7,918
Specialized Consumer Services - 0.0% (d)
180	Mister Car Wash, Inc. (a)	1,849

Specialty Chemicals - 2.2%
202	Avient Corp.	8,185
72	Balchem Corp.	9,405
172	Diversey Holdings Ltd. ADR (a)(b)	1,044
517	Element Solutions, Inc.	10,588
2,490	Ginkgo Bioworks Holdings, Inc. (a)	4,856
119	HB Fuller Co.	8,223
80	Ingevity Corp. (a)	6,595
55	Innospec, Inc.	6,216
400	Livent Corp. (a)	10,368
16	NewMarket Corp.	5,512
31	Quaker Chemical Corp.	6,103
94	Sensient Technologies Corp.	7,115
48	Stepan Co.	5,272
		89,482
Specialty Stores - 0.8%
177	Academy Sports & Outdoors, Inc.	10,340
316	Leslie’s, Inc. (a)	4,895
177	National Vision Holdings, Inc. (a)	7,275

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
179	Petco Health & Wellness Co., Inc. (a)	$2,093
98	Signet Jewelers Ltd. ADR (b)	7,527
		32,130
Steel - 0.8%
34	Alpha Metallurgical Resources, Inc.	5,472
291	ATI, Inc. (a)	10,589
261	Commercial Metals Co.	14,164
69	Worthington Industries, Inc.	3,924
		34,149
Systems Software - 1.4%
90	Appian Corp. - Class A (a)	3,723
99	CommVault Systems, Inc. (a)	6,161
190	KnowBe4, Inc. - Class A (a)	4,729
35	Monday.com Ltd. ADR (a)(b)	4,557
78	Qualys, Inc. (a)	8,998
128	Rapid7, Inc. (a)	5,103
248	Tenable Holdings, Inc. (a)	9,977
227	Teradata Corp. (a)	7,918
241	Varonis Systems, Inc. (a)	6,227
		57,393
Technology Distributors - 0.5%
212	Avnet, Inc.	9,727
78	Insight Enterprises, Inc. (a)	8,792
		18,519
Technology Hardware, Storage & Peripherals - 0.3%
102	Super Micro Computer, Inc. (a)	7,378
245	Xerox Holdings Corp.	4,013
		11,391
Thrifts & Mortgage Finance - 1.9%
128	Axos Financial, Inc. (a)	6,159
87	Columbia Financial, Inc. (a)	1,727
67	Enact Holdings, Inc.	1,685
237	Essent Group Ltd. ADR (b)	10,435
676	MGIC Investment Corp.	9,545
146	Mr. Cooper Group, Inc. (a)	6,715
1,494	New York Community Bancorp, Inc.	14,925
58	PennyMac Financial Services, Inc.	3,910
360	Radian Group, Inc.	7,956
116	TFS Financial Corp.	1,653
69	Walker & Dunlop, Inc.	6,581
141	WSFS Financial Corp.	6,812
		78,103
Tires & Rubber - 0.2%
634	Goodyear Tire & Rubber Co. (a)	7,133

Trading Companies & Distributors - 2.2%
232	Air Lease Corp.	10,433
86	Applied Industrial Technologies, Inc.	12,316

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
112	Beacon Roofing Supply, Inc. (a)	$6,371
87	Boise Cascade Co.	6,522
79	GATX Corp.	9,042
56	Herc Holdings, Inc.	8,698
103	MSC Industrial Direct Co., Inc. - Class A	8,518
94	Rush Enterprises, Inc. - Class A	5,058
11	Rush Enterprises, Inc. - Class B	640
137	Triton International Ltd. ADR (b)	9,678
375	Univar Solutions, Inc. (a)	12,930
		90,206
Trucking - 0.7%
677	Lyft, Inc. - Class A (a)	11,001
108	Ryder System, Inc.	10,196
90	Schneider National, Inc. - Class B	2,385
126	Werner Enterprises, Inc.	5,918
		29,500
Water Utilities - 0.4%
83	American States Water Co.	7,816
121	California Water Service Group	7,402
		15,218
Wireless Telecommunication Services - 0.0% (d)
33	United States Cellular Corp. (a)	807
	TOTAL COMMON STOCKS (Cost $3,560,994)	3,773,112

REAL ESTATE INVESTMENT TRUSTS - 6.3%
Diversified REITs - 0.3%
336	Broadstone Net Lease, Inc.	6,085
317	Essential Properties Realty Trust, Inc.	8,077
		14,162
Health Care REITs - 0.5%
96	National Health Investors, Inc.	5,648
505	Physicians Realty Trust	8,009
512	Sabra Health Care REIT, Inc.	6,912
		20,569
Hotel & Resort REITs - 0.9%
458	Apple Hospitality REIT, Inc.	8,120
468	Park Hotels & Resorts, Inc.	6,884
292	Pebblebrook Hotel Trust	4,789
118	Ryman Hospitality Properties, Inc.	10,961
470	Sunstone Hotel Investors, Inc.	5,165
		35,919
Industrial REITs - 0.6%
62	Innovative Industrial Properties, Inc.	5,566
616	LXP Industrial Trust	7,115
166	Terreno Realty Corp.	10,695
		23,376
Mortgage REITs - 1.0%
369	Arbor Realty Trust, Inc.	5,509

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
365	Blackstone Mortgage Trust, Inc. - Class A	$8,702
512	Chimera Investment Corp.	3,732
266	Claros Mortgage Trust, Inc.	4,453
194	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,161
1,044	Rithm Capital Corp.	9,824
		39,381
Office REITs - 1.2%
251	Corporate Office Properties Trust	7,046
339	Cousins Properties, Inc.	9,295
382	Douglas Emmett, Inc.	6,398
234	Equity Commonwealth	5,972
233	Highwoods Properties, Inc.	7,076
256	JBG SMITH Properties	5,156
147	SL Green Realty Corp.	6,049
		46,992
Residential REITs - 0.2%
496	Independence Realty Trust, Inc.	9,340

Retail REITs - 0.8%
489	Kite Realty Group Trust	10,611
480	Macerich Co.	6,595
261	Phillips Edison & Co., Inc.	8,749
412	SITE Centers Corp.	5,624
		31,579
Specialized REITs - 0.8%
166	EPR Properties	7,052
181	Four Corners Property Trust, Inc.	5,206
327	Outfront Media, Inc.	6,507
178	PotlatchDeltic Corp.	8,713
58	Safehold, Inc.	2,028
529	Uniti Group, Inc.	3,486
		32,992
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $235,751)	254,310

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.4%
16,973	First American Government Obligations Fund - Class X, 4.14% (e)	16,973
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,973)	16,973

MONEY MARKET FUNDS - 0.5%
22,998	First American Government Obligations Fund - Class X, 4.14% (e)	22,998
	TOTAL MONEY MARKET FUNDS (Cost $22,998)	22,998

	TOTAL INVESTMENTS (Cost $3,836,716) - 100.5%	$4,067,393
	Liabilities in Excess of Other Assets - (0.5%)	(21,372)
	TOTAL NET ASSETS - 100.0%	$4,046,021

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security or a portion of this security was out on loan as of January 31, 2023. Total loaned securities had a market value of $17,277 as of January 31, 2023.
(d)	Represents less than 0.05% of net assets.
(e)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2023 (Unaudited)

	Strive U.S. Energy ETF	Strive 500 ETF	Strive U.S. Semiconductor ETF	Strive Emerging Markets Ex-China ETF
Assets:
Investments in securities, at value	$403,333,515	$113,616,912	$17,309,134	$100,649,891
Receivable for return of capital	155,656	2,504	-	-
Dividends and interest receivable	101,546	80,957	8,951	-
Securities lending income receivable (Note 4)	94	230	61	-
Receivable for fund shares sold	-	1,273,290	-	102,973,800
Total assets	403,590,811	114,973,893	17,318,146	203,623,691

Liabilities:
Accrued investment advisory fees	137,850	4,787	5,198	22
Payable for investment securities purchased	-	1,244,187	-	100,834,629
Due to securities lending agent (Note 4)	-	40,470	66,916	-
Spot trade payable	-	-	-	3,851
Total liabilities	137,850	1,289,444	72,114	100,838,502
Net Assets	$403,452,961	$113,684,449	$17,246,032	$102,785,189

Net Assets Consist of:
Paid-in capital	$364,047,487	$107,151,725	$15,250,708	$102,973,800
Total distributable earnings (accumulated deficit)	39,405,474	6,532,724	1,995,324	(188,611)
Net Assets:	$403,452,961	$113,684,449	$17,246,032	$102,785,189

Calculation of Net Asset Value Per Share:
Net Assets	$403,452,961	$113,684,449	$17,246,032	$102,785,189
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	13,370,000	4,400,000	620,000	4,100,000
Net Asset Value per Share	$30.18	$25.84	$27.82	$25.07

Cost of Investments in Securities	$367,864,297	$107,435,488	$15,261,818	$100,832,965

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2023 (Unaudited)

	Strive 1000 Dividend Growth ETF	Strive 1000 Growth ETF	Strive 1000 Value ETF	Strive Small-Cap ETF
Assets:
Investments in securities, at value	$5,228,036	$4,056,813	$2,622,112	$4,067,393
Dividends and interest receivable	4,341	1,487	3,088	795
Securities lending income receivable (Note 4)	4	7	22	147
Receivable for return of capital	-	-	154	104
Receivable for investments sold	-	-	-	5
Cash	-	-	-	2
Total assets	5,232,381	4,058,307	2,625,376	4,068,446

Liabilities:
Accrued investment advisory fees	1,014	455	392	533
Due to securities lending agent (Note 4)	-	1,453	2,280	16,973
Payable for investment securities purchased	-	-	-	4,919
Total liabilities	1,014	1,908	2,672	22,425
Net Assets	$5,231,367	$4,056,399	$2,622,704	$4,046,021

Net Assets Consist of:
Paid-in capital	$5,066,090	$3,734,215	$2,445,000	$3,681,266
Total distributable earnings (accumulated deficit)	165,277	322,184	177,704	364,755
Net Assets:	$5,231,367	$4,056,399	$2,622,704	$4,046,021

Calculation of Net Asset Value Per Share:
Net Assets	$5,231,367	$4,056,399	$2,622,704	$4,046,021
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	200,000	150,000	100,000	150,000
Net Asset Value per Share	$26.16	$27.04	$26.23	$26.97

Cost of Investments in Securities	$5,064,537	$3,735,807	$2,448,373	$3,836,716

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

STATEMENTS OF OPERATIONS

For the Period Ended January 31, 2023 (Unaudited)

	Strive U.S. Energy ETF(1)	Strive 500 ETF(2)	Strive U.S. Semiconductor ETF(3)	Strive Emerging Markets Ex-China ETF(4)
Investment Income:
Dividend income (net of foreign withholding tax of $2,892, $0, $0, and $0, respectively)	$5,341,571	$432,752	$50,400	$-
Interest income	18,692	3,882	431	-
Securities lending income	122	285	85	-
Total investment income	5,360,385	436,919	50,916	-

Expenses:
Investment advisory fees	673,433	14,968	13,841	22
Net expenses	673,433	14,968	13,841	22

Net Investment Income (Loss)	4,686,952	421,951	37,075	(22)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	3,849,012	267,288	(56,244)	-
	3,849,012	267,288	(56,244)	-
Net change in unrealized appreciation (depreciation) on:
Investments	35,469,218	6,181,424	2,047,316	(189,006)
Foreign currency	-	-	-	417
	35,469,218	6,181,424	2,047,316	(188,589)
Net realized and unrealized gain (loss) on investments:	39,318,230	6,448,712	1,991,072	(188,589)
Net Increase (Decrease) in Net Assets Resulting from Operations	$44,005,182	$6,870,663	$2,028,147	$(188,611)

(1)	The Fund commenced operations on August 9, 2022.
(2)	The Fund commenced operations on September 15, 2022.
(3)	The Fund commenced operations on October 6, 2022.
(4)	The Fund commenced operations on January 31, 2023.

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

STATEMENTS OF OPERATIONS

For the Period Ended January 31, 2023 (Unaudited)

	Strive 1000 Dividend Growth ETF(1)	Strive 1000 Growth ETF(1)	Strive 1000 Value ETF(1)	Strive Small-Cap ETF(1)
Investment Income:
Dividend income (net of foreign withholding tax of $0, $0, $1, and $6, respectively)	$13,191	$6,102	$16,563	$9,874
Interest income	66	78	71	103
Securities lending income	5	9	28	181
Total investment income	13,262	6,189	16,662	10,158

Expenses:
Investment advisory fees	2,305	1,122	1,042	1,182
Net expenses	2,305	1,122	1,042	1,182

Net Investment Income	10,957	5,067	15,620	8,976

Realized and Unrealized Gain on Investments:
Net realized gain (loss) on:
Investments	(1,957)	46	8	132,624
	(1,957)	46	8	132,624
Net change in unrealized appreciation on:
Investments	163,499	321,006	173,739	230,677
	163,499	321,006	173,739	230,677
Net realized and unrealized gain on investments:	161,542	321,052	173,747	363,301
Net Increase in Net Assets Resulting from Operations	$172,499	$326,119	$189,367	$372,277

(1)	The Fund commenced operations on November 10, 2022.

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Strive U.S. Energy ETF For the Period Ended January 31, 2023 (Unaudited)(1)	Strive 500 ETF For the Period Ended January 31, 2023 (Unaudited)(2)	Strive U.S. Semiconductor ETF For the Period Ended January 31, 2023 (Unaudited)(3)	Strive Emerging Markets Ex- China ETF For the Period Ended January 31, 2023 (Unaudited)(4)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$4,686,952	$421,951	$37,075	$(22)
Net realized gain (loss) on investments	3,849,012	267,288	(56,244)	-
Net change in unrealized appreciation (depreciation) on investments	35,469,218	6,181,424	2,047,316	(188,589)
Net increase (decrease) in net assets resulting from operations	44,005,182	6,870,663	2,028,147	(188,611)

Distributions to Shareholders:
Net investment income	(4,599,708)	(337,939)	(32,823)	-
Total distributions to shareholders	(4,599,708)	(337,939)	(32,823)	-

Capital Share Transactions:
Proceeds from shares sold	409,305,361	112,000,165	17,252,966	102,973,800
Payments for shares redeemed	(45,257,875)	(4,848,440)	(2,002,258)	-
Transaction fees (See Note 1)	1	-	-	-
Net increase in net assets derived from net change in capital share transactions	364,047,487	107,151,725	15,250,708	102,973,800

Net Increase in Net Assets	403,452,961	113,684,449	17,246,032	102,785,189

Net Assets:
Beginning of period	-	-	-	-
End of period	$403,452,961	$113,684,449	$17,246,032	$102,785,189

Changes in Shares Outstanding:
Shares outstanding, beginning of period	-	-	-	-
Shares sold	14,990,000	4,600,000	710,000	4,100,000
Shares repurchased	(1,620,000)	(200,000)	(90,000)	-
Shares outstanding, end of period	13,370,000	4,400,000	620,000	4,100,000

(1)	The Fund commenced operations on August 9, 2022.
(2)	The Fund commenced operations on September 15, 2022.
(3)	The Fund commenced operations on October 6, 2022.
(4)	The Fund commenced operations on January 31, 2023.

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Strive 1000 Dividend Growth ETF	Strive 1000 Growth ETF	Strive 1000 Value ETF	Strive Small-Cap ETF
	For the Period Ended January 31, 2023 (Unaudited)(1)	For the Period Ended January 31, 2023 (Unaudited)(1)	For the Period Ended January 31, 2023 (Unaudited)(1)	For the Period Ended January 31, 2023 (Unaudited)(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$10,957	$5,067	$15,620	$8,976
Net realized gain (loss) on investments	(1,957)	46	8	132,624
Net change in unrealized appreciation on investments	163,499	321,006	173,739	230,677
Net increase in net assets resulting from operations	172,499	326,119	189,367	372,277

Distributions to Shareholders:
Net investment income	(7,222)	(3,935)	(11,663)	(7,522)
Total distributions to shareholders	(7,222)	(3,935)	(11,663)	(7,522)

Capital Share Transactions:
Proceeds from shares sold	5,066,090	3,734,215	2,445,000	4,996,380
Payments for shares redeemed	-	-	-	(1,315,115)
Transaction fees (See Note 1)	-	-	-	1
Net increase in net assets derived from net change in capital share transactions	5,066,090	3,734,215	2,445,000	3,681,266

Net Increase in Net Assets	5,231,367	4,056,399	2,622,704	4,046,021

Net Assets:
Beginning of period	-	-	-	-
End of period	$5,231,367	$4,056,399	$2,622,704	$4,046,021

Changes in Shares Outstanding:
Shares outstanding, beginning of period	-	-	-	-
Shares sold	200,000	150,000	100,000	200,000
Shares repurchased	-	-	-	(50,000)
Shares outstanding, end of period	200,000	150,000	100,000	150,000

(1)	The Fund commenced operations on November 10, 2022.

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

FINANCIAL HIGHLIGHTS

For the Period Ended January 31, 2023 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
Strive U.S. Energy ETF
August 9, 2022(6) to January 31, 2023	$25.12	0.40	5.01	5.41	(0.35)	(0.35)	$30.18	21.55%	$403,453	0.41%	2.85%	2%
Strive 500 ETF
September 15, 2022(6) to January 31, 2023	$25.10	0.14	0.69	0.83	(0.09)	(0.09)	$25.84	3.32%	$113,684	0.05%	1.21%	1%
Strive U.S. Semiconductor ETF
October 6, 2022(6) to January 31, 2023	$25.07	0.09	2.72	2.81	(0.06)	(0.06)	$27.82	11.22%	$17,246	0.40%	0.72%	10%
Strive Emerging Markets Ex-China ETF
January 31, 2023(6)	$25.17	(0.00)(7)	(0.10)	(0.10)	-	-	$25.07	(0.22%)	$102,785	0.32%	(0.00%)	0%⁽⁸⁾
Strive 1000 Dividend Growth ETF
November 10, 2022(6) to January 31, 2023	$24.59	0.10	1.54	1.64	(0.07)	(0.07)	$26.16	6.67%	$5,231	0.35%	0.78%	2%
Strive 1000 Growth ETF
November 10, 2022(6) to January 31, 2023	$24.51	0.05	2.52	2.57	(0.04)	(0.04)	$27.04	10.51%	$4,056	0.18%	0.38%	0%⁽⁸⁾
Strive 1000 Value ETF
November 10, 2022(6) to January 31, 2023	$24.45	0.16	1.74	1.90	(0.12)	(0.12)	$26.23	7.77%	$2,623	0.18%	1.27%	0%⁽⁸⁾
Strive Small-Cap ETF
November 10, 2022(6) to January 31, 2023	$24.32	0.08	2.65	2.73	(0.08)	(0.08)	$26.97	11.25%	$4,046	0.18%	0.64%	26%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Commencement of operations.
(7)	Rounds to less than $0.005.
(8)	Amounts less than 0.5% are displayed as 0%.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS

JANUARY 31, 2023 (UNAUDITED)

NOTE 1 – ORGANIZATION

Each of Strive U.S. Energy ETF, Strive 500 ETF, Strive U.S. Semiconductor ETF, Strive Emerging Markets Ex-China ETF, Strive 1000 Dividend Growth ETF, Strive 1000 Growth ETF, Strive 1000 Value ETF, and Strive Small-Cap ETF (individually a “Fund” or collectively the “Funds”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of the Strive Energy ETF and the Strive Semiconductor ETF is considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services - Investment Companies. The investment objective of each Fund is to seek to track the total return performance, before fees and expenses, of its particular index. The underlying index for each Fund is defined below:

Fund	Index
Strive U.S. Energy ETF	Solactive United States Energy Regulated Capped Index
Strive 500 ETF	Solactive GBS United States 500 Index
Strive U.S. Semiconductor ETF	Solactive United States Semiconductors 30 Capped Index
Strive Emerging Markets Ex-China ETF	Solactive GBS Emerging Markets ex China Large and Mid Cap Index
Strive 1000 Dividend Growth ETF	Bloomberg U.S. 1000 Dividend Growth Index
Strive 1000 Growth ETF	Bloomberg U.S. 1000 Growth Index
Strive 1000 Value ETF	Bloomberg U.S. 1000 Value Index
Strive Small-Cap ETF	Bloomberg U.S. 600 Index

Strive U.S. Energy ETF commenced operations on August 9, 2022. Strive 500 ETF commenced operations on September 15, 2022. Strive U.S. Semiconductor ETF commenced operations on October 6, 2022. Strive 1000 Dividend Growth ETF, Strive 1000 Growth ETF, Strive 1000 Value ETF, and Strive Small-Cap ETF commenced operations on November 10, 2022. Strive Emerging Markets Ex-China ETF commenced operations on January 31, 2023. Each Fund manages to its respective index. A short description of each index is as follows:

The Solactive United States Energy Regulated Capped Index, Solactive GBS United States 500 Index, Solactive United States Semiconductors 30 Capped Index, and Solactive GBS Emerging Markets ex China Large and Mid Cap Index are based on proprietary methodologies developed by Solactive AG, licensed to Strive Assets Management, LLC.

The Bloomberg U.S. 1000 Dividend Growth Index, Bloomberg U.S. 1000 Growth Index, Bloomberg U.S. 1000 Value Index, and Bloomberg U.S. 2000 Index are based on proprietary methodologies developed by Bloomberg Index Services Limited, licensed to Strive Assets Management, LLC.

Effective January 25, 2022, Strive Small-Cap ETF changed its name from Strive 2000 ETF to Strive Small-Cap ETF, and its Index from Bloomberg U.S. 2000 Index to the Bloomberg U.S. 600 Index.

Shares of the Strive U.S. Energy ETF, Strive 500 ETF, Strive U.S. Semiconductor ETF, and Strive Emerging Markets Ex-China ETF are listed and traded on the NYSE Arca, Inc. Shares of Strive 1000 Dividend Growth ETF, Strive 1000 Growth ETF, Strive 1000 Value ETF, and Strive Small-Cap ETF are listed and traded on the Nasdaq Stock Market.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2023 (UNAUDITED)

Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of a specified number of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The size of a Creation Unit for each Fund is illustrated in the table below.

Fund	Size of Creation Unit (Shares)
Strive U.S. Energy ETF	10,000
Strive 500 ETF	50,000
Strive U.S. Semiconductor ETF	10,000
Strive Emerging Markets Ex-China ETF	100,000
Strive 1000 Dividend Growth ETF	50,000
Strive 1000 Growth ETF	50,000
Strive 1000 Value ETF	50,000
Strive Small-Cap ETF	50,000

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Funds effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Funds in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2023 (UNAUDITED)

NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of January 31, 2023, the Funds did not hold any securities that were fair valued under the Trust’s valuation policies and procedures.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2023 (UNAUDITED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of January 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Strive U.S. Energy ETF
Assets*
Common Stocks	$402,105,968	$-	$-	$402,105,968
Money Market Funds	1,227,547	-	-	1,227,547
Total Investments in Securities	$403,333,515	$-	$-	$403,333,515

Strive 500 ETF
Assets*
Common Stocks	$110,137,392	$-	$-	$110,137,392
Real Estate Invesment Trusts	2,922,120	-	-	2,922,120
Investments Purchased with Proceeds from Securities Lending	40,470	-	-	40,470
Money Market Funds	516,930	-	-	516,930
Total Investments in Securities	$113,616,912	$-	$-	$113,616,912

Strive U.S. Semiconductor ETF
Assets*
Common Stocks	$17,200,458	$-	$-	$17,200,458
Investments Purchased with Proceeds from Securities Lending	66,916	-	-	66,916
Money Market Funds	41,760	-	-	41,760
Total Investments in Securities	$17,309,134	$-	$-	$17,309,134

Strive Emerging Markets Ex-China ETF
Assets*
Common Stocks	$96,597,952	$-	$-	$96,597,952
Preferred Stocks	4,051,939	-	-	4,051,939
Total Investments in Securities	$100,649,891	$-	$-	$100,649,891

Strive 1000 Dividend Growth ETF
Assets*
Common Stocks	$4,998,214	$-	$-	$4,998,214
Real Estate Invesment Trusts	219,057	-	-	219,057
Money Market Funds	10,765	-	-	10,765
Total Investments in Securities	$5,228,036	$-	$-	$5,228,036

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2023 (UNAUDITED)

Strive 1000 Growth ETF
Assets*
Common Stocks	$3,916,550	$-	$-	$3,916,550
Real Estate Invesment Trusts	125,257	-	-	125,257
Investments Purchased with Proceeds from Securities Lending	1,453	-	-	1,453
Money Market Funds	13,553	-	-	13,553
Total Investments in Securities	$4,056,813	$-	$-	$4,056,813

Strive 1000 Value ETF
Assets*
Common Stocks	$2,526,685	$-	$-	$2,526,685
Real Estate Invesment Trusts	85,711	-	-	85,711
Investments Purchased with Proceeds from Securities Lending	2,280	-	-	2,280
Money Market Funds	7,436	-	-	7,436
Total Investments in Securities	$2,622,112	$-	$-	$2,622,112

Strive Small-Cap ETF
Assets*
Common Stocks	$3,773,112	$-	$-	$3,773,112
Real Estate Invesment Trusts	254,310	-	-	254,310
Investments Purchased with Proceeds from Securities Lending	16,973	-	-	16,973
Money Market Funds	22,998	-	-	22,998
Total Investments in Securities	$4,067,393	$-	$-	$4,067,393

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended January 31, 2023, Strive 1000 Growth ETF did invest in a Level 3 investment and recognized the transfer to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Strive 1000 Growth ETF
Rights
Value, Beginning of Period	$-
Purchases	-
Proceeds from Sales	-
Net Realized Gains (Losses)	-
Return of Capital	-
Change in Unrealized Appreciation (Depreciation)	-
Transfers In/(Out) of Level 3	-
Value, End of Year	-

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2023 (UNAUDITED)

B.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.	Federal Income Taxes. Each Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended January 31, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended January 31, 2023, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Funds’ Statement of Operations. During the fiscal period ended January 31, 2023, the Funds did not incur any interest or penalties. Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income and from net realized gains on securities for each Fund are declared and paid on a quarterly basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2023 (UNAUDITED)

E.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

H.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. No reclassifications were made for the fiscal period ended January 31, 2023.

NOTE 3 – RISKS

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Risks”.

The Strive U.S. Energy ETF and the Strive U.S. Semiconductor ETF are subject to non-diversification risk. Because the Funds are non-diversified, they may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Funds’ Shares and greater risk of loss.

The Strive U.S. Energy ETF is subject to energy sector risk. The market value of securities in the energy sector may decline for many reasons including, fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events that result in injury, loss of life or property, pollution or other environmental damage claims, terrorist threats or attacks, among other factors. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and may incur significant amounts of debt, to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may adversely affect companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure. Issuers in the energy sector may also be impacted by changing investor and consumer preferences arising from the sector’s potential exposure to sustainability and environmental concerns.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2023 (UNAUDITED)

The Strive U.S. Semiconductor ETF is subject to semiconductor sector risk. The semiconductor sector is highly cyclical and periodically experiences significant economic downturns characterized by diminished product demand, resulting in production overcapacity and excess inventory, which can result in rapid erosion of product selling prices. The sector has experienced significant downturns, often in connection with, or in anticipation of, maturing product cycles of both semiconductor companies’ and their customers’ products and the decline in general economic conditions. The Strive U.S. Semiconductor ETF is also subject to technology sector risk. The Fund will have exposure to companies operating in the technology sector. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

The Strive 1000 Growth ETF is subject to growth investing risk. The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery (although there is no guarantee that they will continue to do so). Therefore, growth securities may go in and out of favor over time.

The Strive 1000 Value ETF is subject to value investing risk. Securities issued by companies that may be perceived as undervalued may be appropriately valued. Value securities may fail to appreciate for long periods of time or may never realize their full potential value. In addition, the Fund’s ability to realize any benefits of investing in value securities may depend on the Fund’s ability to stay invested until the market’s perception of such securities change. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.

The Strive Emerging Markets Ex-China ETF is subject to emerging markets risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to those securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for shares and cause the Fund to decline in value.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2023 (UNAUDITED)

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

Strive Asset Management, LLC, serves as a discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held on July 26, 2022, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement and Sub-Advisory Agreement for the Strive U.S. Energy ETF, Strive 500 ETF, Strive U.S. Semiconductor ETF, and Strive Emerging Markets Ex-China ETF. The Trustees also met at a special meeting held on January 9, 2023 to consider an amendment to the Advisory Agreement for the Strive Emerging Markets Ex-China ETF to increase the Fund’s investment advisory fee prior to the Fund’s commencement of operations.

At a Board meeting held on November 4, 2022, the Trustees including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement and Sub-Advisory Agreement for the Strive 1000 Dividend Growth ETF, Strive 1000 Growth ETF, Strive 1000 Value ETF, and Strive Small-Cap ETF.

The table below represents the annual rate (after fee waivers) based on average daily net assets that each Fund pays the Adviser monthly:

Strive U.S. Energy ETF	0.41%
Strive 500 ETF	0.0545%
Strive U.S. Semiconductor ETF	0.40%
Strive Emerging Markets Ex-China ETF	0.32%
Strive 1000 Dividend Growth ETF	0.35%
Strive 1000 Growth ETF	0.18%
Strive 1000 Value ETF	0.18%
Strive Small-Cap ETF	0.18%

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2023 (UNAUDITED)

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33⅓% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.

As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

	Value of	Payable for
	Securities	Collateral
	on Loan	Received*
Strive U.S. Energy ETF	$-	$-
Strive 500 ETF	40,943	40,470
Strive U.S. Semiconductor ETF	67,520	66,916
Strive Emerging Markets Ex-China ETF	-	-
Strive 1000 Dividend Growth ETF	-	-
Strive 1000 Growth ETF	1,470	1,453
Strive 1000 Value ETF	2,310	2,280
Strive Small-Cap ETF	17,277	16,973

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2023 (UNAUDITED)

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Funds’ Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Funds during the current fiscal period, was as follows:

Strive U.S. Energy ETF	$122
Strive 500 ETF	285
Strive U.S. Semiconductor ETF	85
Strive Emerging Markets Ex-China ETF	-
Strive 1000 Dividend Growth ETF	5
Strive 1000 Growth ETF	9
Strive 1000 Value ETF	28
Strive Small-Cap ETF	181

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended January 31, 2023, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Strive U.S. Energy ETF	$14,705,310	$5,706,536
Strive 500 ETF	1,254,813	650,188
Strive U.S. Semiconductor ETF	1,470,374	925,866
Strive Emerging Markets Ex-China ETF	83,306,196	-
Strive 1000 Dividend Growth ETF	63,085	48,620
Strive 1000 Growth ETF	-	3,254
Strive 1000 Value ETF	70	827
Strive Small-Cap ETF	1,892,273	585,932

For the fiscal period ended January 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Strive U.S. Energy ETF	$399,208,244	$45,037,565
Strive 500 ETF	110,790,720	4,779,558
Strive U.S. Semiconductor ETF	16,661,365	1,996,487
Strive Emerging Markets Ex-China ETF	17,526,769	-
Strive 1000 Dividend Growth ETF	5,041,264	-
Strive 1000 Growth ETF	3,724,014	-
Strive 1000 Value ETF	2,439,582	-
Strive Small-Cap ETF	3,667,309	1,309,215

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2023 (UNAUDITED)

For the fiscal period ended January 31, 2023, short term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Strive U.S. Energy ETF	$4,166,651	$-
Strive 500 ETF	292,737	-
Strive U.S. Semiconductor ETF	71,782	-
Strive Emerging Markets Ex-China ETF	-	-
Strive 1000 Dividend Growth ETF	-	-
Strive 1000 Growth ETF	-	-
Strive 1000 Value ETF	-	-
Strive Small-Cap ETF	168,240	-

There were no purchases or sales of U.S. Government securities during the fiscal period.

NOTE 7 – TAX INFORMATION

As of July 31, 2022, the Funds had not commenced operations. Tax information will be presented within the Funds’ first annual report as of July 31, 2023.

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended January 31, 2023, was as follows:

Fiscal Period Ended January 31, 2023
Ordinary Income
Strive U.S. Energy ETF	4,599,708
Strive 500 ETF	337,939
Strive U.S. Semiconductor ETF	32,823
Strive Emerging Markets Ex-China ETF	-
Strive 1000 Dividend Growth ETF	7,222
Strive 1000 Growth ETF	3,935
Strive 1000 Value ETF	11,663
Strive Small-Cap ETF	7,522

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2023 (UNAUDITED)

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. Except as noted below, there were no transactions that occurred during the period subsequent to January 31, 2023, that materially impacted the amounts or disclosures in the Funds’ financial statements.

Strive 500 ETF, Strive 1000 Growth ETF, and Strive 1000 Value ETF (the “Funds”) held positions in Silicon Valley Bank at the end of the semi-annual period. On March 10, 2023, regulators halted trading in shares of SVB Financial Group (ticker: SIVB), the bank’s parent company, and closed the bank to protect depositors. In addition, the Funds held positions in New York-based Signature Bank (ticker: SBNY) at the end of the semi-annual period. On March 12, 2023, SNBY was also shut down by regulators and placed into FDIC receivership. As a result of these actions, both SIVB and SNBY were removed from the Funds’ indices. Subsequently, the Funds sold their holdings in both SIVB and SNBY on March 28, 2023.

STRIVE ETFS

EXPENSE EXAMPLE

JANUARY 31, 2023 (UNAUDITED)

As a shareholder of the Strive U.S. Energy ETF, Strive 500 ETF, Strive U.S. Semiconductor ETF, Strive Emerging Markets Ex-China ETF, Strive 1000 Dividend Growth ETF, Strive 1000 Growth ETF, Strive 1000 Value ETF, and/or Strive Small-Cap ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Fiscal Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund compared to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
Strive U.S. Energy ETF[1]
Actual	0.41%	$1,000.00	$1,215.50	$2.19
Hypothetical (5% annual return before expenses)	0.41%	1,000.00	1,023.14	2.09

Strive 500 ETF[2]
Actual	0.05%	$1,000.00	$1,033.20	$0.19
Hypothetical (5% annual return before expenses)	0.05%	1,000.00	1,024.95	0.26

Strive U.S. Semiconductor ETF[3]
Actual	0.40%	$1,000.00	$1,112.20	$1.37
Hypothetical (5% annual return before expenses)	0.40%	1,000.00	1,023.19	2.04

STRIVE ETFS

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
Strive Emerging Markets Ex-China ETF[4]
Actual	0.32%	$1,000.00	$997.80	$0.01
Hypothetical (5% annual return before expenses)	0.32%	1,000.00	1,023.59	1.63

Strive 1000 Dividend Growth ETF[5]
Actual	0.35%	$1,000.00	$1,066.70	$0.82
Hypothetical (5% annual return before expenses)	0.35%	1,000.00	1,023.44	1.79

Strive 1000 Growth ETF[5]
Actual	0.18%	$1,000.00	$1,105.10	$0.43
Hypothetical (5% annual return before expenses)	0.18%	1,000.00	1,024.30	0.92

Strive 1000 Value ETF[5]
Actual	0.18%	$1,000.00	$1,077.70	$0.43
Hypothetical (5% annual return before expenses)	0.18%	1,000.00	1,024.30	0.92

Strive Small-Cap ETF[5]
Actual	0.18%	$1,000.00	$1,112.50	$0.43
Hypothetical (5% annual return before expenses)	0.18%	1,000.00	1,024.30	0.92

1.	The inception date for the Strive U.S. Energy ETF was August 9, 2022. Actual expenses paid during the period are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 176/365 (to reflect the period).
2.	The inception date for the Strive 500 ETF was September 15, 2022. Actual expenses paid during the period are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 139/365 (to reflect the period).
3.	The inception date for the Strive U.S. Semiconductor ETF was October 6, 2022. Actual expenses paid during the period are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 118/365 (to reflect the period).
4.	The inception date for the Strive Emerging Markets Ex-China ETF was January 31, 2023. Actual expenses paid during the period are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 1/365 (to reflect the period).
5.	The inception date for the Strive 1000 Dividend Growth ETF, Strive 1000 Growth ETF, Strive 1000 Value ETF, and Strive Small-Cap ETF was November 10, 2022. Actual expenses paid during the period are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 83/365 (to reflect the period).

STRIVE ETFS

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund”, and collectively, the “Funds”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

During the period, the Trust’s Board of Trustees had designated Sean Hegarty and Wm. Joshua Russell of the Adviser as the Program Administrators, responsible for administering the Program and its policies and procedures.

At the July 26, 2022, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2022. The report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Funds’ ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

The Strive Funds were analyzed at the Board of Trustee meeting on which each respective Fund was approved.

STRIVE ETFS

MANAGEMENT OF THE FUNDS

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated and independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	33	None
Michael S. Pagano, Ph.D., CFA Born: 1962	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Co-Editor of the Financial Review (2023 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present).	33	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present).	33	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and President	Since 2014	Founder and Executive Managing Member, EA Advisers (2013 – present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010 – present).	33	None

*	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

STRIVE ETFS

MANAGEMENT OF THE FUNDS (CONTINUED)

Officers

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
John Vogel, Ph.D. Born: 1983	Treasurer and Chief Financial Officer	Since 2014	Managing Member, EA Advisers (2013 – present); Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2012 – present).
Jessica D. Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, Alpha Architect (2021 – Present), Chief Compliance Officer, Snow Compliance (2015 – 2021)
Patrick R. Cleary Born: 1982	Secretary	Since 2015	Chief Operating Officer and Managing Member, Alpha Architect, LLC (2014 – present); Chief Executive Officer of EA Advisers (2021 – present).
Sean Hegarty Born: 1993	Assistant Treasurer	Since 2022	Chief Operating Officer, EA Advisers (2022 – present); Assistant Vice President – Fund Administration, U.S. Bank Global Fund Services (2018 – 2022); Staff Accountant, Cohen & Company (2015 – 2018)

STRIVE ETFS

BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met virtually on both July 26, 2022 and November 4, 2022 to consider the approval of Advisory Agreement between the Trust, on behalf of the Strive U.S. Energy ETF, the Strive 500 ETF, the Strive U.S. Semiconductor ETF, the Strive Emerging Markets Ex-China ETF, the Strive 1000 Dividend Growth ETF, the Strive 1000 Growth ETF, the Strive 1000 Value ETF, and the Strive Small-Cap ETF (each a “New Fund” and collectively, the “New Funds”), and Empowered Funds, LLC (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and Strive Asset Management, LLC (the “Sub-Adviser”). The Board also met at a special meeting held on January 9, 2023 to consider an amendment to the Advisory Agreement for the Strive Emerging Markets Ex-China ETF to increase the Fund’s investment advisory fee prior to the Fund’s commencement of operations. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Independent Trustees and separately with Trust counsel who each provided assistance and advice. In reaching the decision to approve both the Advisory Agreements and Sub-Advisory Agreements the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed copies of the proposed Advisory Agreement and Sub-Advisory Agreement. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the New Funds. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the New Funds, and arranging service providers for the New Funds. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the New Funds, executing all New Fund transactions, monitoring compliance with the New Funds’ objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio manager in managing assets and the adequacy of each of the Adviser’s and Sub-Adviser’s resources. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Strive Sub-Adviser, to include the augmented resources mentioned above. The Board also considered that the Strive Sub-Adviser would provide its services to the New Funds as a discretionary investment sub-adviser, while each New Fund is passive and tracks a third-party index.

Performance. Performance information was not available for each New Fund as each had not yet commenced operations.

Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and Strive Sub-Adviser, respectively. With respect to the advisory fees and expense ratios for the Funds, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds. The Board noted that there were several comparable funds available for comparison, with the fees charged within a reasonable range as compared to the peers. Nevertheless, the peers under consideration were quite large and likely enjoyed material economies of scale that are not currently available to the Adviser and Sub-Adviser. With respect to the sub-advisory fees, the Board noted that they were payable solely out of the unitary management fee payable to the Adviser. The Adviser also presented two sets of peer analysis – the first being a mix of active and passive funds, with the second being an active only peer group. The Adviser also noted that the Funds had been priced at parity with comparable ETF products.

STRIVE ETFS

BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board considered, among other information, the data provided in the third-party report. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive).

The Board considered the third-party peer group analysis that included comparison of the New Funds’ anticipated total expense ratios (for both gross and net) and management fees against funds that were both exchanged-traded funds and mutual funds. The Board was agreeable to the fee levels.

Additionally, at a special meeting of the Board held on January 9, 2023, the Board considered a proposal to amend the fee schedule for the previously approved Strive Emerging Markets ex-China ETF. The Board was provided with updated fee analysis and other information and data to support the fee proposal. In connection with the Board’s deliberations, it considered that certain costs for the Fund were higher than initially anticipated (e.g., custody costs). The Board also considered that the Fund had not yet launched and the initial fee that was approved would make the Fund more difficult for the Fund’s Sub-Adviser to support at the previously approved fee levels. The Board considered the third-party peer group analysis that included comparison of the New Funds’ anticipated total expense ratios (for both gross and net) and management fees against funds that were both exchanged-traded funds and mutual funds. The Board was agreeable to the fee levels.

Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Strive Sub-Adviser in connection with providing their respective services to each New Fund. The Board reviewed estimated profit and loss information provided by the Adviser with respect to each New Fund and estimated data regarding the proposed sub-advisory fee and the costs associated with the personnel, systems, and equipment necessary to manage each New Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser agreed to pay all expenses incurred by each New Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser and the Strive Sub-Adviser, as sponsor of the Fund. They also considered each New Fund’s projected asset totals over the first two years of operations.

Other Benefits. The Board further considered the extent to which the Adviser or Strive Sub-Adviser might derive ancillary benefits from each New Fund’s operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Funds.

Economies of Scale. The Board also considered whether economies of scale would be realized by the New Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve both the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved both the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under the Agreements.

STRIVE ETFS

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at https://strivefunds.com/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://strivefunds.com/.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at https://strivefunds.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC d/b/a EA Advisers

19 East Eagle Road

Havertown, Pennsylvania 19083

Sub-Adviser

Strive Asset Management, LLC

6515 Longshore Loop, Suite 100

Dublin, Ohio 43017

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent

U.S. Bank National Association Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Strive U.S. Energy ETF

Symbol – DRLL

CUSIP – 02072L722

Strive 500 ETF

Symbol – STRV

CUSIP – 02072L680

Strive U.S. Semiconductor ETF

Symbol – SHOC

CUSIP – 02072L672

Strive Emerging Markets Ex-China ETF

Symbol – STXE

CUSIP – 02072L698

Strive 1000 Dividend Growth ETF

Symbol – STXD

CUSIP – 02072L581

Strive 1000 Growth ETF

Symbol – STXG

CUSIP – 02072L615

Strive 1000 Value ETF

Symbol – STXV

CUSIP – 02072L599

Strive Small-Cap ETF

Symbol – STXK

CUSIP – 02072L573

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	April 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	April 6, 2023

By (Signature and Title)	/s/ John R. Vogel
John R. Vogel, Principal Financial Officer and Treasurer

Date:	April 6, 2023